As filed with the SEC on April 29, 2024

 Registration No. 33-54926

Registration No. 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 39	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 137	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (800) 544-8888

DAVID A. GOLINO

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 30, 2024, pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2024

Fidelity Income Advantage®

Issued by Fidelity Investments Life Insurance Company (“FILI”)

Introduction:

This prospectus describes an individual, single premium, immediate variable income annuity contract (the “Contract”) issued by Fidelity Investments Life Insurance Company (“FILI”, the “Company”, “we”, or “us”). The Contract provides you (the “Annuitant”) with the opportunity to receive annuity income for life at regular intervals (the “Annuity Income Dates”). Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the “Joint Annuitant”).

When you purchased your Contract, you chose all fixed annuity income, all variable annuity income, or a combination of the two. We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of variable annuity income. Variable annuity income fluctuates in amount according to the investment results of the Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”) that you choose.

Currently, we do not offer this Contract for sale to new investors.

You purchased your Contract (1) on a non-qualified basis (“Non-qualified Contract”), or (2) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA could be purchased only with a contribution rolled over from another Roth IRA.

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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GLOSSARY

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Period, either you or the Joint Annuitant must be no more than 72 years old on the Contract Date. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit (also “unit”) - A unit of measure used to calculate the amount of variable annuity income.

Base Contract Expenses - Expenses that we assess daily against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract. See 4(c). Benchmark Rate of Return.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Death Benefit - A benefit of the Contract that provides protection if an Annuitant dies before the first Annuity Income Date.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant’s lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor -An index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor can be greater or less than one.

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The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Purchase Payment - The single payment you made to us in exchange for which we issued you a Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of a Subaccount, after all expenses.

Trading among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal (Liquidity) Period - Period of time money can be withdrawn from a Contract that was purchased with this feature. See 6(d). Contracts purchased with a Withdrawal Period.

Withdrawal Value - The total amount that can be withdrawn from a Contract that was purchased with a Withdrawal Period. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	None
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.00%[1]	1.00%[1]
	Subaccounts (Fund fees and expenses)	0.10%[2]	1.69%[2]
1 As a percentage of the Contract allocated to the Variable Account.
2 As a percentage of the net assets of each Subaccount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $357A		Highest Annual Cost $1,860B
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No transfers or withdrawals

A Assumes annuity payments based on 85-year old male, Single Life Annuity, no Guarantee Period, and 7% Benchmark Rate of Return.
B Assumes annuity payments based on 45-year old couple, Joint and Survivor Annuity with Full Annuity Income to the Survivor, 45-year Guarantee Period, and 3.5% Benchmark Rate of Return.

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Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.	1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccounts.

•  Variable annuity income will vary based on the performance of the Subaccount(s) that you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds 4. Annuity Income
Insurance Company Risks	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s financial strength and claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of February 7, 2024.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

Restrictions		Location in Prospectus
Investments

•  Additional Purchase Payments are not allowed.

•  Your Contract’s allocation between variable annuity income and fixed annuity income that you selected at purchase cannot be changed.

•  Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions on future purchases or exchanges in a Fund.

•  We have the right to eliminate any Subaccount, to combine two or more Subaccounts, or to substitute a new fund for the Fund in which a Subaccount invests.

3. Purchase Payment 7. Trading Among Subaccounts 11(a). Changes in Subaccounts

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Taxes		Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contract purchased with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  For a Qualified Contract, the entire amount of annuity income each year will generally be taxable as ordinary income unless your Purchase Payment included after-tax contributions.

•  For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable as ordinary income until you have recovered the “investment in the Contract,” after which the entire amount of annuity income will be taxable.

•  The taxable portion of a withdrawal is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on amounts received before age 59 1/2.

1. Principal Risks of Investing in the Contract 3. Purchase Payment 9. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation in the form of commissions for having sold this Contract to you. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchase Payment

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

This variable annuity contract is designed to provide periodic annuity income for your life (the “Annuitant”), or, if you purchased a joint life Contract, for your life and the life of the Joint Annuitant you named on the application. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not. This Contract may be appropriate if you desire income guaranteed for life and are comfortable assuming the risk / potential reward of the amount of each annuity income payment decreasing or increasing.

What are the phases of the Contract and how do I receive income payments?

This Contract has only one phase, the Income Phase, during which the Contract makes annuity income payments at regular intervals (the “Annuity Income Dates”).

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When you purchased your Contract, you chose the first Annuity Income Date, which could be up to one year from the date your Contract became effective (the “Contract Date”), and whether you wanted Annuity Income Dates to be monthly, quarterly, semiannual, or annual. You also chose to allocate your Purchase Payment to all fixed annuity income, all variable annuity, or a combination of the two. Finally, you chose an annuity income option from among a number of the annuity income options we made available. Four of these options allowed a Contract to be purchased with or without a Guarantee Period, which if selected provides for a guaranteed minimum number of years of annuity income. The other two options (only available at purchase of a Qualified Contract) include a Withdrawal Period, during which withdrawals can be taken from a Contract’s Withdrawal Value. See 5. Annuity Income Options Available at Purchase for more information on each Annuity Income Option.

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you chose an option that provides such a guarantee.

The amount of variable annuity income fluctuates in amount according to the investment results of the Subaccounts that you choose. You choose to invest your Contract in one or more of the multiple Subaccounts available under the Contract. Each Subaccount invests exclusively in shares one Fund. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

What are the other primary features of the Contract?

•	Making Exchanges: You may currently exchange amounts among the Subaccounts.

•	Death benefit: This is a benefit that provides protection if an Annuitant dies before the first Annuity Income Date.

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Tax Treatment: You can make exchanges among the Subaccounts without tax implications. The taxable portion of annuity income payments and withdrawals will be taxed as ordinary income, and you may have to pay a 10% penalty on amounts received before age 59 1/2.

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contact schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge

Base Contract Expenses[1]

(As a percentage of the assets of each Subaccount)	1.00%

[1]

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Separate Account Annual Expenses”.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.69%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.29%[2]

[2]	This reflects temporary reductions to Fund expenses.

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1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. All variable income under the Contract will increase or decrease from one Annuity Date to the next according to the investment results of the Subaccounts in which you are invested. Variable annuity income will end in the unlikely event that the value of every security held in the Subaccounts in which you are invested is reduced to zero. We do not guarantee the investment results of the Subaccounts or the amount of variable annuity income. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.

Possibility of Adverse Tax Consequences: In certain scenarios, annuity income payments and withdrawals may be subject to a 10% penalty tax. See 9. Tax Considerations. Consult with a tax professional to determine the tax implications of amounts received under this Contract.

Alternatives to the Contract: Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.

Potential Harmful Fund Transfer Activity: Frequent exchanges among Subaccounts by Owner(s) can reduce the long-term returns of the Funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 7. Trading Among Subaccounts for more information.

Insurance Company Risks: The Contract is issued by Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to honor its annuity income obligations under the Contract.

2. FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). FILI and the Variable Account

FILI: The Contract is issued by FILI. The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. The Death Benefit and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 7, 2024.1 FILI’s principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of FILI’s Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

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law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information.

2(b). The Funds

Each Subaccount in the Variable Account invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment adviser; however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the Funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not Contract charges, and do not increase Fund or Contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers and any subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus can be found online at www.fidelity.com/FIAreports or by calling 1-800-544-2442.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Fidelity Insurance Agency, Inc. receives compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

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3. PURCHASE PAYMENT

Currently, we do not offer this Contract for sale to new investors. Additional Purchase Payments are not allowed for existing Contracts.

Application and Initial Purchase Payment: You purchased your Contract (1) on a non-qualified basis (“Non-qualified Contract”), or (2) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA could be purchased only with a contribution rolled over from another Roth IRA.

To purchase a Contract, you were generally required to make a single payment (“Purchase Payment”) of at least $25,000 and complete an application form.

We applied your Purchase Payment to the purchase of a Contract within two Valuation Periods of receiving your payment and completed application form in good order at our Annuity Service Center. The date your Contract became effective is called the Contract Date.

Replacement of Contracts: You can generally exchange a non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if you buy the contract through an exchange, transfer or otherwise).

4. ANNUITY INCOME

4(a). Annuity Income Dates

We calculate the amount of your annuity income on each Annuity Income Date. You selected the first Annuity Income Date when you purchased the Contract. The first Annuity Income Date was permitted to be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates are on the same day of the month as the first Annuity Income Date. The latest date you were allowed to select as your first Annuity Income Date was one year after the Contract Date. The earliest date you were allowed to select as your first Annuity Income Date was 30 days after the Contract Date.

On the application, you chose the frequency of your annuity income as either monthly, quarterly, semi-annual, or annual.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Subaccounts at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

4(b). Fixed, Variable or Combination Annuity Income

At the time of purchase, you allocated your Purchase Payment between fixed and variable annuity income. You chose all fixed annuity income, all variable annuity income, or a combination of the two.

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Fixed Annuity Income: Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocated all of your Purchase Payment to fixed annuity income, FILI guarantees a specific amount of fixed annuity income that is the same on each Annuity Income Date, except as described for Options III and IV under 5(b) below.

We will determine the amount of fixed annuity income based on the annuity income purchase rate in effect. Factors influencing the purchase rate include (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you chose; (c) the frequency of Annuity Income Dates you chose and (d) the first Annuity Income Date you chose.

The fixed annuity income is determined by applying the applicable annuity income purchase rate to the Purchase Payment allocated to fixed annuity income.

Variable Annuity Income: Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Subaccounts.

All references to annuity income and the guaranteed duration of annuity income provided by Fidelity Income Advantage are subject to the limitation stated on page 1 of the prospectus: “We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income.” Variable annuity income is subject to the investment results of the Subaccounts and may increase or decrease. Variable annuity income will end in the unlikely event that the value of every security held in the Subaccounts in which you are invested is reduced to zero.

If you chose all variable annuity income, all of your annuity income will vary according to the investment experience of the Subaccounts. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options III and IV under 5(b) below.

Any portion of your Purchase Payment allocated to variable annuity income initially purchased Free Look Units. FILI determined the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you chose; (c) the frequency of Annuity Income Dates you chose; (d) the first Annuity Income Date you chose; (e) the Benchmark Rate of Return you chose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflected the investment performance of the Government Money Market Subaccount.

On the date the free look period ended (or an earlier date, depending on state law), FILI exchanged Free Look Units for Annuity Income Units in the Subaccounts you selected. The total dollar value of the Annuity Income Units was the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Subaccount under a single life Contract does not change unless you reallocate among the Subaccounts. If you chose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Subaccount. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Subaccount. The amount of variable annuity income on the Annuity Income Date is the sum of annuity income amounts for each Subaccount.

Combination of Fixed and Variable Annuity Income: If you chose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Subaccounts. We guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options III and IV under 5(b) below.

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4(c). Benchmark Rate of Return

The Benchmark Rate of Return applies only to the variable income portion of the Contract. Annuity income varies from one Annuity Income Date to the next based on your Contract’s annualized Total Return over that time period as compared to the Benchmark Rate of Return you chose when you purchased your Contract. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized Total Return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized Total Return for your Contract is less than the Benchmark Rate of Return.

5. ANNUITY INCOME OPTIONS AVAILABLE AT PURCHASE

5(a). Your Selection of an Annuity Income Option

On your application you chose your annuity income option from among a number of annuity income options. You also may have chosen to have either a Withdrawal Period or a Guarantee Period, but not both. (A Withdrawal Period was only available to Qualified Contracts). For any income option, you also chose to receive annuity income monthly, quarterly, semi-annually, or annually. None of these choices can be changed. If you purchased a Qualified Contract, federal income tax laws may have limited your annuity income options.

The frequency of payments you selected impacted the amount of each annuity income payment. For example, assuming all else is equal, choosing to receive payments on a monthly basis would have resulted in lower annuity income payment amounts than choosing to receive payments on an annual basis. Similarly, an election to receive payments over a longer expected period would have resulted in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•	purchasing a Contract with a Guarantee Period would have resulted in lower payment amounts than purchasing the same Contract without a Guarantee Period, and

•	purchasing a Qualified Contract with a Withdrawal Period would have resulted in lower payment amounts than purchasing the same Qualified Contract without a Withdrawal Period.

5(b). Annuity Income Options without a Withdrawal Period

I. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

II. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

III. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option II above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. Depending on what you selected on your application, annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

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IV. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option III above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In the event you are the first to die, depending on what you selected on your application annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option II but not as much annuity income as Option III.

For Options II, III and IV, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

5(c). Annuity Income Options including a Withdrawal Period

If you have a Qualified Contract and allocated a portion or all of your Purchase Payment to the Variable Account, you had the opportunity to elect one of the two below withdrawal options. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

V. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

VI. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner’s spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

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6. BENEFITS AVAILABLE UNDER THE CONTRACT

6(a). Overview of Benefits

The following table summarizes information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Benefits

Name of Benefit	Type of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions /Limitations
Death Benefit	Standard	Provides protection if the Annuitant or Joint Annuitant dies before the first Annuity Income Date.	None	Not applicable when death occurs on or after first Annuity Income Date.
Guarantee Period	Optional	Provides annuity income through a specified date even if neither the Annuitant nor the Joint Annuitant lives to the end of the Guarantee Period.	None

Only available at purchase of a Contract.

A Contract with a Guarantee Period cannot also have a Withdrawal Period.

Provides lower annuity income than an otherwise identical Contract without a Guarantee Period.

Length of Guarantee Period may be limited by the Code.

Withdrawal Period	Optional	A period of time you can make withdrawals from your Contract.	None

Only available at purchase of a Qualified Contract that provides variable annuity income.

A Contract with a Withdrawal Period cannot also have a Guarantee Period.

Withdrawals reduce the amount of variable annuity income and may cause the Withdrawal Period to shorten or end.

Partial withdrawals are limited to 2 per calendar year. Any partial withdrawal must be at least $500.

Provides lower annuity income than an otherwise identical Contract without a Withdrawal Period.

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6(b). Death Benefit

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

6(c). Contracts purchased with a Guarantee Period

Overview: If you selected annuity income options I, II, III, or IV on your application, at that time you also had the option to choose to have a Guarantee Period. You were able to choose a number of years from five (5) to forty-five (45). If you chose an income option with a Withdrawal Period, you could not also choose a Guarantee Period. For Contracts purchased with a Guarantee Period, if neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will be paid to your Beneficiary or Beneficiaries. For Options III and IV above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. A Contract with a Guarantee Period provides lower annuity income than an otherwise identical Contract without a Guarantee Period.

If (a) you chose Option II, III or IV with a Guarantee Period, and (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner’s spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Annuity Income to Beneficiary: If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

Lump Sum Payment: A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary’s estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day FILI receives due proof of the Beneficiary’s death or the Beneficiary’s election at the Annuity Service Center.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

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6(d). Contracts purchased with a Withdrawal Period

If you purchased a Qualified Contract with a Withdrawal Period, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

Note – a Withdrawal Period was only available at purchase of a Qualified Contract and only if you allocated a portion or all of your Purchase Payment to variable annuity income.

If you chose a Withdrawal Period, the amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals: All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value: The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, See Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issued your Contract, the total of Part A and Part B equaled your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

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The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period: When you purchased your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your Beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e., variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Effect of Withdrawals: Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•	Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

•	Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period. See Appendix B for a hypothetical example.

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•	Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

•	Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Subaccounts in which the Contract is then invested in the same proportion as the value in each Subaccount bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables. See Appendix B for hypothetical examples.

7. TRADING AMONG SUBACCOUNTS

7(a). Overview

After annuity payments begin you may currently exchange amounts among the Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per calendar year. We may also require you to submit your exchange instructions by mail.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website. We will not accept exchange requests via fax or electronic mail.

Important - The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

7(b). Making Exchanges by Telephone or Internet

FILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

7(c). Effective Date of Exchanges Among Subaccounts

When you exchange among the Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

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However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Subaccount you exchange from is not liquid.

7(d). Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

7(e). Short-Term Trading Risk

Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”).

The insurance-dedicated mutual funds available through the Subaccounts are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

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7(f). FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by FMR or one of its affiliates, may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Subaccount before they withdraw or exchange out of that Subaccount.

In addition, each underlying mutual fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

7(g). Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Subaccount followed by a withdrawal or exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90-day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12-month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90-day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12-month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

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Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Government Money Market Subaccount;

(2) Annuity payments will not count toward a Subaccount’s roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

8. CURRENT CHARGES AND OTHER DEDUCTIONS

The following are all the charges we make under the Contract.

8(a). Base Contract Expenses

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Subaccount at an effective annual rate of 0.75%. This charge does not affect the amount of fixed annuity income.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

Administrative Charges. Each day, a deduction is made from the assets of the Subaccounts at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports.

8(b). Premium Taxes:

Some states (as well some counties, cities, and towns) charge a premium tax. We generally deduct a charge equal to any premium taxes that we are required to pay in connection with your Contract at the time we are required to pay it, which is either upon your Purchase Payment or upon your first Annuity Income Date. Note – in many states and municipalities premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on (i) the state your Contract was issued in, and (ii) whether it is a Non-qualified or Qualified Contract. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, and Wyoming. The current range of state premium taxes is 0% to 3.5%.

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8(c). Expenses of the Funds:

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(d). Other Taxes:

FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See 9(e). FILI’s Tax Status.

9. TAX CONSIDERATIONS

9(a). Introduction

The below discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus, all of which are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

9(b). Treatment of Distributions

Taxation of Distributions: Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract’s “Liquidity Value” during the “Liquidity Period.” It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the “exclusion amount.”

In the case of a variable annuity income distribution, the exclusion amount is generally the “investment in the contract” allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the “expected return” under the fixed annuity income distributions. For Qualified Contracts, the investment in the Contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

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After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). “Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax: Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the penalty tax generally does not apply to distributions that (1) are made on account of the taxpayer’s death or disability; (2) are made on or after the taxpayer attains age 59 1/2; (3) are part of a series of “substantially equal periodic payments” (not less frequently than annually) over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; or (4) satisfy some other exception to the penalty tax.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting: FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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9(c). Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity.” The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and “qualified distributions” (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract’s minimum Purchase Payment was greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract could be purchased only in connection with a “rollover” (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity could be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, or a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA could be purchased only in connection with a “qualified rollover contribution” (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract could not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a Guarantee Period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a required minimum distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax adviser before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any “qualified distribution” is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner’s death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract could not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

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It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that the distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner’s death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

9(d). Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract’s annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner: In certain circumstances, if an Owner were a “non-natural” person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to “non-natural” persons.

Diversification Requirements: For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be “adequately diversified.” The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are “adequately diversified.” If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered “adequately diversified.”

Ownership Treatment: In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners’ gross income.

The Internal Revenue Service (the “Service”) has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

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The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets.” As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Subaccounts to which to allocate the Purchase Payment, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the Owner being treated as the Owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner’s income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements: To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

Important: This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that FILI will be treated as the Owner of the Variable Account assets.

9(e). FILI’s Tax Status

FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a “regulated investment company” under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

10. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a). Contract Rights

Owner(s): Before the Contract was issued, the Owner(s) also had the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Subaccounts; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and the frequency of annuity income payments.

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After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Subaccounts; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal Period, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first Annuity Income Date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Subaccounts, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

Annuitant: You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

Joint Annuitant: For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Beneficiary(ies): You were allowed to name one or more Beneficiaries when you completed your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any Guarantee Period after the death(s) of the Annuitant (and Joint Annuitant, if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a Withdrawal Period is within its first five years after the first Annuity Income Date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary’s estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day we receive due proof of the Beneficiary’s death or the Beneficiary’s election at the Annuity Service Center. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

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10(b). Reports

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each Subaccount, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Subaccounts. If you choose a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Finally, contract owners have access to their Contract information online at Fidelity.com.

10(c). Postponement of Benefits

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2)  the SEC by order permits postponement for any other reason.

10(d). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and FILI from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.	Loss of Account Ownership

2.	Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

10(e). Misstatement of Date of Birth or Sex

If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

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10(f). Notification of Death

Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person’s executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

10(g). Assignment

The Contract may not be assigned.

10(h). Dividends

The Contract is “non-participating.” This means that there are no dividends. Investment results of the Subaccounts are reflected in benefits.

10(i). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1. The original request is physically received at the Annuity Service Center; or

2. An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.

11. MORE INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

11(a). Changes in Subaccounts

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

FILI also has the right to eliminate any Subaccount, to combine two or more Subaccounts, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in FILI’s judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio’s investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.

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11(b). Voting Rights

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. As a result of proportional voting, the votes of a small number of Owners could determine the outcome of a shareholder vote. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

11(c). Resolving Material Conflicts

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

11(d). Total Return for a Subaccount

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/FIAreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Allspring VT Discovery SMID Cap Growth Fund**† Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%*	20.14%	9.90%	7.43%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	26.50%	14.74%	10.32%
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.92%*	12.60%	7.49%	4.72%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	12.94%	7.48%	5.40%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	16.37%	9.69%	6.57%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	21.53%	12.44%	9.08%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	5.47%	0.91%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	57.39%	15.22%	9.83%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	41.99%	13.93%	10.85%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	3.14%	11.46%	8.14%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	33.45%	16.65%	11.61%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.36%	20.96%	11.83%	7.49%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	29.07%	17.21%	11.66%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.89%	9.66%	7.79%	5.18%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	0.98%	13.63%	2.62%

35

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	10.65%	12.30%	8.58%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.13%	17.44%	11.31%	—
Seeks capital appreciation	Fidelity® VIP Financials Portfolio†† Adviser: Fidelity Management & Research Company LLC	0.63%	14.73%	13.65%	9.40%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%	12.29%	5.62%	—
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%*	8.15%	3.90%	3.18%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%*	—	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation.	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%*	—	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%*	12.96%	7.52%	5.51%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.71%*	14.17%	8.61%	6.26%

36

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.74%*	15.73%	9.74%	6.89%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%*	17.68%	11.26%	7.88%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.27%	4.89%	1.72%	1.11%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.58%	36.24%	19.64%	14.80%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	18.72%	14.79%	10.27%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	45.65%	19.09%	15.73%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	4.26%	9.75%	10.52%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.77%	10.48%	3.87%	3.40%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	23.25%	13.25%	8.66%

37

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%	27.50%	11.43%	7.75%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	16.16%	7.17%	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.38%	6.20%	1.97%	2.33%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	7.60%	12.28%	5.82%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	15.08%	12.45%	8.12%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	20.55%	9.99%	4.91%
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	11.19%	5.22%	6.04%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	9.41%	3.73%	3.36%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	58.32%	26.57%	19.61%

38

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	26.07%	15.01%	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	-1.08%	8.56%	9.14%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	19.79%	15.98%	9.99%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	20.85%	16.93%	9.38%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.98%*	21.73%	9.35%	5.60%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.17%	22.61%	5.26%	2.29%
Seeks high total return by investing primarily in fixed income-securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	11.84%	1.43%	2.12%
Seeks long-term capital appreciation by investing primarily in growth- oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%	11.97%	3.41%	1.84%

39

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	14.07%	6.05%	3.93%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	1.48%*	-7.85%	8.55%	-0.80%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	4.97%	0.99%	0.92%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.75%	5.93%	1.08%	1.71%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	2.88%	-2.13%	-0.66%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios, which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	This Fund is closed to new investments.
†	Prior to May 1, 2023, the fund was named Allspring VT Discovery Fund.
††	Prior to April 28, 2023, the fund was named Fidelity® VIP Financial Services Portfolio.

40

APPENDIX B: Hypothetical Examples Applicable to Contracts with a Withdrawal Period

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Withdrawal Value, Annuity Income, and length of Withdrawal Period. These examples are intended to be read in conjunction with 6(d). Contracts purchased with a Withdrawal Period of this Prospectus.

Assumptions

a)	Owner’s Date of Birth = June 1, 1943
b)	Purchase Payment = $100,000
c)	Contract Date = June 1, 2000
d)	First Annuity Income Date = July 1, 2000
e)	Owner is invested in one Subaccount

I. Partial Withdrawal On or Before the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws part of the Withdrawal Value on or before the 5th anniversary of the Contract’s first Annuity Income Date, then

a)	the Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2002	----	$69,026.48	$8,776.06	$77,802.53
10/1/2002	Subaccount Net Investment Factor of 1.003564	$69,272.49	$8,807.33	$78,079.82
10/1/2002	Partial Withdrawal of $10,000	$8,872.00	$1,128.00	$68,079.82

b)	All remaining variable annuity income is reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value before the withdrawal:

i.	Percentage reduction of Withdrawal Value = 12.807407%

[$10,000 / $78,079.82 = 12.807407%]

ii.	10/1/2002 Variable Annuity Payment (before withdrawal) = $433.66

iii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $378.12

[$433.66 x 0.12807407 = $55.54  $433.66 – $55.54 = $378.12]

c)	The partial withdrawal has no impact on the length of the Withdrawal Period.

II. Partial Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner makes a partial withdrawal after the 5th anniversary of the First Annuity Income Date, then

a)	the Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	----	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Partial Withdrawal of $10,000	$34,840.52		$34,840.52

41

b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $421.96

c)	The Withdrawal Period is reduced.

i.	Withdrawal Period End Date (before withdrawal) = June 1, 2020

ii.	Withdrawal Period End Date (after withdrawal) = July 1, 2018

III. Full Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws all of the Withdrawal Value after the 5th anniversary of the First Annuity Income Date, then

a)	There is no longer a Withdrawal Value

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	----	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Full Withdrawal of $44,840.52	$0		$0

b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $150.61

c)	The Withdrawal Period ends.

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We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2024. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier C000024029

FIAL7-PRO-0424

1.756514.125

43

FIDELITY INCOME ADVANTAGE®

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2024

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (“FILI” or the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2024, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

FIAL7-PTB-0424

1.756515.125

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

WITHDRAWAL VALUE

If your Contract has a Withdrawal (Liquidity) Period, the following provisions are applicable. Note the below provisions only apply to the portion of your Contract allocated to variable annuity income. Withdrawals are not available for any allocations to fixed income.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

2

•	Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor in the Glossary of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

•	Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

3

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The Contracts are no longer sold, but were offered to the public on a continuing basis. You may continue to make exchanges among the Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2023	$9,846,381	$9,846,381
2022	$8,739,500	$8,739,500
2021	$18,665,010	$18,665,010

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2023 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

4

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

5

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2023

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$234,136	$2,742,530	$52,852	$294,762	$371,520	$543,996	$669,864	$940,369

Receivable from FILI	47	—	17	—	—	1	—	1

Total assets	$234,183	$2,742,530	$52,869	$294,762	$371,520	$543,997	$669,864	$940,370

Liabilities:

Payable to FILI	—	4	—	1	111	—	106	—

Total net assets	$234,183	$2,742,526	$52,869	$294,761	$371,409	$543,997	$669,758	$940,370

Net Assets:

Fidelity Retirement Reserves	$225,980	$—	$42,986	$—	$336,094	$—	$625,870	$—

Fidelity Income Advantage	8,203	—	9,883	—	35,315	—	43,888	—

Fidelity Personal Retirement	—	2,730,201	—	294,761	—	543,997	—	940,370

Fidelity Freedom Lifetime Income	—	260	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	12,065	—	—	—	—	—	—

Total net assets	$234,183	$2,742,526	$52,869	$294,761	$371,409	$543,997	$669,758	$940,370

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	10,302	—	704	—	1,854	—	1,777	—

Unit Value	$21.93	$—	$61.04	$—	$181.30	$—	$352.20	$—

Fidelity Income Advantage:

Units Outstanding	392	—	170	—	205	—	131	—

Unit Value	$20.87	$—	$58.08	$—	$172.52	$—	$335.14	$—

Fidelity Personal Retirement:

Units Outstanding	—	234,805	—	14,318	—	14,414	—	12,989

Highest Value	$—	$12.40	$—	$28.39	$—	$57.80	$—	$106.29

Lowest Value	$—	$10.87	$—	$18.22	$—	$35.01	$—	$68.69

Fidelity Freedom Lifetime Income:

Units Outstanding	—	22.00	—	—	—	—	—	—

Unit Value	$—	$23.24	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	969	—	—	—	—	—	—

Highest Unit Value	$—	$10.23	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.86	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	270	—	—	—	—	—	—

Highest Unit Value	$—	$9.14	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.11	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments at market value	$65,528	$223,226	$115,568	$679,669	$160,828	$205,342	$5,176,364	$59,194

Receivable from FILI	—	—	19	—	24	—	109	20

Total assets	$65,528	$223,226	$115,587	$679,669	$160,852	$205,342	$5,176,472	$59,214

Liabilities:

Payable to FILI	10	—	—	—	—	—	—	—

Total net assets	$65,518	$223,226	$115,587	$679,669	$160,852	$205,342	$5,176,473	$59,214

Net Assets:

Fidelity Retirement Reserves	$60,864	$—	$96,487	$—	$143,633	$—	$587,340	$50,681

Fidelity Income Advantage	4,654	—	19,100	—	17,219	—	54,103	8,533

Fidelity Personal Retirement	—	223,226	—	679,669	—	205,342	4,535,030	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$65,518	$223,226	$115,587	$679,669	$160,852	$205,342	$5,176,473	$59,214

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	857	—	2,133	—	1,834	—	3,782	872

Unit Value	$71.04	$—	$45.25	$—	$78.34	$—	$155.28	$58.11

Fidelity Income Advantage:

Units Outstanding	69	—	443	—	230	—	365	154

Unit Value	$67.60	$—	$43.05	$—	$74.54	$—	$147.76	$55.29

Fidelity Personal Retirement:

Units Outstanding	—	9,047	—	44,022	—	8,037	83,264	—

Highest Value	$—	$33.33	$—	$17.65	$—	$32.46	$76.54	$—

Lowest Value	$—	$24.38	$—	$13.77	$—	$23.26	$52.54	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:

Investments at market value	$126,952	$1,061,791	$2,055,964	$178,472	$3,631,880	$22,460	$172,512	$126,401

Receivable from FILI	—	1	—	117	—	5	—	87

Total assets	$126,952	$1,061,792	$2,055,964	$178,589	$3,631,880	$22,465	$172,512	$126,488

Liabilities:

Payable to FILI	—	226	—	—	—	1	—	—

Total net assets	$126,952	$1,061,566	$2,055,964	$178,589	$3,631,880	$22,464	$172,512	$126,488

Net Assets:

Fidelity Retirement Reserves	$—	$981,915	$—	$148,049	$—	$19,259	$—	$111,074

Fidelity Income Advantage	—	79,651	—	30,540	—	3,205	—	15,414

Fidelity Personal Retirement	126,952	—	2,055,964	—	2,856,577	—	172,512	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	775,303	—	—	—

Total net assets	$126,952	$1,061,566	$2,055,964	$178,589	$3,631,880	$22,464	$172,512	$126,488

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	5,290	—	2,632	—	290	—	1,597

Unit Value	$—	$185.60	$—	$56.24	$—	$66.55	$—	$69.54

Fidelity Income Advantage:

Units Outstanding	—	452	—	569	—	50	—	232

Unit Value	$—	$176.62	$—	$53.52	$—	$63.89	$—	$66.18

Fidelity Personal Retirement:

Units Outstanding	4,240	—	38,487	—	73,286	—	2,944	—

Highest Value	$40.56	$—	$77.69	$—	$56.31	$—	$89.56	$—

Lowest Value	$28.17	$—	$51.54	$—	$35.74	$—	$57.08	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	15,686	—	—	—

Highest Value	$—	$—	$—	$—	$48.45	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$28.37	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	9,901	—	—	—

Highest Value	$—	$—	$—	$—	$47.35	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$27.68	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments at market value	$342,117	$168,542	$906,189	$258,323	$584,105	$43,437	$196,656	$23,687

Receivable from FILI	—	—	—	4	—	1	1	—

Total assets	$342,117	$168,542	$906,189	$258,327	$584,105	$43,438	$196,657	$23,687

Liabilities:

Payable to FILI	—	20	—	—	—	—	—	6

Total net assets	$342,117	$168,522	$906,189	$258,327	$584,105	$43,438	$196,657	$23,681

Net Assets:

Fidelity Retirement Reserves	$—	$149,604	$—	$224,489	$—	$35,635	$—	$21,676

Fidelity Income Advantage	—	18,918	—	33,838	—	7,803	—	2,005

Fidelity Personal Retirement	342,117	—	906,189	—	584,105	—	196,657	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$342,117	$168,522	$906,189	$258,327	$584,105	$43,438	$196,657	$23,681

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,742	—	3,097	—	705	—	532

Unit Value	$—	$85.86	$—	$72.46	$—	$50.52	$—	$40.75

Fidelity Income Advantage:

Units Outstanding	—	232	—	490	—	161	—	52

Unit Value	$—	$81.70	$—	$69.08	$—	$48.50	$—	$38.95

Fidelity Personal Retirement:

Units Outstanding	7,118	—	10,899	—	15,090	—	4,454	—

Highest Value	$67.10	$—	$141.88	$—	$60.99	$—	$89.88	$—

Lowest Value	$45.64	$—	$76.62	$—	$34.64	$—	$42.98	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments at market value	$158,539	$263,282	$1,560,556	$44,574	$240,589	$94,157	$676,540	$21,532

Receivable from FILI	—	8	—	—	—	35	—	8

Total assets	$158,539	$263,290	$1,560,556	$44,574	$240,589	$94,192	$676,540	$21,540

Liabilities:

Payable to FILI	—	—	—	24	—	—	—	—

Total net assets	$158,539	$263,290	$1,560,556	$44,550	$240,589	$94,192	$676,540	$21,540

Net Assets:

Fidelity Retirement Reserves	$—	$241,192	$—	$40,240	$—	$85,073	$—	$19,477

Fidelity Income Advantage	—	22,098	—	4,310	—	9,119	—	2,063

Fidelity Personal Retirement	158,539	—	1,560,556	—	240,589	—	676,540	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$158,539	$263,290	$1,560,556	$44,550	$240,589	$94,192	$676,540	$21,540

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	2,207	—	1,102	—	1,184	—	743

Unit Value	$—	$109.29	$—	$36.50	$—	$71.85	$—	$26.23

Fidelity Income Advantage:

Units Outstanding	—	212	—	124	—	133	—	82

Unit Value	$—	$104.46	$—	$34.88	$—	$68.67	$—	$25.07

Fidelity Personal Retirement:

Units Outstanding	3,987	—	14,270	—	11,055	—	10,179	—

Highest Value	$44.57	$—	$226.18	$—	$30.35	$—	$93.97	$—

Lowest Value	$36.18	$—	$98.66	$—	$20.65	$—	$64.93	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments at market value	$160,151	$25,853	$138,285	$20,358	$208,393	$19,609	$137,467	$41,381

Receivable from FILI	—	—	1	18	—	5	—	17

Total assets	$160,151	$25,853	$138,286	$20,376	$208,393	$19,614	$137,467	$41,398

Liabilities:

Payable to FILI	—	18	—	—	—	—	—	—

Total net assets	$160,151	$25,835	$138,286	$20,376	$208,393	$19,614	$137,467	$41,398

Net Assets:

Fidelity Retirement Reserves	$—	$22,712	$—	$17,697	$—	$17,884	$—	$36,661

Fidelity Income Advantage	—	3,123	—	2,679	—	1,730	—	4,737

Fidelity Personal Retirement	160,151	—	138,286	—	208,393	—	137,467	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$160,151	$25,835	$138,286	$20,376	$208,393	$19,614	$137,467	$41,398

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	310	—	313	—	434	—	1,617

Unit Value	$—	$73.16	$—	$56.52	$—	$41.20	$—	$22.68

Fidelity Income Advantage:

Units Outstanding	—	45	—	49	—	44	—	216

Unit Value	$—	$69.92	$—	$54.02	$—	$39.55	$—	$21.80

Fidelity Personal Retirement:

Units Outstanding	5,190	—	2,885	—	3,687	—	5,113	—

Highest Value	$58.32	$—	$75.90	$—	$100.37	$—	$59.76	$—

Lowest Value	$23.23	$—	$43.67	$—	$55.52	$—	$24.89	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class	VIP – Freedom 2005 Initial Class

Assets:

Investments at market value	$728,394	$17,525	$308,474	$27,155	$269,050	$8,904	$60,543	$5,043

Receivable from FILI	—	8	—	10	—	9	—	—

Total assets	$728,394	$17,533	$308,474	$27,165	$269,050	$8,913	$60,543	$5,043

Liabilities:

Payable to FILI	—	—	1	—	—	—	—	—

Total net assets	$728,394	$17,533	$308,473	$27,165	$269,050	$8,913	$60,543	$5,043

Net Assets:

Fidelity Retirement Reserves	$—	$15,844	$—	$25,028	$—	$8,913	$—	$5,043

Fidelity Income Advantage	—	1,689	—	2,137	—	—	—	—

Fidelity Personal Retirement	728,394	—	308,473	—	269,050	—	60,543	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$728,394	$17,533	$308,473	$27,165	$269,050	$8,913	$60,543	$5,043

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	531	—	637	—	502	—	253

Unit Value	$—	$29.84	$—	$39.28	$—	$17.73	$—	$19.93

Fidelity Income Advantage:

Units Outstanding	—	58	—	56	—	—	—	—

Unit Value	$—	$28.75	$—	$37.84	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	38,664	—	9,562	—	6,036	—	3,366	—

Highest Value	$23.34	$—	$61.86	$—	$79.79	$—	$19.75	$—

Lowest Value	$16.26	$—	$30.71	$—	$41.22	$—	$16.25	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Assets:

Investments at market value	$16,600	$6,610	$52,195	$14,706	$81,572	$16,807	$173,673	$18,983

Receivable from FILI	—	1	—	1	—	1	—	1

Total assets	$16,600	$6,611	$52,195	$14,707	$81,572	$16,808	$173,673	$18,984

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$16,600	$6,611	$52,195	$14,707	$81,572	$16,808	$173,673	$18,984

Net Assets:

Fidelity Retirement Reserves	$—	$6,611	$—	$14,707	$—	$16,808	$—	$18,984

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	16,600	—	52,195	—	81,572	—	173,673	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$16,600	$6,611	$52,195	$14,707	$81,572	$16,808	$173,673	$18,984

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	293	—	600	—	648	—	668

Unit Value	$—	$22.58	$—	$24.52	$—	$25.94	$—	$28.41

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	787	—	2,198	—	3,188	—	6,447	—

Highest Value	$25.23	$—	$29.08	$—	$31.69	$—	$35.84	$—

Lowest Value	$18.72	$—	$21.18	$—	$22.79	$—	$24.81	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Assets:

Investments at market value	$208,582	$21,683	$329,296	$83	$5,032	$75	$5,459	$2

Receivable from FILI	—	—	—	—	—	8	—	—

Total assets	$208,582	$21,683	$329,296	$83	$5,032	$75	$5,459	$2

Liabilities:

Payable to FILI	—	—	—	8	—	—	—	—

Total net assets	$208,582	$21,683	$329,296	$75	$5,032	$83	$5,459	$2

Net Assets:

Fidelity Retirement Reserves	$—	$21,683	$—	$75	$—	$83	$—	$2

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	208,582	—	329,296	—	5,032	—	5,459	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$208,582	$21,683	$329,296	$75	$5,032	$83	$5,459	$2

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	725	—	8	—	7	—	—

Unit Value	$—	$29.89	$—	$10.84	$—	$10.96	$—	$10.99

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	7,054	—	10,573	—	462	—	496	—

Highest Value	$39.92	$—	$44.14	$—	$10.89	$—	$11.02	$—

Lowest Value	$27.29	$—	$29.65	$—	$10.88	$—	$11.00	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Assets:

Investments at market value	$1,618	$15	$1,772	$7,861	$25,447	$26,345	$22,212	$289,070

Receivable from FILI	—	—	—	21	28	29	—	1

Total assets	$1,618	$15	$1,772	$7,882	$25,475	$26,374	$22,212	$289,071

Liabilities:

Payable to FILI	—	—	—	—	—	—	9	—

Total net assets	$1,618	$15	$1,772	$7,882	$25,475	$26,374	$22,203	$289,071

Net Assets:

Fidelity Retirement Reserves	$—	$15	$—	$—	$—	$—	$20,016	$—

Fidelity Income Advantage	—	—	—	—	—	—	2,187	—

Fidelity Personal Retirement	1,618	—	1,772	—	—	—	—	289,071

Fidelity Freedom Lifetime Income	—	—	—	7,882	25,475	26,374	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$1,618	$15	$1,772	$7,882	$25,475	$26,374	$22,203	$289,071

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1	—	—	—	—	684	—

Unit Value	$—	$11.00	$—	$—	$—	$—	$29.28	$—

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	78	—

Unit Value	$—	$—	$—	$—	$—	$—	$28.25	$—

Fidelity Personal Retirement:

Units Outstanding	147	—	161	—	—	—	—	7,878

Highest Value	$11.04	$—	$11.02	$—	$—	$—	$—	$59.03

Lowest Value	$11.03	$—	$—	$—	$—	$—	$—	$31.83

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	400	1,101	962	—	—

Unit Value	$—	$—	$—	$19.64	$23.12	$27.40	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class

Assets:

Investments at market value	$675,961	$5,180	$11,933	$1,670,035	$1,990,146	$1,850,302	$682,216	$16,598

Receivable from FILI	39	—	—	70	138	13	61	9

Total assets	$676,000	$5,180	$11,933	$1,670,105	$1,990,284	$1,850,315	$682,277	$16,607

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$676,000	$5,180	$11,933	$1,670,105	$1,990,284	$1,850,315	$682,277	$16,607

Net Assets:

Fidelity Retirement Reserves	$31,606	$3	$1,224	$57,527	$32,360	$38,428	$22,179	$14,839

Fidelity Income Advantage	6,010	—	—	29,277	12,602	18,229	8,241	1,768

Fidelity Personal Retirement	629,455	5,177	10,709	1,478,151	1,350,377	1,762,564	637,207	—

Fidelity Freedom Lifetime Income	8,929	—	—	105,150	123,310	31,094	14,650	—

Fidelity Growth and Guaranteed Income	—	—	—	—	471,635	—	—	—

Total net assets	$676,000	$5,180	$11,933	$1,670,105	$1,990,284	$1,850,315	$682,277	$16,607

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,932	—	116	2,631	1,471	1,524	807	418

Unit Value	$16.35	$10.48	$10.55	$21.89	$21.99	$25.21	$27.49	$35.48

Fidelity Income Advantage:

Units Outstanding	379	—	—	1,378	589	750	311	51

Unit Value	$15.78	$—	$—	$21.12	$21.31	$24.32	$26.53	$34.31

Fidelity Personal Retirement:

Units Outstanding	36,324	492	1,011	61,233	54,081	61,567	19,985	—

Highest Value	$18.69	$10.53	$10.60	$30.15	$35.27	$39.86	$48.36	$—

Lowest Value	$15.98	$10.51	$10.59	$23.19	$23.98	$27.79	$30.31	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	577	—	—	5,079	5,429	1,299	558	—

Unit Value	$15.47	$—	$—	$20.71	$22.70	$23.91	$26.16	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	11,710	—	—	—

Highest Value	$—	$—	$—	$—	$30.34	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$20.63	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	8,907	—	—	—

Highest Value	$—	$—	$—	$—	$29.65	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$20.15	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class

Assets:

Investments at market value	$219,135	$11,043	$63,306	$19,832	$159,040	$8,497	$107,606	$14,161

Receivable from FILI	—	—	—	1	—	4	—	3

Total assets	$219,135	$11,043	$63,306	$19,833	$159,040	$8,501	$107,606	$14,164

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$219,135	$11,043	$63,306	$19,833	$159,040	$8,501	$107,606	$14,164

Net Assets:

Fidelity Retirement Reserves	$—	$10,224	$—	$16,481	$—	$7,958	$—	$13,498

Fidelity Income Advantage	—	819	—	3,352	—	543	—	666

Fidelity Personal Retirement	219,135	—	63,306	—	159,040	—	107,606	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$219,135	$11,043	$63,306	$19,833	$159,040	$8,501	$107,606	$14,164

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	355	—	568	—	629	—	987

Unit Value	$—	$28.83	$—	$29.02	$—	$12.66	$—	$13.67

Fidelity Income Advantage:

Units Outstanding	—	29	—	119	—	44	—	49

Unit Value	$—	$27.88	$—	$28.07	$—	$12.26	$—	$13.41

Fidelity Personal Retirement:

Units Outstanding	5,828	—	2,063	—	4,265	—	6,793	—

Highest Value	$48.06	$—	$63.25	$—	$76.20	$—	$36.38	$—

Lowest Value	$36.41	$—	$29.34	$—	$31.42	$—	$13.64	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II

Assets:

Investments at market value	$257,606	$435,520	$635,373	$131,762	$283,476	$38,257	$67,853	$22,470

Receivable from FILI	—	5	3	1	1	—	—	7

Total assets	$257,606	$435,525	$635,376	$131,763	$283,477	$38,257	$67,853	$22,477

Liabilities:

Payable to FILI	—	—	—	—	—	10	1	—

Total net assets	$257,606	$435,525	$635,376	$131,763	$283,477	$38,247	$67,852	$22,477

Net Assets:

Fidelity Retirement Reserves	$—	$20,978	$32,082	$3,928	$11,316	$14,368	$8,368	$5,059

Fidelity Income Advantage	—	835	938	227	446	1,347	766	1,465

Fidelity Personal Retirement	257,606	413,712	602,356	127,608	271,715	22,532	58,718	15,953

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$257,606	$435,525	$635,376	$131,763	$283,477	$38,247	$67,852	$22,477

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	2,055	1,849	285	968	472	246	228

Unit Value	$—	$10.21	$17.36	$13.80	$11.69	$30.42	$33.97	$22.14

Fidelity Income Advantage:

Units Outstanding	—	82	55	17	38	47	24	69

Unit Value	$—	$10.09	$17.16	$13.65	$11.56	$28.95	$32.32	$21.07

Fidelity Personal Retirement:

Units Outstanding	17,759	39,135	33,500	8,924	22,436	1,570	3,666	812

Highest Value	$14.59	$10.61	$18.05	$14.35	$12.16	$26.64	$21.70	$29.70

Lowest Value	$14.38	$10.52	$17.90	$14.23	$12.06	$13.13	$13.87	$17.45

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	Invesco – V.I. Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Portfolio – Investor	PVIT – Commodity Real Return – Strategy Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative

Assets:

Investments at market value	$24,368	$22,270	$21,642	$65,754	$31,471	$272,381	$158,085	$370,500

Receivable from FILI	4	12	11	1	1	—	3	—

Total assets	$24,372	$22,282	$21,653	$65,755	$31,472	$272,381	$158,088	$370,500

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$24,372	$22,282	$21,653	$65,755	$31,472	$272,381	$158,088	$370,500

Net Assets:

Fidelity Retirement Reserves	$6,677	$20,016	$19,794	$7,023	$79	$23,672	$7,343	$19,190

Fidelity Income Advantage	1,151	2,266	1,859	386	395	344	644	576

Fidelity Personal Retirement	16,544	—	—	58,346	30,998	248,365	150,101	350,734

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$24,372	$22,282	$21,653	$65,755	$31,472	$272,381	$158,088	$370,500

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	239	295	239	407	11	2,119	537	1,489

Unit Value	$27.97	$67.78	$82.64	$17.25	$7.32	$11.17	$13.68	$12.89

Fidelity Income Advantage:

Units Outstanding	43	35	24	23	55	32	48	46

Unit Value	$26.62	$64.49	$78.64	$16.65	$7.15	$10.86	$13.29	$12.52

Fidelity Personal Retirement:

Units Outstanding	771	—	—	3,619	3,929	20,903	10,616	25,973

Highest Value	$30.06	$—	$—	$29.99	$7.95	$12.09	$14.80	$13.95

Lowest Value	$18.74	$—	$—	$14.11	$7.81	$11.65	$13.61	$13.00

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Assets:

Investments at market value	$149,436	$42,586	$49,714

Receivable from FILI	—	—	1

Total assets	$149,436	$42,586	$49,715

Liabilities:

Payable to FILI	2	—	—

Total net assets	$149,434	$42,586	$49,715

Net Assets:

Fidelity Retirement Reserves	$3,474	$1,420	$2,673

Fidelity Income Advantage	485	191	109

Fidelity Personal Retirement	145,475	40,975	46,933

Fidelity Freedom Lifetime Income	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—

Total net assets	$149,434	$42,586	$49,715

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	206	152	275

Unit Value	$16.51	$9.35	$9.72

Fidelity Income Advantage:

Units Outstanding	29	21	11

Unit Value	$16.12	$9.13	$9.50

Fidelity Personal Retirement:

Units Outstanding	8,029	4,072	4,490

Highest Value	$17.93	$10.15	$10.56

Lowest Value	$17.62	$9.98	$10.38

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—

Unit Value	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	$11,935	$120,681	$2,922	$16,138	$6,855	$9,641

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,816	—	323	—	2,461	—
Administrative and other charges	121	—	22	—	164	—

Total expenses	1,937	—	345	—	2,625	—

Fidelity Income Advantage:
Mortality and expense risk charges	68	—	76	—	265	—
Administrative and other charges	23	—	25	—	88	—

Total expenses	91	—	101	—	353	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,184	—	347	—	627
Administrative and other charges	—	1,259	—	145	—	256

Total expenses	—	4,443	—	492	—	883

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	106	—	—	—	—
Administrative and other charges	—	29	—	—	—	—

Total expenses	—	135	—	—	—	—

Total expenses	2,028	4,579	446	492	2,978	883

Net investment income (loss)	9,907	116,102	2,476	15,646	3,877	8,758

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	—	—	(4,840)	(3,045)	(193)	2,484

Realized gain distributions	—	—	—	—	10,289	15,037

Net realized gain (loss) on investments	—	—	(4,840)	(3,045)	10,096	17,521

Unrealized appreciation (depreciation)	—	—	7,150	14,264	19,784	24,921

Net increase (decrease) in net assets from operations	$9,907	$116,102	$4,786	$26,865	$33,757	$51,200

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	$781	$529	$648	$2,053	$2,971	$16,974

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	4,208	—	442	—	739	—
Administrative and other charges	281	—	29	—	49	—

Total expenses	4,489	—	471	—	788	—

Fidelity Income Advantage:
Mortality and expense risk charges	300	—	35	—	149	—
Administrative and other charges	100	—	12	—	50	—

Total expenses	400	—	47	—	199	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	924	—	256	—	835
Administrative and other charges	—	395	—	105	—	335

Total expenses	—	1,319	—	361	—	1,170

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	4,889	1,319	518	361	987	1,170

Net investment income (loss)	(4,108)	(790)	130	1,692	1,984	15,804

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	17,689	9,436	(66)	2,453	(1,898)	(2,979)

Realized gain distributions	28,103	39,052	164	561	—	—

Net realized gain (loss) on investments	45,792	48,488	98	3,014	(1,898)	(2,979)

Unrealized appreciation (depreciation)	137,976	191,770	11,005	33,531	5,946	24,961

Net increase (decrease) in net assets from operations	$179,660	$239,468	$11,233	$38,237	$6,032	$37,786

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class

Income:
Dividends	$3,639	$4,529	$68,626	$1,019	$2,165	$4,720	$7,926

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,070	—	4,070	375	—	6,710	—
Administrative and other charges	71	—	271	25	—	447	—

Total expenses	1,141	—	4,341	400	—	7,157	—

Fidelity Income Advantage:
Mortality and expense risk charges	131	—	385	62	—	560	—
Administrative and other charges	44	—	128	21	—	186	—

Total expenses	175	—	513	83	—	746	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	282	4,554	—	181	—	2,251
Administrative and other charges	—	102	1,984	—	61	—	906

Total expenses	—	384	6,538	—	242	—	3,157

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	1,316	384	11,392	483	242	7,903	3,157

Net investment income (loss)	2,323	4,145	57,234	536	1,923	(3,183)	4,769

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(1,241)	(237)	118,822	1,377	1,391	26,672	33,292

Realized gain distributions	1,759	2,251	40,575	—	—	34,269	65,905

Net realized gain (loss) on investments	518	2,014	159,397	1,377	1,391	60,941	99,197

Unrealized appreciation (depreciation)	15,327	18,112	833,931	6,464	14,972	211,789	411,889

Net increase (decrease) in net assets from operations	$18,168	$24,271	$1,050,562	$8,377	$18,286	$269,547	$515,855

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class

Income:
Dividends	$2,899	$56,677	$74	$443	$1,985	$5,209

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,061	—	130	—	796	—
Administrative and other charges	71	—	9	—	53	—

Total expenses	1,132	—	139	—	849	—

Fidelity Income Advantage:
Mortality and expense risk charges	218	—	22	—	115	—
Administrative and other charges	73	—	8	—	38	—

Total expenses	291	—	30	—	153	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,738	—	179	—	408
Administrative and other charges	—	1,323	—	75	—	160

Total expenses	—	5,061	—	254	—	568

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,077	—	—	—	—
Administrative and other charges	—	1,894	—	—	—	—

Total expenses	—	8,971	—	—	—	—

Total expenses	1,423	14,032	169	254	1,002	568

Net investment income (loss)	1,476	42,645	(95)	189	983	4,641

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	3,826	58,084	216	1,608	4,289	9,408

Realized gain distributions	6,156	122,942	995	7,218	4,488	12,271

Net realized gain (loss) on investments	9,982	181,026	1,211	8,826	8,777	21,679

Unrealized appreciation (depreciation)	20,250	420,417	3,856	29,306	10,070	27,746

Net increase (decrease) in net assets from operations	$31,708	$644,088	$4,972	$38,321	$19,830	$54,066

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class

Income:
Dividends	$—	$—	$1,465	$2,942	$468	$1,962

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	990	—	1,626	—	262	—
Administrative and other charges	66	—	108	—	17	—

Total expenses	1,056	—	1,734	—	279	—

Fidelity Income Advantage:
Mortality and expense risk charges	129	—	251	—	57	—
Administrative and other charges	43	—	84	—	19	—

Total expenses	172	—	335	—	76	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	892	—	680	—	218
Administrative and other charges	—	389	—	287	—	93

Total expenses	—	1,281	—	967	—	311

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,228	1,281	2,069	967	355	311

Net investment income (loss)	(1,228)	(1,281)	(604)	1,975	113	1,651

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	2,792	7,646	774	1,825	345	(2,592)

Realized gain distributions	—	—	6,729	15,491	1,557	7,016

Net realized gain (loss) on investments	2,792	7,646	7,503	17,316	1,902	4,424

Unrealized appreciation (depreciation)	52,071	277,772	26,390	59,749	5,291	26,592

Net increase (decrease) in net assets from operations	$53,635	$284,137	$33,289	$79,040	$7,306	$32,667

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Income:
Dividends	$567	$3,633	$283	$828	$1,574	$7,599

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	187	—	1,412	—	463	—
Administrative and other charges	12	—	94	—	31	—

Total expenses	199	—	1,506	—	494	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	140	—	47	—
Administrative and other charges	6	—	47	—	15	—

Total expenses	25	—	187	—	62	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	227	—	1,378	—	351
Administrative and other charges	—	89	—	625	—	151

Total expenses	—	316	—	2,003	—	502

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	224	316	1,693	2,003	556	502

Net investment income (loss)	343	3,317	(1,410)	(1,175)	1,018	7,097

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	969	5,746	11,355	30,673	(465)	19,892

Realized gain distributions	860	5,552	5,383	33,199	—	—

Net realized gain (loss) on investments	1,829	11,298	16,738	63,872	(465)	19,892

Unrealized appreciation (depreciation)	(3,050)	(19,493)	71,160	457,743	(3,781)	(35,583)

Net increase (decrease) in net assets from operations	$(878)	$(4,878)	$86,488	$520,440	$(3,228)	$(8,594)

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class

Income:
Dividends	$—	$—	$533	$3,778	$73	$288

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	682	—	141	—	153	—
Administrative and other charges	46	—	9	—	10	—

Total expenses	728	—	150	—	163	—

Fidelity Income Advantage:
Mortality and expense risk charges	76	—	16	—	22	—
Administrative and other charges	25	—	5	—	7	—

Total expenses	101	—	21	—	29	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	846	—	170	—	131
Administrative and other charges	—	358	—	76	—	59

Total expenses	—	1,204	—	246	—	190

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	829	1,204	171	246	192	190

Net investment income (loss)	(829)	(1,204)	362	3,532	(119)	98

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	2,789	15,251	(1,176)	(5,793)	(73)	994

Realized gain distributions	—	—	1,136	7,886	—	—

Net realized gain (loss) on investments	2,789	15,251	(40)	2,093	(73)	994

Unrealized appreciation (depreciation)	1,093	11,220	1,771	11,167	4,929	23,854

Net increase (decrease) in net assets from operations	$3,053	$25,267	$2,093	$16,792	$4,737	$24,946

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class

Income:
Dividends	$14	$25	$465	$3,138	$1,835	$31,387

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	119	—	135	—	286	—
Administrative and other charges	8	—	9	—	19	—

Total expenses	127	—	144	—	305	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	14	—	37	—
Administrative and other charges	6	—	4	—	12	—

Total expenses	25	—	18	—	49	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	200	—	169	—	896
Administrative and other charges	—	90	—	68	—	364

Total expenses	—	290	—	237	—	1,260

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	152	290	162	237	354	1,260

Net investment income (loss)	(138)	(265)	303	2,901	1,481	30,127

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	754	3,822	(1,111)	(3,285)	(503)	(6,700)

Realized gain distributions	—	—	881	5,939	—	—

Net realized gain (loss) on investments	754	3,822	(230)	2,654	(503)	(6,700)

Unrealized appreciation (depreciation)	5,296	55,238	1,770	7,988	2,473	39,885

Net increase (decrease) in net assets from operations	$5,912	$58,795	$1,843	$13,543	$3,451	$63,312

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class

Income:
Dividends	$62	$868	$323	$2,960	$385	$2,795

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	103	—	183	—	67	—
Administrative and other charges	7	—	12	—	5	—

Total expenses	110	—	195	—	72	—

Fidelity Income Advantage:
Mortality and expense risk charges	13	—	17	—	—	—
Administrative and other charges	4	—	5	—	—	—

Total expenses	17	—	22	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	323	—	295	—	93
Administrative and other charges	—	142	—	128	—	32

Total expenses	—	465	—	423	—	125

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	127	465	217	423	72	125

Net investment income (loss)	(65)	403	106	2,537	313	2,670

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	203	4,614	522	3,975	(38)	(1,034)

Realized gain distributions	—	—	916	8,975	—	—

Net realized gain (loss) on investments	203	4,614	1,438	12,950	(38)	(1,034)

Unrealized appreciation (depreciation)	3,441	61,815	2,928	29,537	315	3,075

Net increase (decrease) in net assets from operations	$3,579	$66,832	$4,472	$45,024	$590	$4,711

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Income:
Dividends	$245	$760	$275	$2,114	$544	$2,961

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	46	—	56	—	117	—
Administrative and other charges	3	—	4	—	8	—

Total expenses	49	—	60	—	125	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	30	—	97	—	142
Administrative and other charges	—	9	—	26	—	42

Total expenses	—	39	—	123	—	184

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	49	39	60	123	125	184

Net investment income (loss)	196	721	215	1,991	419	2,777

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(152)	(504)	(142)	(338)	(262)	(619)

Realized gain distributions	—	—	542	—	317	—

Net realized gain (loss) on investments	(152)	(504)	400	(338)	55	(619)

Unrealized appreciation (depreciation)	353	1,118	(4)	3,085	986	6,401

Net increase (decrease) in net assets from operations	$397	$1,335	$611	$4,738	$1,460	$8,559

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Income:
Dividends	$539	$5,499	$524	$5,923	$520	$7,891

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	128	—	139	—	160	—
Administrative and other charges	9	—	9	—	11	—

Total expenses	137	—	148	—	171	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	274	—	346	—	519
Administrative and other charges	—	88	—	107	—	163

Total expenses	—	362	—	453	—	682

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	137	362	148	453	171	682

Net investment income (loss)	402	5,137	376	5,470	349	7,209

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(138)	(377)	150	1,241	277	3,679

Realized gain distributions	121	—	—	—	—	—

Net realized gain (loss) on investments	(17)	(377)	150	1,241	277	3,679

Unrealized appreciation (depreciation)	1,470	15,100	1,680	19,832	2,129	32,766

Net increase (decrease) in net assets from operations	$1,855	$19,860	$2,206	$26,543	$2,755	$43,654

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class

Income:
Dividends	$—	$76	$1	$68	$—	$17

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3	—	3	—	—
Administrative and other charges	—	1	—	1	—	—

Total expenses	—	4	—	4	—	—

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	—	4	—	4	—	—

Net investment income (loss)	—	72	1	64	—	17

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	—	14	—	—	—	3

Realized gain distributions	—	2	—	1	—	1

Net realized gain (loss) on investments	—	16	—	1	—	4

Unrealized appreciation (depreciation)	—	229	4	299	—	80

Net increase (decrease) in net assets from operations	$—	$317	$5	$364	$—	$101

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Income:
Dividends	$—	$17	$341	$960	$788	$210	$2,527

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	134	—
Administrative and other charges	—	—	—	—	—	9	—

Total expenses	—	—	—	—	—	143	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	15	—
Administrative and other charges	—	—	—	—	—	5	—

Total expenses	—	—	—	—	—	20	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1	—	—	—	—	303
Administrative and other charges	—	—	—	—	—	—	129

Total expenses	—	1	—	—	—	—	432

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	40	128	130	—	—
Administrative and other charges	—	—	8	25	26	—	—

Total expenses	—	—	48	153	156	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	—	1	48	153	156	163	432

Net investment income (loss)	—	16	293	807	632	47	2,095

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(1)	—	(57)	(45)	80	(116)	(1,179)

Realized gain distributions	—	1	—	—	—	—	—

Net realized gain (loss) on investments	(1)	1	(57)	(45)	80	(116)	(1,179)

Unrealized appreciation (depreciation)	1	96	322	1,442	2,240	3,652	46,626

Net increase (decrease) in net assets from operations	$—	$113	$558	$2,204	$2,952	$3,583	$47,542

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class

Income:
Dividends	$25,119	$104	$166	$41,403	$44,541	$35,341	$10,172

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	249	—	3	436	235	289	165
Administrative and other charges	17	—	—	29	16	19	11

Total expenses	266	—	3	465	251	308	176

Fidelity Income Advantage:
Mortality and expense risk charges	46	—	—	218	92	135	63
Administrative and other charges	16	—	—	72	31	45	21

Total expenses	62	—	—	290	123	180	84

Fidelity Personal Retirement:
Mortality and expense risk charges	991	2	4	2,217	1,971	2,468	856
Administrative and other charges	330	1	1	727	645	827	288

Total expenses	1,321	3	5	2,944	2,616	3,295	1,144

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	47	—	—	513	599	147	69
Administrative and other charges	9	—	—	102	120	29	14

Total expenses	56	—	—	615	719	176	83

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	4,579	—	—
Administrative and other charges	—	—	—	—	1,186	—	—

Total expenses	—	—	—	—	5,765	—	—

Total expenses	1,705	3	8	4,314	9,474	3,959	1,487

Net investment income (loss)	23,414	101	158	37,089	35,067	31,382	8,685

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(7,331)	(9)	22	(4,408)	(4,397)	3,001	1,400

Realized gain distributions	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(7,331)	(9)	22	(4,408)	(4,397)	3,001	1,400

Unrealized appreciation (depreciation)	36,795	174	390	162,504	215,198	217,764	91,066

Net increase (decrease) in net assets from operations	$52,878	$266	$570	$195,185	$245,868	$252,147	$101,151

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class

Income:
Dividends	$348	$4,261	$158	$861	$—	$—

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	128	—	87	—	84	—
Administrative and other charges	9	—	6	—	6	—

Total expenses	137	—	93	—	90	—

Fidelity Income Advantage:
Mortality and expense risk charges	15	—	7	—	18	—
Administrative and other charges	5	—	2	—	6	—

Total expenses	20	—	9	—	24	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	291	—	86	—	126
Administrative and other charges	—	117	—	35	—	57

Total expenses	—	408	—	121	—	183

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	157	408	102	121	114	183

Net investment income (loss)	191	3,853	56	740	(114)	(183)

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	247	2,316	(51)	(579)	348	3,505

Realized gain distributions	228	2,981	23	131	—	—

Net realized gain (loss) on investments	475	5,297	(28)	(448)	348	3,505

Unrealized appreciation (depreciation)	(286)	(3,104)	692	4,158	5,122	42,957

Net increase (decrease) in net assets from operations	$380	$6,046	$720	$4,450	$5,356	$46,279

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class

Income:
Dividends	$185	$2,316	$817	$16,948	$10,082	$5,981

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	63	—	71	—	154	213
Administrative and other charges	4	—	5	—	10	14

Total expenses	67	—	76	—	164	227

Fidelity Income Advantage:
Mortality and expense risk charges	5	—	4	—	7	6
Administrative and other charges	1	—	1	—	2	2

Total expenses	6	—	5	—	9	8

Fidelity Personal Retirement:
Mortality and expense risk charges	—	139	—	243	460	591
Administrative and other charges	—	55	—	112	189	254

Total expenses	—	194	—	355	649	845

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	73	194	81	355	822	1,080

Net investment income (loss)	112	2,122	736	16,593	9,260	4,901

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(276)	(1,099)	56	615	424	14,583

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	(276)	(1,099)	56	615	424	14,583

Unrealized appreciation (depreciation)	750	7,952	274	8,277	10,577	104,779

Net increase (decrease) in net assets from operations	$586	$8,975	$1,066	$25,485	$20,261	$124,263

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Invesco V.I. – Global Core Equity Series I

Income:
Dividends	$2,056	$7,533	$627	$5,829	$372	$132

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	29	80	108	60	38	48
Administrative and other charges	2	5	7	4	2	3

Total expenses	31	85	115	64	40	51

Fidelity Income Advantage:
Mortality and expense risk charges	2	3	11	6	11	8
Administrative and other charges	1	1	3	2	4	3

Total expenses	3	4	14	8	15	11

Fidelity Personal Retirement:
Mortality and expense risk charges	131	294	27	69	19	19
Administrative and other charges	57	123	12	29	8	7

Total expenses	188	417	39	98	27	26

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	222	506	168	170	82	88

Net investment income (loss)	1,834	7,027	459	5,659	290	44

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	261	2,037	(795)	(1,180)	193	286

Realized gain distributions	—	—	679	—	—	17

Net realized gain (loss) on investments	261	2,037	(116)	(1,180)	193	303

Unrealized appreciation (depreciation)	16,782	28,386	3,775	2,577	2,304	4,004

Net increase (decrease) in net assets from operations	$18,877	$37,450	$4,118	$7,056	$2,787	$4,351

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Portfolio – Investor	PVIT – Commodity Real Return – Strategy Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative

Income:
Dividends	$—	$—	$3,199	$7,967	$10,525	$5,061

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	151	137	50	1	187	58
Administrative and other charges	10	9	3	—	12	4

Total expenses	161	146	53	1	199	62

Fidelity Income Advantage:
Mortality and expense risk charges	17	14	3	6	2	5
Administrative and other charges	6	4	1	2	1	2

Total expenses	23	18	4	8	3	7

Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	64	51	348	191
Administrative and other charges	—	—	27	22	135	81

Total expenses	—	—	91	73	483	272

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	184	164	148	82	685	341

Net investment income (loss)	(184)	(164)	3,051	7,885	9,840	4,720

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	150	89	43	(12,953)	(4,465)	(5,321)

Realized gain distributions	—	1,705	—	—	—	—

Net realized gain (loss) on investments	150	1,794	43	(12,953)	(4,465)	(5,321)

Unrealized appreciation (depreciation)	3,946	2,939	9,405	317	7,841	6,299

Net increase (decrease) in net assets from operations	$3,912	$4,569	$12,499	$(4,751)	$13,216	$5,698

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Income:
Dividends	$13,337	$2,980	$—	$1,308

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	145	25	11	21
Administrative and other charges	10	2	1	1

Total expenses	155	27	12	22

Fidelity Income Advantage:
Mortality and expense risk charges	5	4	2	1
Administrative and other charges	1	1	—	—

Total expenses	6	5	2	1

Fidelity Personal Retirement:
Mortality and expense risk charges	472	190	52	64
Administrative and other charges	178	73	22	23

Total expenses	650	263	74	87

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Total expenses	811	295	88	110

Net investment income (loss)	12,526	2,685	(88)	1,198

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(6,207)	(2,114)	(2,364)	(799)

Realized gain distributions	—	—	—	—

Net realized gain (loss) on investments	(6,207)	(2,114)	(2,364)	(799)

Unrealized appreciation (depreciation)	14,061	16,720	3,430	1,525

Net increase (decrease) in net assets from operations	$20,380	$17,291	$978	$1,924

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$9,907	$1,772	$116,102	$28,292	$2,476	$2,398	$15,646	$15,197
Net realized gain (loss) on investments	—	—	—	—	(4,840)	(8,661)	(3,045)	(9,219)
Unrealized appreciation (depreciation)	—	—	—	—	7,150	(1,916)	14,264	(47,857)

Net increase (decrease) in net assets from operations	9,907	1,772	116,102	28,292	4,786	(8,179)	26,865	(41,879)

Contract Transactions:
Payments received from contract owners	1,670	1,582	997,609	800,306	65	105	1,558	2,132
Transfers between sub-accounts and the fixed account, net	22,232	91,872	35,014	498,121	(1,542)	(3,811)	(5,688)	(35,295)
Contract benefits	(6,044)	(4,343)	(163,094)	(151,661)	(1,791)	(2,212)	(120)	(410)
Contract terminations	(59,756)	(40,424)	(568,560)	(588,882)	(2,322)	(2,284)	(19,780)	(9,689)
Contract maintenance charges	(52)	(55)	—	—	(6)	(7)	—	—
Other transfers (to) from FILI, net	620	(353)	50	(3)	(187)	(139)	2	1

Net increase (decrease) in net assets from contract transactions	(41,330)	48,279	301,019	557,881	(5,783)	(8,348)	(24,028)	(43,261)

Total increase (decrease) in net assets	(31,423)	50,051	417,121	586,173	(997)	(16,527)	2,837	(85,140)

Net Assets:
Beginning of period	265,606	215,555	2,325,405	1,739,232	53,866	70,393	291,924	377,064

End of period	$234,183	$265,606	$2,742,526	$2,325,405	$52,869	$53,866	$294,761	$291,924

(In thousands)	Subaccounts Investing In:

	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,877	$3,998	$8,758	$8,522	$(4,108)	$(1,223)	$(790)	$2,561
Net realized gain (loss) on investments	10,096	12,597	17,521	20,499	45,792	63,764	48,488	67,607
Unrealized appreciation (depreciation)	19,784	(41,490)	24,921	(56,632)	137,976	(250,429)	191,770	(283,240)

Net increase (decrease) in net assets from operations	33,757	(24,895)	51,200	(27,611)	179,660	(187,888)	239,468	(213,072)

Contract Transactions:
Payments received from contract owners	197	250	4,699	6,558	473	1,323	6,114	6,335
Transfers between sub-accounts and the fixed account, net	(8,608)	(5,714)	6,585	33,113	(5,413)	(16,946)	82,067	(16,984)
Contract benefits	(11,836)	(11,643)	(147)	(58)	(10,449)	(14,215)	(193)	(432)
Contract terminations	(13,932)	(13,990)	(21,094)	(12,587)	(23,109)	(17,535)	(19,568)	(14,584)
Contract maintenance charges	(43)	(48)	—	—	(77)	(79)	—	—
Other transfers (to) from FILI, net	(915)	(990)	13	11	(1,021)	(538)	(2)	15

Net increase (decrease) in net assets from contract transactions	(35,137)	(32,135)	(9,944)	27,037	(39,596)	(47,990)	68,418	(25,650)

Total increase (decrease) in net assets	(1,380)	(57,030)	41,256	(574)	140,064	(235,878)	307,886	(238,722)

Net Assets:
Beginning of period	372,789	429,819	502,741	503,315	529,694	765,572	632,484	871,206

End of period	$371,409	$372,789	$543,997	$502,741	$669,758	$529,694	$940,370	$632,484

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$130	$143	$1,692	$1,652	$1,984	$1,748	$15,804	$14,463
Net realized gain (loss) on investments	98	120	3,014	2,728	(1,898)	4,526	(2,979)	27,365
Unrealized appreciation (depreciation)	11,005	(21,972)	33,531	(70,376)	5,946	(28,118)	24,961	(154,444)

Net increase (decrease) in net assets from operations	11,233	(21,709)	38,237	(65,996)	6,032	(21,844)	37,786	(112,616)

Contract Transactions:
Payments received from contract owners	85	98	1,170	1,255	379	123	8,875	5,014
Transfers between sub-accounts and the fixed account, net	(2,325)	(2,477)	(171)	(5,563)	(2,322)	(12,382)	5,160	(81,166)
Contract benefits	(1,192)	(1,555)	(34)	(113)	(4,246)	(4,643)	(177)	(592)
Contract terminations	(1,939)	(2,004)	(6,715)	(4,523)	(5,046)	(5,951)	(37,801)	(39,223)
Contract maintenance charges	(9)	(9)	—	—	(15)	(18)	—	—
Other transfers (to) from FILI, net	(50)	(107)	10	2	(535)	(277)	1	6

Net increase (decrease) in net assets from contract transactions	(5,430)	(6,054)	(5,740)	(8,942)	(11,785)	(23,148)	(23,942)	(115,961)

Total increase (decrease) in net assets	5,803	(27,763)	32,497	(74,938)	(5,753)	(44,992)	13,844	(228,577)

Net Assets:
Beginning of period	59,715	87,478	190,729	265,667	121,340	166,332	665,825	894,402

End of period	$65,518	$59,715	$223,226	$190,729	$115,587	$121,340	$679,669	$665,825

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class		VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,323	$2,080	$4,145	$3,918	$57,234	$52,465	$536	$600
Net realized gain (loss) on investments	518	10,542	2,014	15,076	159,397	183,059	1,377	5,194
Unrealized appreciation (depreciation)	15,327	(45,062)	18,112	(57,065)	833,931	(1,155,301)	6,464	(18,791)

Net increase (decrease) in net assets from operations	18,168	(32,440)	24,271	(38,071)	1,050,562	(919,777)	8,377	(12,997)

Contract Transactions:
Payments received from contract owners	251	253	744	3,541	40,380	53,957	91	39
Transfers between sub-accounts and the fixed account, net	(4,774)	(3,410)	(12,066)	(14,366)	198,785	62,514	(3,072)	(1,314)
Contract benefits	(5,948)	(7,529)	(292)	(429)	(15,239)	(14,522)	(1,644)	(1,997)
Contract terminations	(6,840)	(7,399)	(8,684)	(6,272)	(138,972)	(84,408)	(2,270)	(1,150)
Contract maintenance charges	(21)	(23)	—	—	(76)	(77)	(9)	(10)
Other transfers (to) from FILI, net	(687)	(569)	—	(1)	(541)	(846)	32	(199)

Net increase (decrease) in net assets from contract transactions	(18,019)	(18,677)	(20,298)	(17,527)	84,337	16,618	(6,872)	(4,631)

Total increase (decrease) in net assets	149	(51,117)	3,973	(55,598)	1,134,899	(903,159)	1,505	(17,628)

Net Assets:
Beginning of period	160,703	211,820	201,369	256,967	4,041,574	4,944,733	57,709	75,337

End of period	$160,852	$160,703	$205,342	$201,369	$5,176,473	$4,041,574	$59,214	$57,709

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Growth Investor Class		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$1,923	$1,955	$(3,183)	$(3,239)	$4,769	$4,611	$1,476	$743
Net realized gain (loss) on investments	1,391	8,267	60,941	79,691	99,197	123,965	9,982	16,733
Unrealized appreciation (depreciation)	14,972	(34,450)	211,789	(419,062)	411,889	(736,267)	20,250	(57,350)

Net increase (decrease) in net assets from operations	18,286	(24,228)	269,547	(342,610)	515,855	(607,691)	31,708	(39,874)

Contract Transactions:
Payments received from contract owners	1,529	1,593	1,200	645	11,272	14,139	440	253
Transfers between sub-accounts and the fixed account, net	(1,968)	1,384	(21,656)	(32,609)	(14,657)	(84,964)	(2,248)	(6,498)
Contract benefits	—	(143)	(19,466)	(20,624)	(1,355)	(276)	(4,994)	(6,711)
Contract terminations	(7,230)	(3,678)	(37,490)	(31,670)	(57,042)	(37,169)	(8,245)	(6,487)
Contract maintenance charges	—	—	(125)	(133)	—	—	(17)	(18)
Other transfers (to) from FILI, net	3	(4)	(1,931)	(1,711)	23	20	(84)	238

Net increase (decrease) in net assets from contract transactions	(7,666)	(848)	(79,468)	(86,102)	(61,759)	(108,250)	(15,148)	(19,223)

Total increase (decrease) in net assets	10,620	(25,076)	190,079	(428,712)	454,096	(715,941)	16,560	(59,097)

Net Assets:
Beginning of period	116,332	141,408	871,487	1,300,199	1,601,868	2,317,809	162,029	221,126

End of period	$126,952	$116,332	$1,061,566	$871,487	$2,055,964	$1,601,868	$178,589	$162,029

(In thousands)	Subaccounts Investing In:

	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$42,645	$26,610	$(95)	$(114)	$189	$109	$983	$957
Net realized gain (loss) on investments	181,026	280,718	1,211	3,384	8,826	22,306	8,777	6,737
Unrealized appreciation (depreciation)	420,417	(1,060,712)	3,856	(8,898)	29,306	(60,249)	10,070	(15,576)

Net increase (decrease) in net assets from operations	644,088	(753,384)	4,972	(5,628)	38,321	(37,834)	19,830	(7,882)

Contract Transactions:
Payments received from contract owners	23,076	35,780	33	12	938	1,200	183	206
Transfers between sub-accounts and the fixed account, net	(1,432)	(81,413)	351	(1,515)	3,808	(12,581)	(2,746)	(579)
Contract benefits	(1,610)	(2,783)	(1,090)	(873)	—	(482)	(3,484)	(3,670)
Contract terminations	(201,542)	(170,590)	(505)	(670)	(4,528)	(3,122)	(3,605)	(3,987)
Contract maintenance charges	—	—	(2)	(2)	—	—	(19)	(19)
Other transfers (to) from FILI, net	18	59	(75)	(113)	3	2	(318)	(528)

Net increase (decrease) in net assets from contract transactions	(181,490)	(218,947)	(1,288)	(3,161)	221	(14,983)	(9,989)	(8,577)

Total increase (decrease) in net assets	462,598	(972,331)	3,684	(8,789)	38,542	(52,817)	9,841	(16,459)

Net Assets:
Beginning of period	3,169,282	4,141,613	18,780	27,569	133,970	186,787	116,647	133,106

End of period	$3,631,880	$3,169,282	$22,464	$18,780	$172,512	$133,970	$126,488	$116,647

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$4,641	$4,242	$(1,228)	$(1,324)	$(1,281)	$(1,338)	$(604)	$(909)
Net realized gain (loss) on investments	21,679	13,197	2,792	41,281	7,646	209,586	7,503	19,142
Unrealized appreciation (depreciation)	27,746	(34,335)	52,071	(128,760)	277,772	(654,280)	26,390	(67,398)

Net increase (decrease) in net assets from operations	54,066	(16,896)	53,635	(88,803)	284,137	(446,032)	33,289	(49,165)

Contract Transactions:
Payments received from contract owners	2,644	3,020	136	252	4,831	7,971	123	99
Transfers between sub-accounts and the fixed account, net	1,711	43,807	(588)	(25,990)	8,797	(167,640)	(12,400)	(4,023)
Contract benefits	(31)	(294)	(4,032)	(3,700)	(316)	(1,271)	(7,671)	(6,644)
Contract terminations	(9,611)	(5,602)	(4,459)	(4,252)	(25,039)	(17,567)	(7,758)	(8,652)
Contract maintenance charges	—	—	(22)	(24)	—	—	(32)	(35)
Other transfers (to) from FILI, net	(32)	29	(408)	(317)	(44)	7	(475)	(641)

Net increase (decrease) in net assets from contract transactions	(5,319)	40,960	(9,373)	(34,031)	(11,771)	(178,500)	(28,213)	(19,896)

Total increase (decrease) in net assets	48,747	24,064	44,262	(122,834)	272,366	(624,532)	5,076	(69,061)

Net Assets:
Beginning of period	293,370	269,306	124,260	247,094	633,823	1,258,355	253,251	322,312

End of period	$342,117	$293,370	$168,522	$124,260	$906,189	$633,823	$258,327	$253,251

(In thousands)	Subaccounts Investing In:

	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$1,975	$1,628	$113	$85	$1,651	$1,700	$343	$253
Net realized gain (loss) on investments	17,316	39,207	1,902	3,280	4,424	8,632	1,829	1,079
Unrealized appreciation (depreciation)	59,749	(138,216)	5,291	(7,913)	26,592	(31,291)	(3,050)	(643)

Net increase (decrease) in net assets from operations	79,040	(97,381)	7,306	(4,548)	32,667	(20,959)	(878)	689

Contract Transactions:
Payments received from contract owners	2,040	2,835	22	42	996	1,841	23	14
Transfers between sub-accounts and the fixed account, net	(47,198)	15,223	(4,087)	(4,958)	(17,887)	(24,433)	(8,317)	9,652
Contract benefits	(40)	(96)	(1,443)	(1,434)	(139)	(17)	(639)	(1,053)
Contract terminations	(17,560)	(10,851)	(1,266)	(1,231)	(7,657)	(4,263)	(870)	(720)
Contract maintenance charges	—	—	(5)	(6)	—	—	(4)	(4)
Other transfers (to) from FILI, net	9	6	(25)	(103)	1	2	(18)	41

Net increase (decrease) in net assets from contract transactions	(62,749)	7,117	(6,804)	(7,690)	(24,686)	(26,870)	(9,825)	7,930

Total increase (decrease) in net assets	16,291	(90,264)	502	(12,238)	7,981	(47,829)	(10,703)	8,619

Net Assets:
Beginning of period	567,814	658,078	42,936	55,174	188,676	236,505	34,384	25,765

End of period	$584,105	$567,814	$43,438	$42,936	$196,657	$188,676	$23,681	$34,384

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,317	$2,694	$(1,410)	$(1,532)	$(1,175)	$(1,723)	$1,018	$1,372
Net realized gain (loss) on investments	11,298	7,216	16,738	39,996	63,872	188,532	(465)	6,170
Unrealized appreciation (depreciation)	(19,493)	(4,453)	71,160	(133,590)	457,743	(719,732)	(3,781)	14,951

Net increase (decrease) in net assets from operations	(4,878)	5,457	86,488	(95,126)	520,440	(532,923)	(3,228)	22,493

Contract Transactions:
Payments received from contract owners	1,212	2,777	495	365	8,997	7,495	46	104
Transfers between sub-accounts and the fixed account, net	(48,169)	60,143	44,197	(43,349)	202,961	(148,441)	(40,837)	44,850
Contract benefits	(620)	(95)	(3,739)	(4,510)	(337)	(1,702)	(1,393)	(1,312)
Contract terminations	(7,573)	(4,147)	(6,524)	(5,201)	(33,192)	(17,718)	(2,175)	(1,388)
Contract maintenance charges	—	—	(30)	(27)	—	—	(11)	(12)
Other transfers (to) from FILI, net	1	3	(148)	68	(21)	17	(314)	(120)

Net increase (decrease) in net assets from contract transactions	(55,149)	58,681	34,251	(52,654)	178,408	(160,349)	(44,684)	42,122

Total increase (decrease) in net assets	(60,027)	64,138	120,739	(147,780)	698,848	(693,272)	(47,912)	64,615

Net Assets:
Beginning of period	218,566	154,428	142,550	290,330	861,708	1,554,980	92,462	27,847

End of period	$158,539	$218,566	$263,290	$142,550	$1,560,556	$861,708	$44,550	$92,462

(In thousands)	Subaccounts Investing In:

	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class (8)

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$7,097	$7,760	$(829)	$(939)	$(1,204)	$(1,255)	$362	$313
Net realized gain (loss) on investments	19,892	39,427	2,789	10,258	15,251	58,900	(40)	1,016
Unrealized appreciation (depreciation)	(35,583)	66,413	1,093	(29,284)	11,220	(173,642)	1,771	(4,934)

Net increase (decrease) in net assets from operations	(8,594)	113,600	3,053	(19,965)	25,267	(115,997)	2,093	(3,605)

Contract Transactions:
Payments received from contract owners	1,161	4,087	108	114	3,596	4,337	12	51
Transfers between sub-accounts and the fixed account, net	(128,767)	130,726	(10,094)	(8,986)	(81,858)	(18,188)	(6,392)	(584)
Contract benefits	(21)	(513)	(2,286)	(2,920)	(456)	(394)	(561)	(573)
Contract terminations	(11,502)	(8,527)	(5,535)	(2,870)	(20,493)	(17,259)	(562)	(707)
Contract maintenance charges	—	—	(14)	(16)	—	—	(4)	(5)
Other transfers (to) from FILI, net	8	2	(405)	(129)	(2)	(2)	5	(5)

Net increase (decrease) in net assets from contract transactions	(139,121)	125,775	(18,226)	(14,807)	(99,213)	(31,506)	(7,502)	(1,823)

Total increase (decrease) in net assets	(147,715)	239,375	(15,173)	(34,772)	(73,946)	(147,503)	(5,409)	(5,428)

Net Assets:
Beginning of period	388,304	148,929	109,364	144,136	750,486	897,989	26,949	32,377

End of period	$240,589	$388,304	$94,192	$109,364	$676,540	$750,486	$21,540	$26,949

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Financials Investor Class (8)		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,532	$3,503	$(119)	$(153)	$98	$(43)	$(138)	$(162)
Net realized gain (loss) on investments	2,093	9,239	(73)	3,218	994	14,949	754	3,498
Unrealized appreciation (depreciation)	11,167	(36,259)	4,929	(6,269)	23,854	(28,613)	5,296	(12,667)

Net increase (decrease) in net assets from operations	16,792	(23,517)	4,737	(3,204)	24,946	(13,707)	5,912	(9,331)

Contract Transactions:
Payments received from contract owners	457	2,226	15	6	693	631	25	18
Transfers between sub-accounts and the fixed account, net	(33,242)	(15,234)	(327)	(638)	2,840	(1,350)	1,816	(3,767)
Contract benefits	—	(124)	(806)	(854)	(1)	(381)	(776)	(702)
Contract terminations	(4,303)	(4,503)	(610)	(763)	(3,063)	(1,986)	(1,145)	(741)
Contract maintenance charges	—	—	(3)	(2)	—	—	(2)	(3)
Other transfers (to) from FILI, net	12	2	(299)	(15)	—	—	(340)	(28)

Net increase (decrease) in net assets from contract transactions	(37,076)	(17,633)	(2,030)	(2,266)	469	(3,086)	(422)	(5,223)

Total increase (decrease) in net assets	(20,284)	(41,150)	2,707	(5,470)	25,415	(16,793)	5,490	(14,554)

Net Assets:
Beginning of period	180,435	221,585	23,128	28,598	112,871	129,664	14,887	29,441

End of period	$160,151	$180,435	$25,835	$23,128	$138,286	$112,871	$20,376	$14,887

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$(265)	$(293)	$303	$104	$2,901	$1,749	$1,481	$1,288
Net realized gain (loss) on investments	3,822	30,579	(230)	(173)	2,654	4,914	(503)	(429)
Unrealized appreciation (depreciation)	55,238	(114,677)	1,770	(9,200)	7,988	(66,197)	2,473	(7,339)

Net increase (decrease) in net assets from operations	58,795	(84,391)	1,843	(9,269)	13,543	(59,534)	3,451	(6,480)

Contract Transactions:
Payments received from contract owners	1,174	1,149	35	32	1,806	1,337	47	104
Transfers between sub-accounts and the fixed account, net	12,902	(37,526)	(1,494)	(2,693)	(14,849)	(18,285)	(2,415)	(2,706)
Contract benefits	(20)	(4)	(630)	(561)	(26)	(75)	(1,045)	(1,461)
Contract terminations	(6,599)	(3,883)	(884)	(1,010)	(3,735)	(3,865)	(2,659)	(1,243)
Contract maintenance charges	—	—	(4)	(5)	—	—	(5)	(5)
Other transfers (to) from FILI, net	(10)	—	(65)	(27)	(4)	2	(50)	(292)

Net increase (decrease) in net assets from contract transactions	7,447	(40,264)	(3,042)	(4,264)	(16,808)	(20,886)	(6,127)	(5,603)

Total increase (decrease) in net assets	66,242	(124,655)	(1,199)	(13,533)	(3,265)	(80,420)	(2,676)	(12,083)

Net Assets:
Beginning of period	142,151	266,806	20,813	34,346	140,732	221,152	44,074	56,157

End of period	$208,393	$142,151	$19,614	$20,813	$137,467	$140,732	$41,398	$44,074

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$30,127	$26,754	$(65)	$(95)	$403	$52	$106	$140
Net realized gain (loss) on investments	(6,700)	(5,731)	203	1,317	4,614	27,504	1,438	1,491
Unrealized appreciation (depreciation)	39,885	(124,529)	3,441	(7,394)	61,815	(129,889)	2,928	(3,527)

Net increase (decrease) in net assets from operations	63,312	(103,506)	3,579	(6,172)	66,832	(102,333)	4,472	(1,896)

Contract Transactions:
Payments received from contract owners	3,514	5,304	8	14	1,655	2,664	33	88
Transfers between sub-accounts and the fixed account, net	(41,932)	(39,090)	1,373	(2,361)	669	(29,091)	(3,613)	4,206
Contract benefits	(162)	(256)	(369)	(260)	(185)	(26)	(431)	(461)
Contract terminations	(40,169)	(38,310)	(509)	(357)	(9,880)	(7,974)	(1,133)	(823)
Contract maintenance charges	—	—	(1)	(2)	—	—	(3)	(3)
Other transfers (to) from FILI, net	3	5	(7)	(10)	(14)	4	(113)	(2)

Net increase (decrease) in net assets from contract transactions	(78,746)	(72,347)	495	(2,976)	(7,755)	(34,423)	(5,260)	3,005

Total increase (decrease) in net assets	(15,434)	(175,853)	4,074	(9,148)	59,077	(136,756)	(788)	1,109

Net Assets:
Beginning of period	743,828	919,681	13,459	22,607	249,396	386,152	27,953	26,844

End of period	$728,394	$743,828	$17,533	$13,459	$308,473	$249,396	$27,165	$27,953

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class		VIP – Freedom Income Investor Class		VIP – Freedom 2005 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,537	$2,909	$313	$145	$2,670	$1,628	$196	$108
Net realized gain (loss) on investments	12,950	11,440	(38)	362	(1,034)	2,284	(152)	482
Unrealized appreciation (depreciation)	29,537	(28,219)	315	(1,912)	3,075	(15,296)	353	(1,680)

Net increase (decrease) in net assets from operations	45,024	(13,870)	590	(1,405)	4,711	(11,384)	397	(1,090)

Contract Transactions:
Payments received from contract owners	1,606	3,757	19	18	102	384	—	—
Transfers between sub-accounts and the fixed account, net	(28,777)	58,945	104	(570)	(9,598)	(13,619)	(1,085)	(663)
Contract benefits	(192)	(21)	(256)	(99)	(16)	(68)	(99)	(1)
Contract terminations	(10,110)	(5,428)	(376)	(296)	(4,495)	(2,567)	(863)	(309)
Contract maintenance charges	—	—	(1)	(1)	—	—	(1)	(1)
Other transfers (to) from FILI, net	(19)	(14)	(150)	3	1	—	—	(1)

Net increase (decrease) in net assets from contract transactions	(37,492)	57,239	(660)	(945)	(14,006)	(15,870)	(2,048)	(975)

Total increase (decrease) in net assets	7,532	43,369	(70)	(2,350)	(9,295)	(27,254)	(1,651)	(2,065)

Net Assets:
Beginning of period	261,518	218,149	8,983	11,333	69,838	97,092	6,694	8,759

End of period	$269,050	$261,518	$8,913	$8,983	$60,543	$69,838	$5,043	$6,694

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$721	$456	$215	$119	$1,991	$1,240	$419	$250
Net realized gain (loss) on investments	(504)	1,103	400	545	(338)	3,271	55	1,793
Unrealized appreciation (depreciation)	1,118	(5,009)	(4)	(2,106)	3,085	(14,764)	986	(5,418)

Net increase (decrease) in net assets from operations	1,335	(3,450)	611	(1,442)	4,738	(10,253)	1,460	(3,375)

Contract Transactions:
Payments received from contract owners	10	138	1	1	159	403	—	—
Transfers between sub-accounts and the fixed account, net	(1,507)	(3,691)	(1,625)	(194)	(5,944)	(8,833)	(1,920)	(3,193)
Contract benefits	(16)	—	(136)	(127)	(159)	—	(163)	(107)
Contract terminations	(2,908)	(1,246)	(290)	(678)	(4,335)	(2,580)	(621)	(1,054)
Contract maintenance charges	—	—	(1)	(2)	—	—	(2)	(2)
Other transfers (to) from FILI, net	1	(1)	1	1	15	4	4	6

Net increase (decrease) in net assets from contract transactions	(4,420)	(4,800)	(2,050)	(999)	(10,264)	(11,006)	(2,702)	(4,350)

Total increase (decrease) in net assets	(3,085)	(8,250)	(1,439)	(2,441)	(5,526)	(21,259)	(1,242)	(7,725)

Net Assets:
Beginning of period	19,685	27,935	8,050	10,491	57,721	78,980	15,948	23,673

End of period	$16,600	$19,685	$6,611	$8,050	$52,195	$57,721	$14,707	$15,948

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,777	$1,796	$402	$243	$5,137	$3,518	$376	$257
Net realized gain (loss) on investments	(619)	6,211	(17)	1,992	(377)	15,314	150	1,589
Unrealized appreciation (depreciation)	6,401	(24,648)	1,470	(6,044)	15,100	(54,971)	1,680	(6,173)

Net increase (decrease) in net assets from operations	8,559	(16,641)	1,855	(3,809)	19,860	(36,139)	2,206	(4,327)

Contract Transactions:
Payments received from contract owners	292	720	38	24	1,333	906	104	62
Transfers between sub-accounts and the fixed account, net	(6,360)	(1,907)	(1,164)	(1,422)	(10,060)	(13,676)	(1,437)	(1,524)
Contract benefits	(17)	(13)	(302)	(287)	(190)	(5)	(24)	(82)
Contract terminations	(10,554)	(6,158)	(736)	(2,160)	(11,576)	(7,756)	(736)	(867)
Contract maintenance charges	—	—	(2)	(3)	—	—	(4)	(4)
Other transfers (to) from FILI, net	—	1	1	(10)	2	13	3	2

Net increase (decrease) in net assets from contract transactions	(16,639)	(7,357)	(2,165)	(3,858)	(20,491)	(20,518)	(2,094)	(2,413)

Total increase (decrease) in net assets	(8,080)	(23,998)	(310)	(7,667)	(631)	(56,657)	112	(6,740)

Net Assets:
Beginning of period	89,652	113,650	17,117	24,784	174,304	230,961	18,872	25,612

End of period	$81,572	$89,652	$16,808	$17,117	$173,673	$174,304	$18,984	$18,872

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$5,470	$4,227	$349	$258	$7,209	$5,718	$—	$—
Net realized gain (loss) on investments	1,241	19,599	277	1,741	3,679	25,390	—	—
Unrealized appreciation (depreciation)	19,832	(71,364)	2,129	(6,630)	32,766	(97,939)	—	—

Net increase (decrease) in net assets from operations	26,543	(47,538)	2,755	(4,631)	43,654	(66,831)	—	—

Contract Transactions:
Payments received from contract owners	1,836	3,109	32	204	4,644	7,214	—	—
Transfers between sub-accounts and the fixed account, net	(17,450)	(19,572)	(940)	(495)	(18,588)	(3,468)	83	—
Contract benefits	(168)	—	(47)	(41)	(20)	—	—	—
Contract terminations	(18,130)	(10,460)	(1,260)	(496)	(19,896)	(8,262)	—	—
Contract maintenance charges	—	—	(6)	(7)	—	—	—	—
Other transfers (to) from FILI, net	2	(1)	1	3	19	6	(8)	—

Net increase (decrease) in net assets from contract transactions	(33,910)	(26,924)	(2,220)	(832)	(33,841)	(4,510)	75	—

Total increase (decrease) in net assets	(7,367)	(74,462)	535	(5,463)	9,813	(71,341)	75	—

Net Assets:
Beginning of period	215,949	290,411	21,148	26,611	319,483	390,824	—	—

End of period	$208,582	$215,949	$21,683	$21,148	$329,296	$319,483	$75	$—

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2035 Investor Class		VIP – Freedom 2040 Initial Class		VIP – Investor Freedom 2040 Investor Class		VIP – Freedom 2045 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$72	$—	$1	$—	$64	$—	$—	$—
Net realized gain (loss) on investments	16	—	—	—	1	—	—	—
Unrealized appreciation (depreciation)	229	—	4	—	299	—	—	—

Net increase (decrease) in net assets from operations	317	—	5	—	364	—	—	—

Contract Transactions:
Payments received from contract owners	1,066	—	44	—	223	—	—	—
Transfers between sub-accounts and the fixed account, net	3,649	—	26	—	4,875	—	2	—
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	—	—	—	—	(3)	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	—	—	8	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	4,715	—	78	—	5,095	—	2	—

Total increase (decrease) in net assets	5,032	—	83	—	5,459	—	2	—

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—

End of period	$5,032	$—	$83	$—	$5,459	$—	$2	$—

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2045 Investor Class		VIP – Freedom 2050 Initial Class		VIP – Investor Freedom 2050 Investor Class		VIP – Freedom Lifetime Income I

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$17	$—	$—	$—	$16	$—	$293	$146
Net realized gain (loss) on investments	4	—	(1)	—	1	—	(57)	371
Unrealized appreciation (depreciation)	80	—	1	—	96	—	322	(1,765)

Net increase (decrease) in net assets from operations	101	—	—	—	113	—	558	(1,248)

Contract Transactions:
Payments received from contract owners	6	—	—	—	133	—	—	—
Transfers between sub-accounts and the fixed account, net	1,512	—	16	—	1,526	—	(130)	—
Contract benefits	—	—	—	—	—	—	(725)	(759)
Contract terminations	—	—	(2)	—	—	—	(18)	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	(1)	—	1	—	—	—	(16)	77

Net increase (decrease) in net assets from contract transactions	1,517	—	15	—	1,659	—	(889)	(683)

Total increase (decrease) in net assets	1,618	—	15	—	1,772	—	(331)	(1,931)

Net Assets:
Beginning of period	—	—	—	—	—	—	8,213	10,144

End of period	$1,618	$—	$15	$—	$1,772	$—	$7,882	$8,213

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$807	$421	$632	$393	$47	$4	$2,095	$1,580
Net realized gain (loss) on investments	(45)	1,939	80	2,518	(116)	4,076	(1,179)	51,508
Unrealized appreciation (depreciation)	1,442	(6,865)	2,240	(8,323)	3,652	(8,936)	46,626	(111,309)

Net increase (decrease) in net assets from operations	2,204	(4,505)	2,952	(5,412)	3,583	(4,856)	47,542	(58,221)

Contract Transactions:
Payments received from contract owners	—	—	—	—	16	10	875	1,499
Transfers between sub-accounts and the fixed account, net	—	(13)	—	(257)	558	(1,175)	8,189	(21,604)
Contract benefits	(1,907)	(2,107)	(1,814)	(1,990)	(467)	(511)	(174)	(89)
Contract terminations	—	(48)	(362)	(61)	(624)	(658)	(10,269)	(5,493)
Contract maintenance charges	—	—	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	(246)	(110)	(32)	(41)	(31)	(117)	5	—

Net increase (decrease) in net assets from contract transactions	(2,153)	(2,278)	(2,208)	(2,349)	(551)	(2,454)	(1,374)	(25,687)

Total increase (decrease) in net assets	51	(6,783)	744	(7,761)	3,032	(7,310)	46,168	(83,908)

Net Assets:
Beginning of period	25,424	32,207	25,630	33,391	19,171	26,481	242,903	326,811

End of period	$25,475	$25,424	$26,374	$25,630	$22,203	$19,171	$289,071	$242,903

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 20% Investor Class		VIP – FundsManager 30% Investor Class		VIP – FundsManager 40% Investor Class		VIP – FundsManager 50% Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$23,414	$16,073	$101	$—	$158	$—	$37,089	$29,845
Net realized gain (loss) on investments	(7,331)	52,238	(9)	—	22	—	(4,408)	290,285
Unrealized appreciation (depreciation)	36,795	(156,457)	174	—	390	—	162,504	(598,943)

Net increase (decrease) in net assets from operations	52,878	(88,146)	266	—	570	—	195,185	(278,813)

Contract Transactions:
Payments received from contract owners	3,425	10,904	50	—	85	—	12,588	15,930
Transfers between sub-accounts and the fixed account, net	(54,824)	(32,171)	4,867	—	11,353	—	(50,370)	(5,698)
Contract benefits	(3,391)	(3,855)	—	—	—	—	(14,032)	(14,262)
Contract terminations	(61,303)	(57,589)	(3)	—	(75)	—	(90,449)	(69,430)
Contract maintenance charges	(6)	(6)	—	—	—	—	(8)	(9)
Other transfers (to) from FILI, net	(146)	166	—	—	—	—	311	(253)

Net increase (decrease) in net assets from contract transactions	(116,245)	(82,551)	4,915	—	11,363	—	(141,960)	(73,722)

Total increase (decrease) in net assets	(63,367)	(170,697)	5,180	—	11,933	—	53,225	(352,535)

Net Assets:
Beginning of period	739,367	910,064	—	—	—	—	1,616,880	1,969,415

End of period	$676,000	$739,367	$5,180	$—	$11,933	$—	$1,670,105	$1,616,880

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$35,067	$25,636	$31,382	$24,032	$8,685	$5,214	$191	$202
Net realized gain (loss) on investments	(4,397)	347,772	3,001	316,900	1,400	123,387	475	1,307
Unrealized appreciation (depreciation)	215,198	(733,121)	217,764	(657,569)	91,066	(249,054)	(286)	(1,951)

Net increase (decrease) in net assets from operations	245,868	(359,713)	252,147	(316,637)	101,151	(120,453)	380	(442)

Contract Transactions:
Payments received from contract owners	12,821	18,247	19,182	34,398	8,190	10,593	10	2
Transfers between sub-accounts and the fixed account, net	1,050	10,226	26,370	21,593	25,453	15,654	(3,748)	3,706
Contract benefits	(12,581)	(13,418)	(6,380)	(5,182)	(3,275)	(3,851)	(762)	(343)
Contract terminations	(130,637)	(111,866)	(94,794)	(59,182)	(26,450)	(11,229)	(864)	(667)
Contract maintenance charges	(5)	(8)	(6)	(8)	(4)	(4)	(4)	(4)
Other transfers (to) from FILI, net	70	(11)	(158)	(750)	(440)	18	(79)	40

Net increase (decrease) in net assets from contract transactions	(129,282)	(96,830)	(55,786)	(9,131)	3,474	11,181	(5,447)	2,734

Total increase (decrease) in net assets	116,586	(456,543)	196,361	(325,768)	104,625	(109,272)	(5,067)	2,292

Net Assets:
Beginning of period	1,873,698	2,330,241	1,653,954	1,979,722	577,652	686,925	21,674	19,382

End of period	$1,990,284	$1,873,698	$1,850,315	$1,653,954	$682,277	$577,653	$16,607	$21,674

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Staples Investor Class		VIP – Materials Initial Class		VIP – Materials Investor Class		VIP – Communication Services Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,853	$3,610	$56	$36	$740	$673	$(114)	$(79)
Net realized gain (loss) on investments	5,297	14,645	(28)	663	(448)	1,899	348	1,188
Unrealized appreciation (depreciation)	(3,104)	(21,299)	692	(2,951)	4,158	(13,863)	5,122	(6,313)

Net increase (decrease) in net assets from operations	6,046	(3,044)	720	(2,252)	4,450	(11,291)	5,356	(5,204)

Contract Transactions:
Payments received from contract owners	1,179	2,285	3	24	198	1,130	81	17
Transfers between sub-accounts and the fixed account, net	(25,098)	33,195	(2,320)	(1,603)	(13,862)	(1,027)	8,032	(3,349)
Contract benefits	(240)	(387)	(267)	(234)	(23)	(83)	(334)	(295)
Contract terminations	(7,412)	(5,721)	(545)	(786)	(2,205)	(1,317)	(425)	(272)
Contract maintenance charges	—	—	(4)	(5)	—	—	(2)	(2)
Other transfers (to) from FILI, net	4	6	13	(55)	(1)	—	76	32

Net increase (decrease) in net assets from contract transactions	(31,567)	29,378	(3,120)	(2,659)	(15,893)	(1,297)	7,428	(3,869)

Total increase (decrease) in net assets	(25,521)	26,334	(2,400)	(4,911)	(11,443)	(12,588)	12,784	(9,073)

Net Assets:
Beginning of period	244,656	218,322	13,443	18,354	74,749	87,337	7,049	16,122

End of period	$219,135	$244,656	$11,043	$13,443	$63,306	$74,749	$19,833	$7,049

(In thousands)	Subaccounts Investing In:

	VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class		VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$(183)	$(133)	$112	$84	$2,122	$1,665	$736	$287
Net realized gain (loss) on investments	3,505	7,575	(276)	(361)	(1,099)	(2,782)	56	(59)
Unrealized appreciation (depreciation)	42,957	(50,424)	750	(2,208)	7,952	(28,201)	274	(412)

Net increase (decrease) in net assets from operations	46,279	(42,982)	586	(2,485)	8,975	(29,318)	1,066	(184)

Contract Transactions:
Payments received from contract owners	795	427	5	23	666	1,237	37	—
Transfers between sub-accounts and the fixed account, net	54,202	(18,757)	(551)	(74)	(5,789)	(4,073)	5,221	590
Contract benefits	(98)	(39)	(98)	(470)	(42)	(23)	(162)	(138)
Contract terminations	(3,523)	(1,375)	(186)	(133)	(3,580)	(3,067)	(336)	(152)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	—	2	15	(28)	4	7	(3)	1

Net increase (decrease) in net assets from contract transactions	51,376	(19,742)	(816)	(683)	(8,741)	(5,919)	4,755	299

Total increase (decrease) in net assets	97,655	(62,724)	(230)	(3,168)	234	(35,237)	5,821	115

Net Assets:
Beginning of period	61,385	124,109	8,731	11,899	107,372	142,609	8,343	8,228

End of period	$159,040	$61,385	$8,501	$8,731	$107,606	$107,372	$14,164	$8,343

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$16,593	$8,610	$9,260	$5,714	$4,901	$5,699	$1,834	$1,483
Net realized gain (loss) on investments	615	(865)	424	(2,202)	14,583	21,567	261	5,006
Unrealized appreciation (depreciation)	8,277	(10,231)	10,577	(56,866)	104,779	(126,649)	16,782	(32,072)

Net increase (decrease) in net assets from operations	25,485	(2,486)	20,261	(53,354)	124,263	(99,383)	18,877	(25,583)

Contract Transactions:
Payments received from contract owners	3,692	3,817	3,902	2,625	6,954	6,586	1,343	1,892
Transfers between sub-accounts and the fixed account, net	30,506	8,354	64,491	14,499	68,302	67,347	(4,036)	4,070
Contract benefits	(99)	(194)	(326)	(594)	(492)	(1,001)	(59)	(136)
Contract terminations	(10,238)	(9,398)	(17,719)	(15,165)	(17,467)	(8,468)	(3,034)	(2,309)
Contract maintenance charges	—	—	(3)	(2)	(4)	(3)	(1)	(1)
Other transfers (to) from FILI, net	—	1	26	16	125	(3)	8	12

Net increase (decrease) in net assets from contract transactions	23,861	2,580	50,371	1,379	57,418	64,458	(5,779)	3,528

Total increase (decrease) in net assets	49,346	94	70,632	(51,975)	181,681	(34,925)	13,098	(22,055)

Net Assets:
Beginning of period	208,260	208,166	364,893	416,868	453,695	488,620	118,665	140,720

End of period	$257,606	$208,260	$435,525	$364,893	$635,376	$453,695	$131,763	$118,665

(In thousands)	Subaccounts Investing In:

	VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I		VIF – Global Strategist – Class II

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$7,027	$4,710	$459	$2	$5,659	$5,330	$290	$(88)
Net realized gain (loss) on investments	2,037	1,319	(116)	3,452	(1,180)	(1,888)	193	3,729
Unrealized appreciation (depreciation)	28,386	(45,148)	3,775	(18,395)	2,577	(20,880)	2,304	(8,429)

Net increase (decrease) in net assets from operations	37,450	(39,119)	4,118	(14,941)	7,056	(17,438)	2,787	(4,788)

Contract Transactions:
Payments received from contract owners	2,842	2,242	139	194	185	318	68	126
Transfers between sub-accounts and the fixed account, net	25,710	26,398	(3,443)	(5,021)	(2,957)	(7,720)	(949)	(1,099)
Contract benefits	(608)	(185)	(272)	(441)	(198)	(150)	(228)	(271)
Contract terminations	(6,936)	(5,165)	(1,115)	(1,564)	(2,782)	(2,823)	(518)	(674)
Contract maintenance charges	(1)	(1)	(3)	(3)	(1)	(2)	(1)	(1)
Other transfers (to) from FILI, net	42	(6)	(36)	(20)	6	(2)	(3)	16

Net increase (decrease) in net assets from contract transactions	21,049	23,283	(4,730)	(6,855)	(5,747)	(10,379)	(1,631)	(1,903)

Total increase (decrease) in net assets	58,499	(15,836)	(612)	(21,796)	1,309	(27,817)	1,156	(6,691)

Net Assets:
Beginning of period	224,978	240,814	38,859	60,655	66,543	94,360	21,321	28,012

End of period	$283,477	$224,978	$38,247	$38,859	$67,852	$66,543	$22,477	$21,321

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery SMID Cap Growth Class 2		Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Portfolio – Investor

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$44	$(12)	$(184)	$(211)	$(164)	$(167)	$3,051	$2,075
Net realized gain (loss) on investments	303	1,670	150	8,781	1,794	3,906	43	(1,423)
Unrealized appreciation (depreciation)	4,004	(7,675)	3,946	(23,097)	2,939	(9,309)	9,405	(11,890)

Net increase (decrease) in net assets from operations	4,351	(6,017)	3,912	(14,527)	4,569	(5,570)	12,499	(11,238)

Contract Transactions:
Payments received from contract owners	54	145	—	—	—	—	130	100
Transfers between sub-accounts and the fixed account, net	30	604	(1,783)	(727)	(421)	(423)	(2,529)	(688)
Contract benefits	(193)	(229)	(578)	(473)	(340)	(771)	(369)	(250)
Contract terminations	(711)	(641)	(797)	(1,323)	(595)	(793)	(1,619)	(1,142)
Contract maintenance charges	(1)	(1)	(5)	(6)	(2)	(2)	(1)	(1)
Other transfers (to) from FILI, net	21	(6)	(14)	(102)	(4)	203	(23)	(2)

Net increase (decrease) in net assets from contract transactions	(800)	(128)	(3,177)	(2,631)	(1,362)	(1,786)	(4,411)	(1,983)

Total increase (decrease) in net assets	3,551	(6,145)	735	(17,158)	3,207	(7,356)	8,088	(13,221)

Net Assets:
Beginning of period	20,821	26,966	21,547	38,705	18,446	25,802	57,667	70,888

End of period	$24,372	$20,821	$22,282	$21,547	$21,653	$18,446	$65,755	$57,667

(In thousands)	Subaccounts Investing In:

	PVIT – Commodity Real Return – Strategy Portfolio – Administrative		PVIT – Low Duration Portfolio – Administrative		PVIT – Real Return Portfolio – Administrative		PVIT – Total Return Portfolio – Administrative

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$7,885	$19,805	$9,840	$4,663	$4,720	$14,362	$12,526	$10,323
Net realized gain (loss) on investments	(12,953)	(187)	(4,465)	(2,643)	(5,321)	(3,214)	(6,207)	(8,971)
Unrealized appreciation (depreciation)	317	(22,380)	7,841	(22,988)	6,299	(39,283)	14,061	(73,582)

Net increase (decrease) in net assets from operations	(4,751)	(2,762)	13,216	(20,968)	5,698	(28,135)	20,380	(72,230)

Contract Transactions:
Payments received from contract owners	108	3,811	793	1,131	389	2,836	1,947	2,799
Transfers between sub-accounts and the fixed account, net	(35,550)	36,393	(30,462)	(14,924)	(16,188)	(26,002)	(10,496)	(34,879)
Contract benefits	(127)	(194)	(317)	(1,339)	(348)	(234)	(279)	(665)
Contract terminations	(3,197)	(1,804)	(23,115)	(22,589)	(14,203)	(8,896)	(27,137)	(24,089)
Contract maintenance charges	—	—	(2)	(2)	(1)	(1)	(2)	(2)
Other transfers (to) from FILI, net	(110)	(127)	(24)	(42)	24	(28)	(34)	(9)

Net increase (decrease) in net assets from contract transactions	(38,876)	38,079	(53,127)	(37,765)	(30,327)	(32,325)	(36,001)	(56,845)

Total increase (decrease) in net assets	(43,627)	35,317	(39,911)	(58,733)	(24,629)	(60,460)	(15,621)	(129,075)

Net Assets:
Beginning of period	75,099	39,782	312,292	371,025	182,717	243,177	386,121	515,196

End of period	$31,472	$75,099	$272,381	$312,292	$158,088	$182,717	$370,500	$386,121

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	Blackrock – Global Allocation V.I. Fund – Class I		FTVIP – Templeton Global Bond Fund – Class 2		FTVIP – Franklin US Government Securities Fund – Class 2

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,685	$(322)	$(88)	$(97)	$1,198	$1,201
Net realized gain (loss) on investments	(2,114)	893	(2,364)	(3,056)	(799)	(3,022)
Unrealized appreciation (depreciation)	16,720	(31,043)	3,430	391	1,525	(5,158)

Net increase (decrease) in net assets from operations	17,291	(30,472)	978	(2,762)	1,924	(6,979)

Contract Transactions:
Payments received from contract owners	655	828	108	181	113	344
Transfers between sub-accounts and the fixed account, net	(11,497)	(8,705)	(1,883)	(4,683)	2,618	(17,692)
Contract benefits	(78)	(187)	(97)	(121)	(599)	(274)
Contract terminations	(5,907)	(4,544)	(2,105)	(1,746)	(4,050)	(5,930)
Contract maintenance charges	(1)	(1)	(1)	—	(1)	(1)
Other transfers (to) from FILI, net	7	12	4	(1)	7	(43)

Net increase (decrease) in net assets from contract transactions	(16,821)	(12,597)	(3,974)	(6,370)	(1,912)	(23,596)

Total increase (decrease) in net assets	470	(43,069)	(2,996)	(9,132)	12	(30,575)

Net Assets:
Beginning of period	148,964	192,033	45,582	54,714	49,703	80,278

End of period	$149,434	$148,964	$42,586	$45,582	$49,715	$49,703

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP - Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

During	2023, the following underlying funds were renamed:

Old Name	New Name

Allspring VT Discovery Fund	Allspring - VT Discovery SMID Cap Growth Class 2

VIP Financial Services Initial Class	VIP - Financials Initial Class

VIP Financial Services Investor Class	VIP - Financials Investor Class

During	2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP - Freedom 2035 Initial Class	VIP - Investor Freedom 2035 Investor Class

VIP - Freedom 2040 Initial Class	VIP - Investor Freedom 2040 Investor Class

VIP - Freedom 2045 Initial Class	VIP - Investor Freedom 2045 Investor Class

VIP - Freedom 2050 Initial Class	VIP - Investor Freedom 2050 Investor Class

VIP - FundsManager 30% Investor Class	VIP - FundsManager 40% Investor Class

As of December 31, 2023, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $64,335,631 and 1,065,431 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

52	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2023 or 2022. The Account had no Level 3 activity during 2023 or 2022.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2023 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2021 were .045% to .780% depending on the fund.

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2023:

	Purchases (000s)	Sales (000s)

VIP - Government Money Market Initial Class	$93,885	$125,342

VIP - Government Money Market Investor Class	971,373	554,252

VIP - High Income Initial Class	4,925	8,244

VIP - High Income Investor Class	73,445	81,827

VIP - Equity Income Initial Class	19,817	40,591

VIP - Equity Income Investor Class	83,025	69,176

VIP - Growth Initial Class	35,251	50,742

VIP - Growth Investor Class	161,808	55,128

VIP - Overseas Initial Class	1,894	7,019

VIP - Overseas Investor Class	24,180	27,667

VIP - Investment Grade Bond Initial Class	6,709	16,579

VIP - Investment Grade Bond Investor Class	83,489	91,628

VIP - Asset Manager Initial Class	6,094	20,040

VIP - Asset Manager Investor Class	9,435	23,336

VIP - Index 500	413,780	231,853

VIP - Asset Manager Growth Initial Class	1,826	8,170

VIP - Asset Manager Growth Investor Class	13,694	19,437

VIP - Contrafund Initial Class	43,305	91,384

VIP - Contrafund Investor Class	159,383	150,468

VIP - Balanced Initial Class	13,214	20,777

VIP - Balanced Investor Class	287,776	303,679

VIP - Dynamic Capital Appreciation Initial Class	2,838	3,224

VIP - Dynamic Cap App Investor Class	24,494	16,865

VIP - Growth & Income Initial Class	9,226	13,809

VIP - Growth & Income Investor Class	61,162	49,569

VIP - Growth Opportunities Initial Class	6,885	17,443

VIP - Growth Opportunities Investor Class	71,682	84,734

VIP - Mid Cap Initial Class	10,025	32,134

VIP - Mid Cap Investor Class	44,112	89,395

VIP - Value Strategies Initial Class	5,707	10,832

VIP - Value Strategies Investor Class	37,290	53,309

VIP - Utilities Initial Class	3,179	11,784

VIP - Utilities Investor Class	32,472	78,751

VIP - Technology Initial Class	75,110	36,859

VIP - Technology Investor Class	313,201	102,768

VIP - Energy Initial Class	25,089	68,727

VIP - Energy Investor Class	54,318	186,342

VIP - Health Care Initial Class	1,800	20,855

VIP - Heath Care Investor Class	24,160	124,576

VIP - Financials Initial Class (8)	4,775	10,783

VIP - Financials Investor Class (8)	39,291	64,949

VIP - Industrials Initial Class	2,179	4,302

VIP - Industrials Investor Class	22,620	22,054

VIP - Consumer Discretionary Initial Class	4,487	5,056

VIP - Consumer Discretionary Investor Class	47,076	39,893

VIP - Real Estate Initial Class	2,045	3,903

VIP - Real Estate Investor Class	19,832	27,799

VIP - Strategic Income Initial Class	3,897	8,548

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Strategic Income Investor Class	$59,197	$107,817

VIP - International Capital Appreciation Initial Class	2,947	2,524

VIP - International Capital Appreciation Investor Class	33,728	41,079

VIP - Value Initial Class	3,671	7,913

VIP - Value Investor Class	35,674	61,654

VIP - Freedom Income Initial Class	890	1,246

VIP - Freedom Income Investor Class	6,127	17,463

VIP - Freedom 2005 Initial Class	372	2,224

VIP - Investor Freedom 2005 Investor Class	1,135	4,834

VIP - Freedom 2010 Initial Class	885	2,179

VIP - Investor Freedom 2010 Investor Class	3,277	11,549

VIP - Freedom 2015 Initial Class	962	2,928

VIP - Investor Freedom 2015 Investor Class	5,722	19,583

VIP - Freedom 2020 Initial Class	1,174	2,828

VIP - Investor Freedom 2020 Investor Class	11,261	26,615

VIP - Freedom 2025 Initial Class	2,171	3,889

VIP - Investor Freedom 2025 Investor Class	10,514	38,954

VIP - Freedom 2030 Initial Class	2,570	4,441

VIP - Investor Freedom 2030 Investor Class	24,430	51,063

VIP - Freedom 2035 Initial Class (9)	83	—

VIP - Investor Freedom 2035 Investor Class (9)	6,931	2,142

VIP - Freedom 2040 Initial Class (9)	71	—

VIP - Investor Freedom 2040 Investor Class (9)	5,206	46

VIP - Freedom 2045 Initial Class (9)	2	—

VIP - Investor Freedom 2045 Investor Class (9)	1,636	101

VIP - Freedom 2050 Initial Class (9)	41	27

VIP - Investor Freedom 2050 Investor Class (9)	1,681	5

VIP - Freedom Lifetime Income I	431	1,060

VIP - Freedom Lifetime Income II	960	2,319

VIP - Freedom Lifetime Income III	863	2,456

VIP - Disciplined Small Cap Initial Class	3,779	4,272

VIP - Disciplined Small Cap Investor Class	43,256	42,536

VIP - Funds Manager 20% Investor Class	45,924	138,787

VIP - FundsManager 30% Investor Class (9)	5,396	381

VIP - FundsManager 40% Investor Class (9)	11,936	415

VIP - Funds Manager 50% Investor Class	76,031	180,970

VIP - Funds Manager 60% Investor Class	103,494	197,907

VIP - Funds Manager 70% Investor Class	111,384	135,764

VIP - Funds Manager 85% Investor Class	67,535	55,394

VIP - Consumer Staples Initial Class	2,621	7,654

VIP - Consumer Staples Investor Class	30,628	55,362

VIP - Materials Initial Class	1,495	4,535

VIP - Materials Investor Class	15,123	30,145

VIP - Communication Services Initial Class	10,352	3,036

VIP - Communication Services Investor Class	76,596	25,403

VIP - Emerging Markets Initial Class	2,854	3,562

VIP - Emerging Markets Investor Class	21,526	28,146

VIP - Floating Rate High Income Initial Class	8,224	2,738

VIP - Floating Rate High Income Investor Class	93,782	53,327

VIP - Bond Index Initial Class	109,152	49,526

VIP - Total Market Index Initial Class	125,622	63,304

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Extended Market Index Initial Class	$26,962	$30,911

VIP - International Index Initial Class	51,879	23,808

VIF - Emerging Markets Equity Class I	3,832	7,408

VIF - Emerging Markets Debt Class I	13,725	13,810

VIF - Global Strategist Class II	2,237	3,584

Invesco - V.I. global Core Equity Series I	2,940	3,683

Allspring - VT Discovery SMID Cap Growth Class 2 (7)(8)	58	3,425

Allspring - VT Opportunity Class 2 (7)(8)	1,743	1,572

Lazard - Retirement Emerging Markets Portfolio – Investor	7,120	8,482

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	10,791	41,780

PVIT - Low Duration Portfolio – Administrative	35,595	78,880

PVIT - Real Return Portfolio – Administrative	13,538	39,143

PVIT - Total Return Portfolio – Administrative	34,792	58,266

BlackRock - Global Allocation V.I. Fund – Class I	7,528	21,661

FTVIP - Templeton Global Bond Fund – Class 2	4,279	8,343

FTVIP - Franklin U.S. Government Securities Fund – Class 2	15,736	16,450

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2023:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Government Money Market Initial Class	234,136	$234,136	$1.00

VIP - Government Money Market Investor Class	2,742,530	2,742,530	1.00

VIP - High Income Initial Class	11,490	142,328	4.60

VIP - High Income Investor Class	64,641	381,660	4.56

VIP - Equity Income Initial Class	14,951	380,823	24.85

VIP - Equity Income Investor Class	22,069	557,506	24.65

VIP - Growth Initial Class	7,195	537,615	93.10

VIP - Growth Investor Class	10,188	879,552	92.30

VIP - Overseas Initial Class	2,538	66,533	25.82

VIP - Overseas Investor Class	8,682	217,219	25.71

VIP - Investment Grade Bond Initial Class	10,346	141,347	11.17

VIP - Investment Grade Bond Investor Class	61,176	821,397	11.11

VIP - Asset Manager Initial Class	10,283	175,161	15.64

VIP - Asset Manager Investor Class	13,239	221,470	15.51

VIP - Index 500 Initial Class	11,209	3,461,552	461.79

VIP - Asset Manager Growth Initial Class	2,765	51,830	21.41

VIP - Asset Manager Growth Investor Class	5,977	123,549	21.24

VIP - Contrafund Initial Class	21,834	805,901	48.63

VIP - Contrafund Investor Class	42,655	1,728,289	48.20

VIP - Balanced Initial Class	7,996	156,021	22.32

VIP - Balanced Investor Class	164,636	3,208,363	22.06

VIP - Dynamic Capital Appreciation Initial Class	1,339	20,269	16.77

VIP - Dynamic Capital Appreciation Investor Class	10,324	161,179	16.71

VIP - Growth & Income Initial Class	4,675	100,354	27.04

VIP - Growth & Income Investor Class	12,732	309,156	26.87

VIP - Growth Opportunities Initial Class	2,820	170,646	59.76

VIP - Growth Opportunities Investor Class	15,341	972,574	59.07

VIP - Mid Cap Initial Class	7,089	257,140	36.44

VIP - Mid Cap Investor Class	16,180	607,545	36.10

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Value Strategies Initial Class	2,625	$42,490	$16.55

VIP - Value Strategies Investor Class	12,006	197,212	16.38

VIP - Utilities Initial Class	1,171	24,488	20.23

VIP - Utilities Investor Class	7,899	164,368	20.07

VIP - Technology Initial Class	8,199	225,076	32.11

VIP - Technology Investor Class	49,604	1,308,041	31.46

VIP - Energy Initial Class	1,802	50,482	24.73

VIP - Energy Investor Class	9,752	251,749	24.67

VIP - Health Care Initial Class	2,747	90,501	34.27

VIP - Heath Care Investor Class	19,986	659,189	33.85

VIP - Financials Initial Class (8)	1,434	22,866	15.02

VIP - Financials Investor Class (8)	10,734	168,767	14.92

VIP - Industrials Initial Class	1,154	25,699	22.40

VIP - Industrials Investor Class	6,243	139,726	22.15

VIP - Consumer Discretionary Initial Class	610	19,421	33.40

VIP - Consumer Discretionary Investor Class	6,273	200,019	33.22

VIP - Real Estate Initial Class	1,137	28,180	17.25

VIP - Real Estate Investor Class	8,025	174,569	17.13

VIP - Strategic Income Initial Class	3,949	46,783	10.48

VIP - Strategic Income Investor Class	69,770	821,347	10.44

VIP - International Capital Appreciation Initial Class	827	16,651	21.20

VIP - International Capital Appreciation Investor Class	14,689	291,151	21.00

VIP - Value Initial Class	1,421	26,170	19.11

VIP - Value Investor Class	14,116	258,039	19.06

VIP - Freedom Income Initial Class	812	9,621	10.97

VIP - Freedom Income Investor Class	5,580	67,774	10.85

VIP - Freedom 2005 Initial Class	442	5,563	11.40

VIP - Investor Freedom 2005 Investor Class	1,538	19,089	10.79

VIP - Freedom 2010 Initial Class	583	7,727	11.33

VIP - Investor Freedom 2010 Investor Class	4,405	57,216	11.85

VIP - Freedom 2015 Initial Class	1,280	16,827	11.49

VIP - Investor Freedom 2015 Investor Class	6,890	88,438	11.84

VIP - Freedom 2020 Initial Class	1,345	18,726	12.50

VIP - Investor Freedom 2020 Investor Class	14,006	184,957	12.40

VIP - Freedom 2025 Initial Class	1,251	19,600	15.17

VIP - Investor Freedom 2025 Investor Class	14,909	215,209	13.99

VIP - Freedom 2030 Initial Class	1,412	21,594	15.36

VIP - Investor Freedom 2030 Investor Class	23,012	331,613	14.31

VIP - Freedom 2035 Initial Class (9)	3	83	25.99

VIP - Investor Freedom 2035 Investor Class (9)	471	4,803	10.69

VIP - Freedom 2040 Initial Class (9)	3	71	24.91

VIP - Investor Freedom 2040 Investor Class (9)	503	5,160	10.86

VIP - Freedom 2045 Initial Class (9)	—	2	25.21

VIP - Investor Freedom 2045 Investor Class (9)	148	1,538	10.91

VIP - Freedom 2050 Initial Class (9)	1	14	22.77

VIP - Investor Freedom 2050 Investor Class (9)	162	1,676	10.92

VIP - Freedom Lifetime Income I Initial Class	766	8,603	10.26

VIP - Freedom Lifetime Income II Initial Class	2,181	26,720	11.67

VIP - Freedom Lifetime Income III Initial Class	2,071	26,185	12.72

VIP - Disciplined Small Cap Initial Class	1,363	24,760	16.30

VIP - Disciplined Small Cap Investor Class	17,844	309,003	16.20

VIP - Funds Manager 20% Investor Class	64,623	744,497	10.46

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Funds Manager 30% Investor Class (9)	504	$5,006	$10.27

VIP - Funds Manager 40% Investor Class (9)	1,146	11,543	10.41

VIP - Funds Manager 50% Investor Class	146,881	1,829,435	11.37

VIP - Funds Manager 60% Investor Class	205,170	2,291,372	9.70

VIP - Funds Manager 70% Investor Class	151,913	1,932,048	12.18

VIP - Funds Manager 85% Investor Class	56,057	722,572	12.17

VIP - Consumer Staples Initial Class	856	17,051	19.40

VIP - Consumer Staples Investor Class	11,360	222,678	19.29

VIP - Materials Initial Class	642	11,511	17.20

VIP - Materials Investor Class	3,681	65,933	17.20

VIP - Communication Services Initial Class	1,109	18,803	17.88

VIP - Communication Services Investor Class	8,990	151,376	17.69

VIP - Emerging Markets Initial Class	803	11,332	10.58

VIP - Emerging Markets Investor Class	10,219	142,636	10.53

VIP - Floating Rate High Income Initial Class	1,438	14,433	9.85

VIP - Floating Rate High Income Investor Class	26,153	262,978	9.85

VIP - Bond Index Initial Class	45,038	489,650	9.67

VIP - Total Market Index Initial Class	36,812	556,706	17.26

VIP - Extended Market Index Initial Class	10,183	139,408	12.94

VIP - International Index Initial Class	26,718	282,025	10.61

VIF - Emerging Markets Equity Class I	2,966	67,057	12.90

VIF - Emerging Markets Debt Class I	12,337	112,442	5.50

VIF - Global Strategist Class II	2,622	34,043	8.57

Invesco - V.I. Global Core Equity Series I	2,520	26,458	9.67

Allspring - VT Discovery SMID Cap Growth Class 2 (7)(8)	1,088	32,946	20.46

Allspring - VT Opportunity Class 2 (7)(8)	833	22,903	25.99

Lazard - Retirement Emerging Markets Portfolio – Investor	3,193	80,776	20.59

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	5,882	63,757	5.35

PVIT - Low Duration Portfolio – Administrative	28,373	303,287	9.60

PVIT - Real Return Portfolio – Administrative	13,663	199,058	11.57

PVIT - Total Return Portfolio – Administrative	40,360	466,941	9.18

BlackRock - Global Allocation V.I. Fund – Class I	9,224	167,377	16.20

FTVIP - Templeton Global Bond Fund – Class 2	3,317	65,672	12.84

FTVIP - Franklin U.S. Government Securities Fund – Class 2	4,799	61,856	10.36

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Government Money Market Initial Class

Units Issued	6,593	10,436	151	383	—	—	—	—

Units Redeemed	(8,446)	(8,125)	(227)	(385)	—	—	—	—

Net Increase (Decrease)	(1,853)	2,311	(76)	(2)	—	—	—	—

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Government Money Market Investor Class

Units Issued	—	—	—	—	241,589	296,844	15	52

Units Redeemed	—	—	—	—	(215,064)	(246,516)	(2)	(44)

Net Increase (Decrease)	—	—	—	—	26,525	50,328	13	8

VIP - High Income Initial Class

Units Issued	46	27	—	2	—	—	—	—

Units Redeemed	(121)	(130)	(28)	(45)	—	—	—	—

Net Increase (Decrease)	(75)	(103)	(28)	(43)	—	—	—	—

VIP - High Income Investor Class

Units Issued	—	—	—	—	3,678	4,629	—	—

Units Redeemed	—	—	—	—	(4,938)	(6,859)	—	—

Net Increase (Decrease)	—	—	—	—	(1,260)	(2,230)	—	—

VIP - Equity-Income Initial Class

Units Issued	32	58	3	3	—	—	—	—

Units Redeemed	(209)	(217)	(34)	(41)	—	—	—	—

Net Increase (Decrease)	(177)	(159)	(31)	(38)	—	—	—	—

VIP - Equity-Income Investor Class

Units Issued	—	—	—	—	2,581	3,473	—	—

Units Redeemed	—	—	—	—	(2,874)	(2,716)	—	—

Net Increase (Decrease)	—	—	—	—	(293)	757	—	—

VIP - Growth Initial Class

Units Issued	52	34	6	2	—	—	—	—

Units Redeemed	(167)	(179)	(22)	(25)	—	—	—	—

Net Increase (Decrease)	(115)	(145)	(16)	(23)	—	—	—	—

VIP - Growth Investor Class

Units Issued	—	—	—	—	2,793	1,796	—	—

Units Redeemed	—	—	—	—	(1,671)	(2,243)	—	—

Net Increase (Decrease)	—	—	—	—	1,122	(447)	—	—

VIP - Overseas Initial Class

Units Issued	22	24	7	2	—	—	—	—

Units Redeemed	(95)	(111)	(17)	(13)	—	—	—	—

Net Increase (Decrease)	(73)	(87)	(10)	(11)	—	—	—	—

VIP - Overseas, Investor Class

Units Issued	—	—	—	—	1,343	988	—	—

Units Redeemed	—	—	—	—	(1,578)	(1,439)	—	—

Net Increase (Decrease)	—	—	—	—	(235)	(451)	—	—

VIP - Investment Grade Bond Initial Class

Units Issued	182	139	4	16	—	—	—	—

Units Redeemed	(381)	(594)	(81)	(79)	—	—	—	—

Net Increase (Decrease)	(199)	(455)	(77)	(63)	—	—	—	—

VIP - Investment Grade Bond Investor Class

Units Issued	—	—	—	—	8,416	5,750	—	—

Units Redeemed	—	—	—	—	(9,973)	(13,171)	—	—

Net Increase (Decrease)	—	—	—	—	(1,557)	(7,421)	—	—

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Asset Manager Initial Class

Units Issued	16	38	1	—	—	—	—	—

Units Redeemed	(222)	(249)	(41)	(47)	—	—	—	—

Net Increase (Decrease)	(206)	(211)	(40)	(47)	—	—	—	—

VIP - Asset Manager Investor Class

Units Issued	—	—	—	—	163	461	—	—

Units Redeemed	—	—	—	—	(1,013)	(1,169)	—	—

Net Increase (Decrease)	—	—	—	—	(850)	(708)	—	—

VIP - Index 500 Initial Class

Units Issued	236	295	10	11	12,254	13,615	—	—

Units Redeemed	(445)	(603)	(62)	(69)	(9,864)	(12,340)	—	—

Net Increase (Decrease)	(209)	(308)	(52)	(58)	2,390	1,275	—	—

VIP - Asset Manager: Growth Initial Class

Units Issued	17	22	1	—	—	—	—	—

Units Redeemed	(126)	(84)	(19)	(27)	—	—	—	—

Net Increase (Decrease)	(109)	(62)	(18)	(27)	—	—	—	—

VIP - Asset Manager: Growth Investor Class

Units Issued	—	—	—	—	483	297	—	—

Units Redeemed	—	—	—	—	(756)	(329)	—	—

Net Increase (Decrease)	—	—	—	—	(273)	(32)	—	—

VIP - Contrafund Initial Class

Units Issued	115	86	6	4	—	—	—	—

Units Redeemed	(542)	(565)	(76)	(92)	—	—	—	—

Net Increase (Decrease)	(427)	(479)	(70)	(88)	—	—	—	—

VIP - Contrafund Investor Class

Units Issued	—	—	—	—	3,605	2,774	—	—

Units Redeemed	—	—	—	—	(5,007)	(5,293)	—	—

Net Increase (Decrease)	—	—	—	—	(1,402)	(2,519)	—	—

VIP - Balanced Initial Class

Units Issued	124	114	19	6	—	—	—	—

Units Redeemed	(359)	(402)	(84)	(109)	—	—	—	—

Net Increase (Decrease)	(235)	(288)	(65)	(103)	—	—	—	—

VIP - Balanced Investor Class

Units Issued	—	—	—	—	6,451	6,315	—	—

Units Redeemed	—	—	—	—	(8,946)	(9,978)	—	—

Net Increase (Decrease)	—	—	—	—	(2,495)	(3,663)	—	—

VIP - Dynamic Capital Appreciation Initial Class

Units Issued	33	25	2	—	—	—	—	—

Units Redeemed	(49)	(72)	(10)	(10)	—	—	—	—

Net Increase (Decrease)	(16)	(47)	(8)	(10)	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class

Units Issued	—	—	—	—	404	258	—	—

Units Redeemed	—	—	—	—	(401)	(559)	—	—

Net Increase (Decrease)	—	—	—	—	3	(301)	—	—

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Growth & Income Initial Class

Units Issued	73	129	7	20	—	—	—	—

Units Redeemed	(190)	(241)	(50)	(58)	—	—	—	—

Net Increase (Decrease)	(117)	(112)	(43)	(38)	—	—	—	—

VIP - Growth & Income Investor Class

Units Issued	—	—	—	—	1,594	2,708	—	—

Units Redeemed	—	—	—	—	(1,709)	(1,767)	—	—

Net Increase (Decrease)	—	—	—	—	(115)	941	—	—

VIP - Growth Opportunities Initial Class

Units Issued	142	81	21	5	—	—	—	—

Units Redeemed	(244)	(477)	(48)	(71)	—	—	—	—

Net Increase (Decrease)	(102)	(396)	(27)	(66)	—	—	—	—

VIP - Growth Opportunities Investor Class

Units Issued	—	—	—	—	1,998	1,293	—	—

Units Redeemed	—	—	—	—	(2,187)	(3,778)	—	—

Net Increase (Decrease)	—	—	—	—	(189)	(2,485)	—	—

VIP - Mid Cap Initial Class

Units Issued	54	82	2	11	—	—	—	—

Units Redeemed	(395)	(315)	(89)	(86)	—	—	—	—

Net Increase (Decrease)	(341)	(233)	(87)	(75)	—	—	—	—

VIP - Mid Cap Investor Class

Units Issued	—	—	—	—	1,408	1,945	—	—

Units Redeemed	—	—	—	—	(3,185)	(1,656)	—	—

Net Increase (Decrease)	—	—	—	—	(1,777)	289	—	—

VIP - Value Strategies Initial Class

Units Issued	89	192	21	27	—	—	—	—

Units Redeemed	(222)	(344)	(48)	(64)	—	—	—	—

Net Increase (Decrease)	(133)	(152)	(27)	(37)	—	—	—	—

VIP - Value Strategies Investor Class

Units Issued	—	—	—	—	1,168	2,449	—	—

Units Redeemed	—	—	—	—	(1,855)	(3,275)	—	—

Net Increase (Decrease)	—	—	—	—	(687)	(826)	—	—

VIP - Utilities Initial Class

Units Issued	64	420	4	66	—	—	—	—

Units Redeemed	(270)	(269)	(47)	(37)	—	—	—	—

Net Increase (Decrease)	(206)	151	(43)	29	—	—	—	—

VIP - Utilities Investor Class

Units Issued	—	—	—	—	1,066	3,781	—	—

Units Redeemed	—	—	—	—	(2,510)	(2,379)	—	—

Net Increase (Decrease)	—	—	—	—	(1,444)	1,402	—	—

VIP - Technology Initial Class

Units Issued	856	222	51	9	—	—	—	—

Units Redeemed	(500)	(758)	(45)	(81)	—	—	—	—

Net Increase (Decrease)	356	(536)	6	(72)	—	—	—	—

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Technology Investor Class

Units Issued	—	—	—	—	4,365	2,435	—	—

Units Redeemed	—	—	—	—	(2,495)	(4,350)	—	—

Net Increase (Decrease)	—	—	—	—	1,870	(1,915)	—	—

VIP - Energy Initial Class

Units Issued	742	3,193	37	258	—	—	—	—

Units Redeemed	(1,941)	(1,998)	(160)	(148)	—	—	—	—

Net Increase (Decrease)	(1,199)	1,195	(123)	110	—	—	—	—

VIP - Energy Investor Class

Units Issued	—	—	—	—	4,465	22,829	—	—

Units Redeemed	—	—	—	—	(11,483)	(15,990)	—	—

Net Increase (Decrease)	—	—	—	—	(7,018)	6,839	—	—

VIP - Health Care Initial Class

Units Issued	60	157	2	14	—	—	—	—

Units Redeemed	(288)	(359)	(39)	(42)	—	—	—	—

Net Increase (Decrease)	(228)	(202)	(37)	(28)	—	—	—	—

VIP - Health Care Investor Class

Units Issued	—	—	—	—	873	1,489	—	—

Units Redeemed	—	—	—	—	(2,434)	(2,018)	—	—

Net Increase (Decrease)	—	—	—	—	(1,561)	(529)	—	—

VIP - Financials Initial Class

Units Issued	137	475	34	160	—	—	—	—

Units Redeemed	(425)	(594)	(96)	(149)	—	—	—	—

Net Increase (Decrease)	(288)	(119)	(62)	11	—	—	—	—

VIP - Financials Investor Class

Units Issued	—	—	—	—	1,518	3,357	—	—

Units Redeemed	—	—	—	—	(3,023)	(4,198)	—	—

Net Increase (Decrease)	—	—	—	—	(1,505)	(841)	—	—

VIP - Industrials Initial Class

Units Issued	36	27	3	4	—	—	—	—

Units Redeemed	(58)	(59)	(15)	(10)	—	—	—	—

Net Increase (Decrease)	(22)	(32)	(12)	(6)	—	—	—	—

VIP - Industrials Investor Class

Units Issued	—	—	—	—	705	510	—	—

Units Redeemed	—	—	—	—	(713)	(584)	—	—

Net Increase (Decrease)	—	—	—	—	(8)	(74)	—	—

VIP - Consumer Discretionary Initial Class

Units Issued	90	35	23	4	—	—	—	—

Units Redeemed	(98)	(126)	(26)	(17)	—	—	—	—

Net Increase (Decrease)	(8)	(91)	(3)	(13)	—	—	—	—

VIP - Consumer Discretionary Investor Class

Units Issued	—	—	—	—	1,309	687	—	—

Units Redeemed	—	—	—	—	(1,184)	(1,477)	—	—

Net Increase (Decrease)	—	—	—	—	125	(790)	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Real Estate Initial Class

Units Issued	36	52	1	25	—	—	—	—

Units Redeemed	(108)	(139)	(10)	(42)	—	—	—	—

Net Increase (Decrease)	(72)	(87)	(9)	(17)	—	—	—	—

VIP - Real Estate Investor Class

Units Issued	—	—	—	—	708	1,120	—	—

Units Redeemed	—	—	—	—	(1,409)	(1,915)	—	—

Net Increase (Decrease)	—	—	—	—	(701)	(795)	—	—

VIP - Strategic Income Initial Class

Units Issued	169	147	1	9	—	—	—	—

Units Redeemed	(414)	(362)	(42)	(50)	—	—	—	—

Net Increase (Decrease)	(245)	(215)	(41)	(41)	—	—	—	—

VIP - Strategic Income Investor Class

Units Issued	—	—	—	—	3,149	4,188	—	—

Units Redeemed	—	—	—	—	(7,600)	(8,198)	—	—

Net Increase (Decrease)	—	—	—	—	(4,451)	(4,010)	—	—

VIP - International Capital Appreciation Initial Class

Units Issued	113	19	18	3	—	—	—	—

Units Redeemed	(89)	(138)	(25)	(14)	—	—	—	—

Net Increase (Decrease)	24	(119)	(7)	(11)	—	—	—	—

VIP - International Capital Appreciation Investor Class

Units Issued	—	—	—	—	1,730	765	—	—

Units Redeemed	—	—	—	—	(1,987)	(2,106)	—	—

Net Increase (Decrease)	—	—	—	—	(257)	(1,341)	—	—

VIP - Value Initial Class

Units Issued	92	334	4	36	—	—	—	—

Units Redeemed	(230)	(265)	(21)	(31)	—	—	—	—

Net Increase (Decrease)	(138)	69	(17)	5	—	—	—	—

VIP - Value Investor Class

Units Issued	—	—	—	—	1,112	3,705	—	—

Units Redeemed	—	—	—	—	(2,084)	(2,291)	—	—

Net Increase (Decrease)	—	—	—	—	(972)	1,414	—	—

VIP - Freedom Income Initial Class

Units Issued	33	31	—	—	—	—	—	—

Units Redeemed	(73)	(85)	—	—	—	—	—	—

Net Increase (Decrease)	(40)	(54)	—	—	—	—	—	—

VIP - Investor Freedom Income Investor Class

Units Issued	—	—	—	—	227	238	—	—

Units Redeemed	—	—	—	—	(1,062)	(1,151)	—	—

Net Increase (Decrease)	—	—	—	—	(835)	(913)	—	—

VIP - Freedom 2005 Initial Class

Units Issued	9	1	—	—	—	—	—	—

Units Redeemed	(116)	(51)	—	—	—	—	—	—

Net Increase (Decrease)	(107)	(50)	—	—	—	—	—	—

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Investor Freedom 2005 Investor Class

Units Issued	—	—	—	—	19	51	—	—

Units Redeemed	—	—	—	—	(248)	(292)	—	—

Net Increase (Decrease)	—	—	—	—	(229)	(241)	—	—

VIP - Freedom 2010 Initial Class

Units Issued	3	10	—	—	—	—	—	—

Units Redeemed	(98)	(55)	—	—	—	—	—	—

Net Increase (Decrease)	(95)	(45)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class

Units Issued	—	—	—	—	40	118	—	—

Units Redeemed	—	—	—	—	(493)	(609)	—	—

Net Increase (Decrease)	—	—	—	—	(453)	(491)	—	—

VIP - Freedom 2015 Initial Class

Units Issued	4	11	—	—	—	—	—	—

Units Redeemed	(120)	(195)	—	—	—	—	—	—

Net Increase (Decrease)	(116)	(184)	—	—	—	—	—	—

VIP - Investor Freedom 2015 Investor Class

Units Issued	—	—	—	—	131	443	—	—

Units Redeemed	—	—	—	—	(817)	(732)	—	—

Net Increase (Decrease)	—	—	—	—	(686)	(289)	—	—

VIP - Freedom 2020 Initial Class

Units Issued	24	19	—	—	—	—	—	—

Units Redeemed	(113)	(174)	—	—	—	—	—	—

Net Increase (Decrease)	(89)	(155)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class

Units Issued	—	—	—	—	279	227	—	—

Units Redeemed	—	—	—	—	(1,087)	(1,044)	—	—

Net Increase (Decrease)	—	—	—	—	(808)	(817)	—	—

VIP - Freedom 2025 Initial Class

Units Issued	62	20	—	—	—	—	—	—

Units Redeemed	(142)	(114)	—	—	—	—	—	—

Net Increase (Decrease)	(80)	(94)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class

Units Issued	—	—	—	—	253	345	—	—

Units Redeemed	—	—	—	—	(1,481)	(1,363)	—	—

Net Increase (Decrease)	—	—	—	—	(1,228)	(1,018)	—	—

VIP - Freedom 2030 Initial Class

Units Issued	75	43	—	—	—	—	—	—

Units Redeemed	(154)	(73)	—	—	—	—	—	—

Net Increase (Decrease)	(79)	(30)	—	—	—	—	—	—

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Investor Freedom 2030 Investor Class

Units Issued	—	—	—	—	770	973	—	—

Units Redeemed	—	—	—	—	(1,917)	(1,148)	—	—

Net Increase (Decrease)	—	—	—	—	(1,147)	(175)	—	—

VIP - Freedom 2035 Initial Class

Units Issued	8	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	8	—	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class

Units Issued	—	—	—	—	462	—	—	—

Units Redeemed	—	—	—	—	1	—	—	—

Net Increase (Decrease)	—	—	—	—	463	—	—	—

VIP - Freedom 2040 Initial Class

Units Issued	7	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	7	—	—	—	—	—	—	—

VIP - Investor Freedom 2040 Investor Class

Units Issued	—	—	—	—	496	—	—	—

Units Redeemed	—	—	—	—	1	—	—	—

Net Increase (Decrease)	—	—	—	—	497	—	—	—

VIP - Freedom 2045 Initial Class

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class

Units Issued	—	—	—	—	147	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	147	—	—	—

VIP - Freedom 2050 Initial Class

Units Issued	1	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	1	—	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class

Units Issued	—	—	—	—	161	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	161	—	—	—

VIP - Freedom Lifetime Income I

Units Issued	—	—	—	—	—	—	3	—

Units Redeemed	—	—	—	—	—	—	(52)	(50)

Net Increase (Decrease)	—	—	—	—	—	—	(49)	(50)

66	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Freedom Lifetime Income II

Units Issued	—	—	—	—	—	—	—	12

Units Redeemed	—	—	—	—	—	—	(100)	(114)

Net Increase (Decrease)	—	—	—	—	—	—	(100)	(102)

VIP - Freedom Lifetime Income III

Units Issued	—	—	—	—	—	—	—	8

Units Redeemed	—	—	—	—	—	—	(86)	(100)

Net Increase (Decrease)	—	—	—	—	—	—	(86)	(92)

VIP - Disciplined Small Cap Initial Class

Units Issued	159	—	18	—	—	—	—	—

Units Redeemed	(179)	—	(26)	—	—	—	—	—

Net Increase (Decrease)	(20)		(8)		—	—	—	—

VIP - Disciplined Small CapInvestor Class

Units Issued	—	—	—	—	1,862	860	—	—

Units Redeemed	—	—	—	—	(1,962)	(1,613)	—	—

Net Increase (Decrease)	—	—	—	—	(100)	(753)	—	—

VIP - FundsManager 20% Investor Class

Units Issued	121	319	—	41	1,988	4,581	—	67

Units Redeemed	(500)	(502)	(88)	(94)	(8,413)	(9,491)	(137)	(55)

Net Increase (Decrease)	(379)	(183)	(88)	(53)	(6,425)	(4,910)	(137)	12

VIP - FundsManager 30% Investor Class

Units Issued	—	—	—	—	492	—	—	—

Units Redeemed	—	—	1	—	—	—	—	—

Net Increase (Decrease)	—	—	1	—	492	—	—	—

VIP - FundsManager 40% Investor Class

Units Issued	116	—	—	—	1,011	—	—	—

Units Redeemed	—	—	—	—	1	—	—	—

Net Increase (Decrease)	116	—	—	—	1,012	—	—	—

VIP - FundsManager 50% Investor Class

Units Issued	135	144	8	—	2,962	5,188	14	29

Units Redeemed	(516)	(599)	(184)	(247)	(8,435)	(7,600)	(409)	(422)

Net Increase (Decrease)	(381)	(455)	(176)	(247)	(5,473)	(2,412)	(395)	(393)

VIP - FundsManager 60% Investor Class

Units Issued	90	47	18	—	4,434	5,184	23	17

Units Redeemed	(191)	(161)	(80)	(93)	(6,702)	(6,035)	(475)	(435)

Net Increase (Decrease)	(101)	(114)	(62)	(93)	(2,268)	(851)	(452)	(418)

VIP - FundsManager 70% Investor Class

Units Issued	92	72	5	6	5,160	5,551	54	4

Units Redeemed	(344)	(150)	(116)	(160)	(6,798)	(5,663)	(103)	(117)

Net Increase (Decrease)	(252)	(78)	(111)	(154)	(1,638)	(112)	(49)	(113)

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - FundsManager 85% Investor Class

Units Issued	16	4	—	1	2,408	2,269	11	18

Units Redeemed	(112)	(96)	(75)	(64)	(2,075)	(1,693)	(55)	(99)

Net Increase (Decrease)	(96)	(92)	(75)	(63)	333	576	(44)	(81)

VIP - Consumer Staples Initial Class

Units Issued	67	273	8	27	—	—	—	—

Units Redeemed	(207)	(196)	(26)	(29)	—	—	—	—

Net Increase (Decrease)	(140)	77	(18)	(2)	—	—	—	—

VIP - Consumer Staples Investor Class

Units Issued	—	—	—	—	1,083	2,674	—	—

Units Redeemed	—	—	—	—	(1,947)	(1,895)	—	—

Net Increase (Decrease)	—	—	—	—	(864)	779	—	—

VIP - Materials Initial Class

Units Issued	45	150	13	26	—	—	—	—

Units Redeemed	(153)	(223)	(20)	(65)	—	—	—	—

Net Increase (Decrease)	(108)	(73)	(7)	(39)	—	—	—	—

VIP - Materials Investor Class

Units Issued	—	—	—	—	670	1,389	—	—

Units Redeemed	—	—	—	—	(1,223)	(1,520)	—	—

Net Increase (Decrease)	—	—	—	—	(553)	(131)	—	—

VIP - Communication Services Initial Class

Units Issued	414	21	83	9	—	—	—	—

Units Redeemed	(164)	(163)	(27)	(21)	—	—	—	—

Net Increase (Decrease)	250	(142)	56	(12)	—	—	—	—

VIP - Communication Services Investor Class

Units Issued	—	—	—	—	3,095	407	—	—

Units Redeemed	—	—	—	—	(1,428)	(1,066)	—	—

Net Increase (Decrease)	—	—	—	—	1,667	(659)	—	—

VIP - Emerging Markets Initial Class

Units Issued	217	166	30	2	—	—	—	—

Units Redeemed	(292)	(215)	(35)	(13)	—	—	—	—

Net Increase (Decrease)	(75)	(49)	(5)	(11)	—	—	—	—

VIP - Emerging Markets Investor Class

Units Issued	—	—	—	—	1,809	1,494	—	—

Units Redeemed	—	—	—	—	(2,394)	(1,882)	—	—

Net Increase (Decrease)	—	—	—	—	(585)	(388)	—	—

VIP - Floating Rate High Income Initial Class

Units Issued	600	407	25	19	—	—	—	—

Units Redeemed	(251)	(359)	(17)	(50)	—	—	—	—

Net Increase (Decrease)	349	48	8	(31)	—	—	—	—

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Floating Rate High Income Investor Class

Units Issued	—	—	—	—	7,632	7,245	—	—

Units Redeemed	—	—	—	—	(5,955)	(7,125)	—	—

Net Increase (Decrease)	—	—	—	—	1,677	120	—	—

VIP - Bond Index Initial Class

Units Issued	630	733	14	60	12,569	8,947	—	—

Units Redeemed	(440)	(457)	(32)	(51)	(7,870)	(8,849)	—	—

Net Increase (Decrease)	190	276	(18)	9	4,699	98	—	—

VIP - Total Market Index Initial Class

Units Issued	581	989	35	39	9,568	11,094	—	—

Units Redeemed	(459)	(700)	(33)	(48)	(6,097)	(7,181)	—	—

Net Increase (Decrease)	122	289	2	(9)	3,471	3,913	—	—

VIF - Extended Market Index Initial Class

Units Issued	119	175	6	17	2,515	2,697	—	—

Units Redeemed	(215)	(88)	(21)	(45)	(2,919)	(2,452)	—	—

Net Increase (Decrease)	(96)	87	(15)	(28)	(404)	245	—	—

VIF - International Index Initial Class

Units Issued	171	295	11	3	5,312	4,998	—	—

Units Redeemed	(151)	(117)	(10)	(6)	(3,459)	(2,951)	—	—

Net Increase (Decrease)	20	178	1	(3)	1,853	2,047	—	—

VIF - Emerging Markets Equity Class I

Units Issued	13	18	—	—	210	115	—	—

Units Redeemed	(63)	(74)	(8)	(8)	(433)	(481)	—	—

Net Increase (Decrease)	(50)	(56)	(8)	(8)	(223)	(366)	—	—

VIF - Emerging Markets Debt Class I

Units Issued	58	4	—	—	470	142	—	—

Units Redeemed	(31)	(53)	(2)	(5)	(927)	(745)	—	—

Net Increase (Decrease)	27	(49)	(2)	(5)	(457)	(603)	—	—

VIF - Global Strategist - Class II

Units Issued	1	10	2	—	100	60	—	—

Units Redeemed	(32)	(30)	(10)	(9)	(146)	(134)	—	—

Net Increase (Decrease)	(31)	(20)	(8)	(9)	(46)	(74)	—	—

Invesco - V.I. Global Core Equity Series I

Units Issued	3	4	1	—	137	165	—	—

Units Redeemed	(16)	(38)	(5)	(6)	(162)	(131)	—	—

Net Increase (Decrease)	(13)	(34)	(4)	(6)	(25)	34	—	—

Allspring - VT Discovery SMID Cap Growth Class 2

Units Issued	2	2	—	—	—	—	—	—

Units Redeemed	(46)	(37)	(6)	(6)	—	—	—	—

Net Increase (Decrease)	(44)	(35)	(6)	(6)	—	—	—	—

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
Allspring - VT Opportunity Class 2

Units Issued	—	1	—	—	—	—	—	—

Units Redeemed	(15)	(25)	(4)	(4)	—	—	—	—

Net Increase (Decrease)	(15)	(24)	(4)	(4)	—	—	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	24	13	5	8	294	628	—	—

Units Redeemed	(65)	(56)	(5)	(12)	(552)	(732)	—	—

Net Increase (Decrease)	(41)	(43)	—	(4)	(258)	(104)	—	—

PVIT - Commodity Real Return - Strategy Portfolio - Administrative

Units Issued	—	—	—	289	685	14,575	—	—

Units Redeemed	—	—	(152)	(164)	(5,310)	(10,961)	—	—

Net Increase (Decrease)	—	—	(152)	125	(4,625)	3,614	—	—

PVIT - Low Duration Portfolio - Administrative

Units Issued	157	488	2	3	3,427	4,689	—	—

Units Redeemed	(497)	(749)	(8)	(14)	(7,717)	(7,656)	—	—

Net Increase (Decrease)	(340)	(261)	(6)	(11)	(4,290)	(2,967)	—	—

PVIT - Real Return Portfolio - Administrative

Units Issued	55	126	1	3	761	2,497	—	—

Units Redeemed	(136)	(297)	(7)	(21)	(2,877)	(4,589)	—	—

Net Increase (Decrease)	(81)	(171)	(6)	(18)	(2,116)	(2,092)	—	—

PVIT - Total Return Portfolio - Administrative

Units Issued	290	51	1	—	2,326	1,543	—	—

Units Redeemed	(444)	(246)	(8)	(13)	(4,962)	(5,623)	—	—

Net Increase (Decrease)	(154)	(195)	(7)	(13)	(2,636)	(4,080)	—	—

Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	16	12	2	1	341	510	—	—

Units Redeemed	(40)	(51)	(5)	(7)	(1,308)	(1,216)	—	—

Net Increase (Decrease)	(24)	(39)	(3)	(6)	(967)	(706)	—	—

FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	25	68	2	4	506	469	—	—

Units Redeemed	(51)	(76)	(5)	(9)	(899)	(1,102)	—	—

Net Increase (Decrease)	(26)	(8)	(3)	(5)	(393)	(633)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2

Units Issued	127	92	2	3	1,723	1,735	—	—

Units Redeemed	(160)	(342)	(3)	(22)	(1,896)	(3,730)	—	—

Net Increase (Decrease)	(33)	(250)	(1)	(19)	(173)	(1,995)	—	—

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income

(in thousands)	2023	2022
VIP - Government Money Market Investor Class

Units Issued	3,755	3,216

Units Redeemed	(3,768)	(3,024)

Net Increase (Decrease)	(13)	192

VIP - Balanced Investor Class

Units Issued	63	11

Units Redeemed	(3,339)	(3,732)

Net Increase (Decrease)	(3,276)	(3,721)

VIP - FundsManager 60% Investor Class

Units Issued	6	95

Units Redeemed	(2,861)	(3,189)

Net Increase (Decrease)	(2,855)	(3,094)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Initial Class
2023	10,694	$21.93	$20.87	$234,183	0.80%	1.00%	4.78%	4.05%	3.83%
2022	12,621	$21.08	$20.10	$265,606	0.80%	1.00%	1.52%	0.64%	0.45%
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
VIP - Government Money Market Investor Class
2023	236,066	$11.04	$9.14	$2,742,526	0.10%	1.40%	4.78%	4.78%	3.37%
2022	209,547	$10.54	$9.03	$2,325,405	0.10%	1.40%	1.52%	1.31%	0.16%
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
VIP - High Income Initial Class
2023	874	$61.04	$58.08	$52,869	0.80%	1.00%	5.51%	9.60%	9.38%
2022	977	$55.69	$53.10	$53,866	0.80%	1.00%	4.87%	(12.09%)	(12.26%)
2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
VIP - High Income Investor Class
2023	14,318	$18.22	$28.39	$294,761	0.10%	0.25%	5.58%	10.20%	10.04%
2022	15,578	$16.53	$25.80	$291,924	0.10%	0.25%	5.01%	(11.56%)	(11.69%)
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
VIP - Equity-Income Initial Class
2023	2,059	$181.30	$172.57	$371,409	0.80%	1.00%	1.89%	9.76%	9.58%
2022	2,268	$165.17	$157.48	$372,789	0.80%	1.00%	1.85%	(5.72%)	(5.91%)
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Equity-Income Investor Class
2023	14,414	$39.52	$57.80	$543,997	0.10%	0.25%	1.88%	10.45%	10.28%
2022	14,707	$35.78	$52.41	$502,741	0.10%	0.25%	1.89%	(5.11%)	(5.26%)
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
VIP - Growth Initial Class
2023	1,908	$352.21	$335.14	$669,758	0.80%	1.00%	0.13%	35.15%	34.88%
2022	2,039	$260.60	$248.48	$529,694	0.80%	1.00%	0.62%	(25.06%)	(25.21%)
2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
VIP - Growth Investor Class
2023	12,989	$74.41	$106.29	$940,370	0.10%	0.25%	0.07%	35.99%	35.78%
2022	11,867	$54.72	$78.28	$632,484	0.10%	0.25%	0.53%	(24.59%)	(24.70%)
2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
VIP - Overseas Initial Class
2023	926	$71.05	$67.59	$65,518	0.80%	1.00%	1.02%	19.57%	19.29%
2022	1,008	$59.42	$56.66	$59,715	0.80%	1.00%	1.04%	(25.09%)	(25.24%)
2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
VIP - Overseas, Investor Class
2023	9,047	$24.38	$33.33	$223,226	0.10%	0.25%	0.97%	20.29%	20.10%
2022	9,282	$20.27	$27.75	$190,729	0.10%	0.25%	0.99%	(24.62%)	(24.73%)
2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
VIP - Investment Grade Bond Initial Class
2023	2,576	$45.25	$43.05	$115,587	0.80%	1.00%	2.52%	5.34%	5.13%
2022	2,851	$42.95	$40.95	$121,340	0.80%	1.00%	2.10%	(13.65%)	(13.82%)
2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
VIP - Investment Grade Bond Investor Class
2023	44,022	$13.77	$17.47	$679,669	0.10%	0.25%	2.54%	6.02%	5.82%
2022	45,579	$12.99	$16.51	$665,825	0.10%	0.25%	2.11%	(13.06%)	(13.15%)
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
VIP - Asset Manager Initial Class
2023	2,064	$78.34	$74.57	$160,852	0.80%	1.00%	2.28%	12.04%	11.87%
2022	2,311	$69.92	$66.66	$160,703	0.80%	1.00%	1.99%	(15.61%)	(15.79%)
2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
VIP - Asset Manager Investor Class
2023	8,037	$23.26	$32.46	$205,342	0.10%	0.25%	2.22%	12.80%	12.63%
2022	8,886	$20.62	$28.82	$201,369	0.10%	0.25%	1.99%	(15.10%)	(15.22%)
2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Index 500
2023	87,411	$55.17	$147.86	$5,176,473	0.10%	1.00%	1.50%	26.08%	25.02%
2022	85,283	$43.76	$118.27	$4,041,574	0.10%	1.00%	1.48%	(18.30%)	(19.03%)
2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
VIP - Asset Manager: Growth Initial Class
2023	1,026	$58.11	$55.29	$59,214	0.80%	1.00%	1.76%	15.43%	15.19%
2022	1,154	$50.34	$48.00	$57,709	0.80%	1.00%	1.79%	(17.54%)	(17.70%)
2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
VIP - Asset Manager: Growth Investor Class
2023	4,240	$28.17	$40.56	$126,952	0.10%	0.25%	1.78%	16.13%	15.97%
2022	4,513	$24.26	$34.97	$116,332	0.10%	0.25%	1.79%	(17.01%)	(17.15%)
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
VIP - Contrafund Initial Class
2023	5,742	$185.61	$176.74	$1,061,566	0.80%	1.00%	0.49%	32.39%	32.21%
2022	6,239	$140.20	$133.68	$871,487	0.80%	1.00%	0.50%	(26.90%)	(27.05%)
2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
VIP - Contrafund Investor Class
2023	38,487	$51.54	$77.69	$2,055,964	0.10%	0.25%	0.44%	33.22%	33.03%
2022	39,889	$38.69	$58.40	$1,601,868	0.10%	0.25%	0.43%	(26.45%)	(26.57%)
2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
VIP - Balanced Initial Class
2023	3,201	$56.25	$53.51	$178,589	0.80%	1.00%	1.71%	20.57%	20.30%
2022	3,502	$46.65	$44.48	$162,029	0.80%	1.00%	1.25%	(18.60%)	(18.76%)
2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
VIP - Balanced Investor Class
2023	98,873	$35.74	$47.35	$3,631,880	0.10%	1.40%	1.67%	21.31%	19.72%
2022	104,644	$29.46	$39.55	$3,169,282	0.10%	1.40%	1.19%	(18.12%)	(19.17%)
2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
VIP - Dynamic Capital Appreciation Initial Class
2023	340	$66.55	$63.89	$22,464	0.80%	1.00%	0.36%	28.04%	27.78%
2022	363	$51.98	$50.00	$18,780	0.80%	1.00%	0.30%	(21.50%)	(21.66%)
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
VIP - Dynamic Capital Appreciation Investor Class
2023	2,944	$57.08	$89.56	$172,512	0.10%	0.25%	0.29%	28.80%	28.60%
2022	2,940	$44.32	$69.64	$133,970	0.10%	0.25%	0.24%	(20.97%)	(21.08%)
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income Initial Class
2023	1,829	$69.54	$66.22	$126,488	0.80%	1.00%	1.64%	17.77%	17.62%
2022	1,987	$59.05	$56.30	$116,648	0.80%	1.00%	1.62%	(5.71%)	(5.90%)
2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
VIP - Growth & Income Investor Class
2023	7,118	$49.51	$67.10	$342,117	0.10%	0.25%	1.62%	18.50%	18.32%
2022	7,234	$41.78	$56.71	$293,370	0.10%	0.25%	1.70%	(5.10%)	(5.24%)
2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
VIP - Growth Opportunities Initial Class
2023	1,974	$85.87	$81.70	$168,522	0.80%	1.00%	—	44.51%	44.19%
2022	2,103	$59.42	$56.66	$124,260	0.80%	1.00%	—	(38.64%)	(38.76%)
2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
VIP - Growth Opportunities Investor Class
2023	10,899	$86.62	$141.88	$906,189	0.10%	0.25%	—	45.43%	45.20%
2022	11,088	$59.56	$97.71	$633,823	0.10%	0.25%	—	(38.27%)	(38.36%)
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
VIP - Mid Cap Initial Class
2023	3,587	$72.50	$69.12	$258,327	0.80%	1.00%	0.59%	14.22%	13.98%
2022	4,016	$63.47	$60.64	$253,251	0.80%	1.00%	0.49%	(15.43%)	(15.59%)
2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
VIP - Mid Cap Investor Class
2023	15,090	$34.64	$60.99	$584,105	0.10%	0.25%	0.51%	14.90%	14.72%
2022	16,866	$30.15	$53.16	$567,814	0.10%	0.25%	0.46%	(14.92%)	(15.04%)
2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
VIP - Value Strategies Initial Class
2023	866	$50.52	$48.50	$43,438	0.80%	1.00%	1.11%	19.89%	19.63%
2022	1,025	$42.14	$40.54	$42,935	0.80%	1.00%	1.01%	(7.77%)	(7.94%)
2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
VIP - Value Strategies Investor Class
2023	4,454	$43.96	$89.88	$196,657	0.10%	0.25%	1.05%	20.61%	20.44%
2022	5,141	$36.45	$74.63	$188,676	0.10%	0.25%	0.94%	(7.19%)	(7.33%)
2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities Initial Class
2023	584	$40.75	$38.95	$23,681	0.80%	1.00%	2.08%	-1.83%	-2.01%
2022	833	$41.51	$39.75	$34,384	0.80%	1.00%	1.64%	4.59%	4.36%
2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
VIP - Utilities Investor Class
2023	3,987	$36.18	$44.57	$158,539	0.10%	0.25%	2.04%	-1.23%	-1.36%
2022	5,431	$36.63	$45.18	$218,566	0.10%	0.25%	1.57%	5.29%	5.12%
2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
VIP - Technology Initial Class
2023	2,419	$109.29	$104.46	$263,290	0.80%	1.00%	0.14%	57.05%	56.73%
2022	2,055	$69.59	$66.65	$142,551	0.80%	1.00%	—	(36.37%)	(36.49%)
2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
VIP - Technology Investor Class
2023	14,270	$98.66	$226.18	$1,560,556	0.10%	0.25%	0.07%	57.99%	57.75%
2022	12,400	$62.45	$143.38	$861,708	0.10%	0.25%	—	(35.94%)	(36.03%)
2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
VIP - Energy Initial Class
2023	1,226	$36.50	$34.88	$44,550	0.80%	1.00%	2.33%	0.19%	-0.03%
2022	2,549	$36.43	$34.89	$92,462	0.80%	1.00%	2.75%	61.87%	61.55%
2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
VIP - Energy Investor Class
2023	11,055	$20.65	$30.35	$240,589	0.10%	0.25%	2.52%	0.81%	0.66%
2022	18,072	$20.48	$30.15	$388,304	0.10%	0.25%	2.55%	62.96%	62.72%
2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
VIP - Health Care Initial Class
2023	1,317	$71.85	$68.67	$94,192	0.80%	1.00%	—	3.42%	3.22%
2022	1,580	$69.47	$66.53	$109,365	0.80%	1.00%	—	(13.10%)	(13.28%)
2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
VIP - Health Care Investor Class
2023	10,179	$64.93	$93.97	$676,540	0.10%	0.25%	—	4.11%	3.95%
2022	11,741	$62.36	$90.40	$750,486	0.10%	0.25%	—	(12.58%)	(12.71%)
2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
VIP - Financials Initial Class (6)
2023	825	$26.23	$25.07	$21,540	0.80%	1.00%	2.57%	13.83%	13.59%
2022	1,175	$23.04	$22.07	$26,949	0.80%	1.00%	1.85%	(9.07%)	(9.24%)
2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financials Investor Class (6)
2023	5,190	$37.64	$58.32	$160,151	0.10%	0.25%	2.50%	14.44%	14.28%
2022	6,695	$32.89	$51.03	$180,435	0.10%	0.25%	1.87%	(8.46%)	(8.60%)
2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
VIP - Industrials Initial Class
2023	355	$73.16	$69.92	$25,835	0.80%	1.00%	0.31%	22.28%	22.02%
2022	389	$59.83	$57.30	$23,128	0.80%	1.00%	0.17%	(11.02%)	(11.20%)
2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
VIP - Industrials Investor Class
2023	2,885	$43.67	$75.90	$138,286	0.10%	0.25%	0.24%	23.07%	22.90%
2022	2,894	$35.48	$61.76	$112,871	0.10%	0.25%	0.12%	(10.50%)	(10.64%)
2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
VIP - Consumer Discretionary Initial Class
2023	362	$56.52	$54.02	$20,376	0.80%	1.00%	0.08%	40.88%	40.57%
2022	372	$40.12	$38.43	$14,887	0.80%	1.00%	—	(35.16%)	(35.28%)
2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
VIP - Consumer Discretionary Investor Class
2023	3,687	$55.89	$100.37	$208,393	0.10%	0.25%	0.01%	41.79%	41.56%
2022	3,563	$39.42	$70.90	$142,151	0.10%	0.25%	—	(34.77%)	(34.86%)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
VIP - Real Estate Initial Class
2023	478	$41.20	$39.55	$19,614	0.80%	1.00%	2.36%	10.30%	10.11%
2022	559	$37.35	$35.92	$20,813	0.80%	1.00%	1.22%	(28.09%)	(28.25%)
2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
VIP - Real Estate Investor Class
2023	5,113	$24.89	$59.76	$137,467	0.10%	0.25%	2.31%	11.00%	10.83%
2022	5,814	$22.42	$53.92	$140,732	0.10%	0.25%	1.20%	(27.65%)	(27.76%)
2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
VIP - Strategic Income Initial Class
2023	1,833	$22.68	$21.80	$41,398	0.80%	1.00%	4.28%	8.56%	8.35%
2022	2,119	$20.89	$20.12	$44,074	0.80%	1.00%	3.52%	(11.98%)	(12.15%)
2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
VIP - Strategic Income Investor Class
2023	38,664	$16.26	$23.34	$728,394	0.10%	0.25%	4.31%	9.29%	9.16%
2022	43,114	$14.88	$21.38	$743,828	0.10%	0.25%	3.51%	(11.40%)	(11.56%)
2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation Initial Class
2023	589	$29.84	$28.75	$17,533	0.80%	1.00%	0.40%	26.51%	26.21%
2022	573	$23.59	$22.78	$13,459	0.80%	1.00%	0.24%	(27.00%)	(27.12%)
2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	—	11.44%	11.22%
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
VIP - International Capital Appreciation Investor Class
2023	9,562	$32.80	$61.86	$308,473	0.10%	0.25%	0.31%	27.27%	27.10%
2022	9,819	$25.77	$48.67	$249,396	0.10%	0.25%	0.18%	(26.51%)	(26.63%)
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
VIP - Value Initial Class
2023	693	$39.28	$37.84	$27,165	0.80%	1.00%	1.22%	18.84%	18.58%
2022	848	$33.05	$31.91	$27,953	0.80%	1.00%	1.30%	(4.89%)	(5.06%)
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
VIP - Value Investor Class
2023	6,036	$46.15	$79.79	$269,050	0.10%	0.25%	1.15%	19.56%	19.39%
2022	7,008	$38.60	$66.83	$261,518	0.10%	0.25%	1.30%	(4.22%)	(4.37%)
2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
VIP - Freedom Income Initial Class
2023	502	$17.73	$17.73	$8,913	0.80%	0.80%	4.28%	7.07%	7.07%
2022	542	$16.56	$16.56	$8,983	0.80%	0.80%	2.28%	(12.76%)	(12.76%)
2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
VIP - Investor Freedom Income Investor Class
2023	3,366	$16.25	$19.75	$60,543	0.10%	0.25%	4.32%	7.74%	7.62%
2022	4,200	$15.08	$18.35	$69,838	0.10%	0.25%	2.21%	(12.09%)	(12.26%)
2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
VIP - Freedom 2005 Initial Class
2023	253	$19.93	$19.93	$5,043	0.80%	0.80%	4.05%	7.17%	7.17%
2022	360	$18.60	$18.60	$6,694	0.80%	0.80%	2.26%	(13.09%)	(13.09%)
2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
VIP - Investor Freedom 2005 Investor Class
2023	787	$18.72	$25.23	$16,600	0.10%	0.25%	4.29%	7.81%	7.64%
2022	1,017	$17.36	$23.44	$19,685	0.10%	0.25%	2.15%	(12.49%)	(12.61%)
2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
VIP - Freedom 2010 Initial Class
2023	293	$22.58	$22.58	$6,611	0.80%	0.80%	3.71%	8.62%	8.62%
2022	387	$20.79	$20.79	$8,050	0.80%	0.80%	2.15%	(14.23%)	(14.23%)
2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2010 Investor Class
2023	2,198	$21.18	$29.08	$52,195	0.10%	0.25%	3.88%	9.27%	9.14%
2022	2,651	$19.38	$26.65	$57,721	0.10%	0.25%	2.14%	(13.57%)	(13.72%)
2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
VIP - Freedom 2015 Initial Class
2023	600	$24.52	$24.52	$14,707	0.80%	0.80%	3.51%	10.07%	10.07%
2022	684	$22.28	$22.28	$15,948	0.80%	0.80%	2.16%	(15.28%)	(15.28%)
2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
VIP - Investor Freedom 2015 Investor Class
2023	3,188	$22.79	$31.69	$81,572	0.10%	0.25%	3.50%	10.86%	10.67%
2022	3,875	$20.56	$28.63	$89,652	0.10%	0.25%	2.05%	(14.76%)	(14.87%)
2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
VIP - Freedom 2020 Initial Class
2023	648	$25.94	$25.94	$16,808	0.80%	0.80%	3.16%	11.51%	11.51%
2022	736	$23.26	$23.26	$17,117	0.80%	0.80%	2.05%	(16.36%)	(16.36%)
2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
VIP - Investor Freedom 2020 Investor Class
2023	6,447	$24.81	$35.84	$173,673	0.10%	0.25%	3.15%	12.30%	12.10%
2022	7,254	$22.09	$31.97	$174,304	0.10%	0.25%	2.03%	(15.93%)	(16.03%)
2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
VIP - Freedom 2025 Initial Class
2023	668	$28.41	$28.41	$18,984	0.80%	0.80%	2.84%	12.71%	12.71%
2022	749	$25.21	$25.21	$18,872	0.80%	0.80%	2.02%	(17.09%)	(17.09%)
2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
VIP- Investor Freedom 2025 Investor Class
2023	7,054	$27.29	$39.92	$208,582	0.10%	0.25%	2.78%	13.46%	13.28%
2022	8,281	$24.05	$35.24	$215,949	0.10%	0.25%	1.95%	(16.55%)	(16.66%)
2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
VIP - Freedom 2030 Initial Class
2023	725	$29.89	$29.89	$21,683	0.80%	0.80%	2.44%	13.77%	13.77%
2022	805	$26.27	$26.27	$21,148	0.80%	0.80%	1.95%	(17.53%)	(17.53%)
2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
VIP - Investor Freedom 2030 Investor Class
2023	10,573	$29.65	$44.14	$329,296	0.10%	0.25%	2.43%	14.54%	14.36%
2022	11,719	$25.89	$38.60	$319,483	0.10%	0.25%	1.91%	(17.00%)	(17.13%)
2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2035 Initial Class (7)
2023	8	$10.84	$10.84	$75	0.80%	0.80%	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2035 Investor Class (7)
2023	462	$10.89	$10.88	$5,032	0.10%	0.25%	3.40%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2040 Initial Class (7)
2023	7	$10.96	$10.96	$83	0.80%	0.80%	3.68%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2040 Investor Class (7)
2023	496	$11.02	$11.00	$5,459	0.10%	0.25%	3.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2045 Initial Class (7)
2023	—	$10.99	$10.99	$2	0.80%	0.80%	9.84%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2045 Investor Class (7)
2023	147	$11.04	$11.03	$1,618	0.10%	0.25%	3.92%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2050 Initial Class (7)
2023	1	$11.00	$11.00	$15	0.80%	0.80%	1.17%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom Lifetime Income I
2023	400	$19.64	$19.64	$7,882	0.60%	0.60%	4.27%	7.26%	7.26%
2022	449	$18.31	$18.31	$8,213	0.60%	0.60%	2.25%	(12.54%)	(12.54%)
2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
VIP - Freedom Lifetime Income II
2023	1,101	$23.12	$23.12	$25,475	0.60%	0.60%	3.78%	9.16%	9.16%
2022	1,200	$21.18	$21.18	$25,424	0.60%	0.60%	2.13%	(14.34%)	(14.34%)
2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income III
2023	962	$27.40	$27.40	$26,374	0.60%	0.60%	3.04%	12.07%	12.07%
2022	1,048	$24.45	$24.45	$25,630	0.60%	0.60%	2.01%	(16.54%)	(16.54%)
2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
VIP - Disciplined Small Cap Initial Class
2023	762	$29.28	$28.25	$22,203	0.80%	1.00%	1.06%	20.00%	19.75%
2022	789	$24.40	$23.59	$19,171	0.80%	1.00%	0.85%	(18.89%)	(19.06%)
2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
VIP - Disciplined Small Cap Investor Class
2023	7,878	$40.50	$59.03	$289,071	0.10%	0.25%	0.98%	20.71%	20.55%
2022	7,979	$33.55	$48.97	$242,903	0.10%	0.25%	0.77%	(18.36%)	(18.49%)
2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
VIP - FundsManager 20% Investor Class
2023	39,212	$15.98	$15.78	$676,000	0.10%	1.00%	3.55%	8.04%	7.06%
2022	46,239	$14.79	$14.74	$739,367	0.10%	1.00%	2.24%	(9.68%)	(10.49%)
2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
VIP - FundManager 30% Investor Class (7)
2023	492	$10.53	$10.48	$5,180	0.10%	0.80%	5.87%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 40% Investor Class (7)
2023	1,127	$10.60	$10.55	$11,933	0.10%	0.80%	6.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 50% Investor Class
2023	70,321	$23.19	$21.12	$1,670,105	0.10%	1.00%	2.53%	12.83%	11.81%
2022	76,745	$20.55	$18.89	$1,616,880	0.10%	1.00%	1.99%	(14.01%)	(14.78%)
2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
VIP - FundsManager 60% Investor Class
2023	82,187	$26.08	$29.65	$1,990,284	0.10%	1.40%	2.31%	14.05%	12.57%
2022	87,935	$22.87	$26.34	$1,873,698	0.10%	1.40%	1.79%	(15.14%)	(16.25%)
2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2023	65,140	$29.02	$24.32	$1,850,315	0.10%	1.00%	2.03%	15.61%	14.55%
2022	67,188	$25.10	$21.23	$1,653,954	0.10%	1.00%	1.61%	(15.75%)	(16.51%)
2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
VIP - FundsManager 85% Investor Class
2023	21,661	$33.57	$26.53	$682,277	0.10%	1.00%	1.64%	17.55%	16.51%
2022	21,544	$28.56	$22.77	$577,654	0.10%	1.00%	1.11%	(17.15%)	(17.90%)
2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
VIP - Consumer Staples Initial Class
2023	469	$35.48	$34.31	$16,607	0.80%	1.00%	1.83%	2.31%	2.11%
2022	627	$34.68	$33.60	$21,674	0.80%	1.00%	1.77%	(1.41%)	(1.61%)
2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
VIP - Consumer Staples Investor Class
2023	5,828	$36.41	$48.06	$219,135	0.10%	0.25%	1.84%	2.97%	2.83%
2022	6,691	$35.36	$46.74	$244,656	0.10%	0.25%	1.75%	(0.78%)	(0.94%)
2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
VIP - Materials Initial Class
2023	384	$28.83	$27.88	$11,043	0.80%	1.00%	1.26%	6.73%	6.53%
2022	498	$27.01	$26.17	$13,443	0.80%	1.00%	1.06%	(10.50%)	(10.69%)
2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
VIP - Materials Investor Class
2023	2,063	$29.34	$63.25	$63,306	0.10%	0.25%	1.21%	7.46%	7.31%
2022	2,616	$27.30	$58.94	$74,749	0.10%	0.25%	1.01%	(10.00%)	(10.13%)
2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
VIP - Communication Services Initial Class
2023	687	$29.02	$28.07	$19,833	0.80%	1.00%	—	56.13%	55.86%
2022	381	$18.59	$18.01	$7,049	0.80%	1.00%	—	(38.63%)	(38.76%)
2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
VIP - Communication Services Investor Class
2023	4,265	$40.78	$76.20	$159,040	0.10%	0.25%	—	57.10%	56.85%
2022	2,598	$25.96	$48.58	$61,385	0.10%	0.25%	—	(38.24%)	(38.32%)
2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%

81	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Initial Class
2023	673	$12.66	$12.26	$8,501	0.80%	1.00%	2.07%	8.82%	8.59%
2022	752	$11.63	$11.29	$8,731	0.80%	1.00%	1.72%	(20.77%)	(20.94%)
2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
VIP - Emerging Markets Investor Class
2023	6,793	$17.68	$36.38	$107,606	0.10%	0.25%	2.08%	9.50%	9.32%
2022	7,379	$16.15	$33.28	$107,372	0.10%	0.25%	1.63%	(20.27%)	(20.39%)
2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
VIP - Floating Rate High Income Initial Class
2023	1,036	$13.67	$13.41	$14,164	0.80%	1.00%	8.15%	11.32%	11.10%
2022	680	$12.28	$12.07	$8,343	0.80%	1.00%	3.93%	(1.34%)	(1.52%)
2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
VIP - Floating Rate High Income Investor Class
2023	17,759	$14.59	$14.38	$257,606	0.10%	0.25%	7.54%	12.15%	11.99%
2022	16,083	$13.01	$12.84	$208,260	0.10%	0.25%	4.11%	(0.68%)	(0.85%)
2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
VIP - Bond Index Initial Class
2023	41,272	$10.61	$10.09	$435,525	0.10%	1.00%	2.53%	5.39%	4.45%
2022	36,405	$10.07	$9.66	$364,893	0.10%	1.00%	1.78%	(13.30%)	(14.10%)
2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
VIP - Total Market Index Initial Class
2023	35,404	$18.05	$17.16	$635,376	0.10%	1.00%	1.11%	25.94%	24.80%
2022	31,807	$14.33	$13.75	$453,695	0.10%	1.00%	1.44%	(19.30%)	(20.02%)
2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
VIP - Extended Market Index Initial Class
2023	9,226	$14.35	$13.65	$131,763	0.10%	1.00%	1.74%	17.35%	16.27%
2022	9,739	$12.23	$11.74	$118,665	0.10%	1.00%	1.43%	(18.23%)	(18.93%)
2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
VIP - International Index Initial Class
2023	23,442	$12.16	$11.56	$283,477	0.10%	1.00%	2.95%	16.01%	15.02%
2022	21,570	$10.48	$10.05	$224,978	0.10%	1.00%	2.36%	(16.08%)	(16.88%)
2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%

82	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Emerging Markets Equity Class I
2023	2,089	$13.13	$28.95	$38,247	0.10%	1.00%	1.63%	11.82%	10.88%
2022	2,371	$11.74	$26.11	$38,859	0.10%	1.00%	0.43%	(25.13%)	(25.84%)
2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
VIF - Emerging Markets Debt Class I
2023	3,936	$13.87	$32.32	$67,852	0.10%	1.00%	8.67%	11.76%	10.72%
2022	4,370	$12.41	$29.19	$66,543	0.10%	1.00%	7.48%	(18.84%)	(19.56%)
2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
VIF - Global Strategist - Class II
2023	1,109	$20.82	$21.07	$22,477	0.10%	1.00%	1.68%	13.96%	12.92%
2022	1,194	$18.27	$18.66	$21,321	0.10%	1.00%	—	(17.03%)	(17.75%)
2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
Invesco - V.I. Global Core Equity Series I
2023	1,053	$23.90	$26.62	$24,372	0.10%	1.00%	0.58%	21.58%	20.51%
2022	1,095	$19.66	$22.09	$20,821	0.10%	1.00%	0.35%	(21.94%)	(22.65%)
2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(6)
2023	330	$67.78	$64.49	$22,282	0.80%	1.00%	—	19.18%	18.94%
2022	380	$56.87	$54.22	$21,547	0.80%	1.00%	—	(38.35%)	(38.47%)
2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
Allspring - VT Opportunity Class 2 (5)
2023	263	$82.64	$78.64	$21,653	0.80%	1.00%	—	25.49%	25.24%
2022	281	$65.86	$62.79	$18,446	0.80%	1.00%	—	(21.44%)	(21.60%)
2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
Lazard - Retirement Emerging Markets Portfolio - Investor
2023	4,049	$14.11	$16.65	$65,755	0.10%	1.00%	5.13%	22.49%	21.44%
2022	4,349	$11.52	$13.71	$57,667	0.10%	1.00%	3.60%	(15.04%)	(15.84%)
2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
PVIT - Commodity Real Return - Strategy Portfolio - Administrative
2023	3,995	$7.95	$7.15	$31,472	0.10%	1.00%	17.79%	-7.95%	-8.80%
2022	8,773	$8.64	$7.84	$75,099	0.10%	1.00%	23.16%	8.52%	7.76%
2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
PVIT - Low Duration Portfolio - Administrative
2023	23,054	$11.65	$10.86	$272,381	0.10%	1.00%	3.59%	4.88%	3.92%
2022	27,687	$11.11	$10.45	$312,292	0.10%	1.00%	1.66%	(5.85%)	(6.65%)
2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%

83	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return Portfolio - Administrative
2023	11,201	$13.61	$13.29	$158,088	0.10%	1.00%	2.99%	3.57%	2.63%
2022	13,406	$13.14	$12.95	$182,717	0.10%	1.00%	7.06%	(12.00%)	(12.78%)
2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
PVIT - Total Return Portfolio - Administrative
2023	27,508	$13.00	$12.52	$370,500	0.10%	1.00%	3.56%	5.84%	4.86%
2022	30,305	$12.28	$11.94	$386,121	0.10%	1.00%	2.60%	(14.39%)	(15.14%)
2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
Blackrock - Global Allocation V.I. Fund - Class I
2023	8,264	$17.93	$16.12	$149,434	0.10%	1.00%	2.01%	10.22%	9.21%
2022	9,256	$16.27	$14.76	$148,964	0.10%	1.00%	—	(16.05%)	(16.81%)
2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
FTVIP - Templeton Global Bond Fund - Class 2
2023	4,245	$10.15	$9.13	$42,586	0.10%	1.00%	—	2.77%	1.90%
2022	4,665	$9.88	$8.96	$45,582	0.10%	1.00%	—	(5.04%)	(5.90%)
2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2023	4,776	$10.56	$9.50	$49,715	0.10%	1.00%	2.70%	4.36%	3.49%
2022	4,982	$10.12	$9.18	$49,703	0.10%	1.00%	2.22%	(9.84%)	(10.49%)
2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(6)	Fund Name Change. See Note 1
(7)	New Fund. See Note 1

84	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

7. Subsequent Events

The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024.

The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

85	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager Growth - Initial Class (1)	Fidelity VIP Asset Manager Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (2)	Fidelity VIP Investor Freedom 2035 - Investor Class (2)

Fidelity VIP Freedom 2040 - Initial Class (2)	Fidelity VIP Investor Freedom 2040 - Investor Class (2)	Fidelity VIP Freedom 2045 - Initial Class (2)

Fidelity VIP Investor Freedom 2045 - Investor Class (2)	Fidelity VIP Freedom 2050 - Initial Class (2)	Fidelity VIP Investor Freedom 2050 - Investor Class (2)

Fidelity VIP Freedom Lifetime Income I (1)	Fidelity VIP Freedom Lifetime Income II (1)	Fidelity VIP Freedom Lifetime Income III (1)

Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (2)	Fidelity VIP FundsManager 40% - Investor Class (2)	Fidelity VIP FundsManager 50% - Investor Class (1)

Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)

Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)

Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)

Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)

86	Annual Report

Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index - Initial Class (1)	Fidelity VIP Total Market Index - Initial Class (1)

Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index - Initial Class (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)

Allspring VT Discovery SMID Cap Growth - Class 2 (1)	Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)

PIMCO Commodity Real Return Strategy Portfolio - Administrative (1)	PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)

PIMCO Total Return Portfolio - Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)

Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statement of operations and statement of changes in net assets for the period May 1, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

87	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N. NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors and Management of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2023 and 2022, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2023	2022
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,580,809 in 2023 and $1,662,801 in 2022)	$1,529,445	$1,523,089
Other investment	178	104
Policy loans	1,500	1,711

Total Investments	1,531,123	1,524,904

Cash and cash equivalents	148,479	140,067
Restricted cash and cash equivalents	34,704	34,448
Accrued investment income	17,640	16,561
Deferred policy acquisition costs	79,097	80,096
Reinsurance deposit and receivables	761,801	397,772
Other assets	19,391	15,906
Net deferred tax asset	63,035	89,350
Separate account assets	43,222,664	37,783,412

Total Assets	45,877,934	40,082,516

LIABILITIES
Future contract and policy benefits	529,151	563,233
Contract holder deposit funds	501,602	557,685
Funds withheld payable	398,702	—
Other liabilities and accrued expenses	80,688	73,766
Income taxes payable	38,889	53,330
Payable to parent and affiliates, net	6,367	9,840
Separate account liabilities	43,222,664	37,783,412

Total Liabilities	44,778,063	39,041,266

Commitments and Contingencies (Note 12)

STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive (loss) income	(39,339)	(107,744)
Retained earnings	1,064,699	1,074,536

Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,099,738	1,041,170
Noncontrolling interest	133	80

Total Stockholder’s Equity	1,099,871	1,041,250
Total Liabilities and Equity	$45,877,934	$40,082,516

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2023	2022	2021
REVENUES
Fees charged to contract holders	$126,024	$130,159	$146,884
Fund administration fees (1)	56,475	56,474	62,022
Net investment income	54,931	51,989	32,750
Interest on reinsurance deposit	13,327	17,296	21,099
Premiums, net	4,051	3,603	5,028
Gain on reinsurance recapture	—	35,431	—
Net realized investment (losses) gains:
Net realized investment (losses) gains on sales	(28,306)	(18,822)	13,113
Net realized investment (loss) on funds withheld embedded derivative	(28,731)	—	—

Total net realized investment (losses) gains	(57,037)	(18,822)	13,113
Total Revenues	197,771	276,130	280,896

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	95,480	97,180	84,370
Contract and policy benefits and expenses	30,194	89,321	39,183
Other expenses	424	296	12,113

Total Benefits and Expenses	126,098	186,797	135,666

Income before income taxes	71,673	89,333	145,230

Income tax expense	6,457	15,704	12,404

Net Income	65,216	73,629	132,826
Less: Net gain (loss) attributable to noncontrolling interest	53	5	(1,209)

Net Income Attributable to Fidelity Investments Life Insurance Company	$65,163	$73,624	$134,035

Net Income	$65,216	$73,629	$132,826

Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	58,539	(176,234)	(47,247)
Reclassification adjustment for net realized losses (gains) included in net income	28,306	18,822	(13,113)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(18,440)	33,387	12,885

Other comprehensive income (loss), net of tax	68,405	(124,025)	(47,475)

Comprehensive Income (Loss)	133,621	(50,396)	85,351
Less: Comprehensive income (loss) attributable to noncontrolling interest	53	5	(1,209)

Comprehensive Income (Loss) Attributable to Fidelity Investments Life Insurance Company	$133,568	$(50,401)	$86,560

(1)	Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2023, 2022, and 2021

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity
Balance at December 31, 2020	$3,000	$71,378	$63,756	$1,094,877	$109	$1,233,120

Comprehensive income:
Other contributions	—	—	—	—	1,150	1,150
Net income (loss)	—	—	—	134,035	(1,209)	132,826
Dividends paid to parent	—	—	—	(103,000)	—	(103,000)
Other comprehensive income (loss)	—	—	(47,475)	—	—	(47,475)

Balance at December 31, 2021	$3,000	$71,378	$16,281	$1,125,912	$50	$1,216,621

Comprehensive income:
Other contributions	—	—	—	—	25	25
Net income (loss)	—	—	—	73,624	5	73,629
Dividends paid to parent				(125,000)	—	(125,000)
Other comprehensive income (loss)	—	—	(124,025)	—	—	(124,025)

Balance at December 31, 2022	$3,000	$71,378	$(107,744)	$1,074,536	$80	$1,041,250

Comprehensive income:
Net income (loss)	—	—	—	65,163	53	65,216
Dividends paid to parent	—	—	—	(75,000)	—	(75,000)
Other comprehensive income (loss)	—	—	68,405	—	—	68,405

Balance at December 31, 2023	$3,000	$71,378	$(39,339)	$1,064,699	$133	$1,099,871

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2023	2022	2021
Cash flows provided by (used for) operating activities:
Net income	$65,216	$73,629	$132,826
Adjustments to reconcile net income to cash provided by operating activities:
Gain from reinsurance recapture	—	(35,431)	—
Amortization and depreciation	5,603	5,399	2,693
Net realized investment (gains) losses on sales	28,306	18,822	(13,113)
Net realized investment losses on funds withheld embedded derivative	28,731	—	—
Provision for deferred taxes	7,874	3,539	(7,127)
Equity loss from investee company	105	296	12,113
Changes in assets and liabilities:
Accrued investment income	(1,079)	(6,515)	713
Funds withheld payable	1,068	—	—
Deferred policy acquisition costs, net of amortization	(505)	6,181	(6,313)
Future contract and policy benefits, net	47,054	102,408	70,619
Reinsurance deposit and receivables	17,118	40,195	50,284
(Receivable) payable to parent and affiliates, net	(3,472)	373	(2,665)
Income taxes payable	(14,442)	2,986	4,666
Other assets and other (liabilities), net	3,243	5,775	2,684

Net cash provided by (used for) operating activities	184,820	217,657	247,380

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(616,294)	(515,910)	(403,872)
Proceeds from sales of debt securities	575,513	365,376	269,420
Proceeds from maturities and calls of debt securities	76,637	150,773	145,470
Investment in investee company	—	(1,000)	(9,988)
Accrued (distributions) contributions in investee company	—	772	(371)
Investment trades payable/ receivable, net	—	(3,036)	(4,509)
Proceeds from sale of capitalized internal use software	—	—	8,021
Change in policy loans	211	(32)	(74)

Net cash provided by (used for) investing activities	36,067	(3,057)	4,097

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,326,591	1,230,644	2,426,329
Net transfers from separate accounts	1,440,092	1,087,878	(643,299)
Withdrawals from variable annuity contracts	(2,822,566)	(2,350,668)	(1,905,968)
Withdrawals from fixed annuity contracts	(81,336)	(92,420)	(4,477)
Dividend paid to parent	(75,000)	(125,000)	(103,000)

Net cash used for financing activities	(212,219)	(249,566)	(230,415)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	8,668	(34,966)	21,062
Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	174,515	209,481	188,419

End of year	$183,183	$174,515	$209,481

Supplemental Disclosure of cash flow for non-cash transactions
Assets deposited for funds withheld account	$(384,544)	$—	$—
Reinsurance deposit and receivables under funds withheld	$375,535	$—	$—
Proceeds from reinsurance recapture	$—	$406,242	$—

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the consolidated Statements of Comprehensive Income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $153,484 and $134,303 at December 31, 2023, and 2022, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $21,603 and $14,796 at December 31, 2023, and 2022, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other expenses in the Consolidated Statements of Comprehensive Income.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on three types of products including certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.

Funds Withheld

The Company entered into a coinsurance with funds withheld reinsurance agreement under which the Company withholds the funds rather than transferring the underlying investments to the reinsurer. The funds withheld liability represents the amount of assets withheld by the Company in accordance with the terms of the reinsurance agreement. The assets in the funds withheld account are required to remain at a value sufficient to support the policy benefit liabilities reinsured on a statutory basis. While the Company legally owns the assets in the funds withheld account and managed in accordance with guidelines to ensure investment risk is appropriately managed, the economic benefits of the funds withheld assets are transferred to the reinsurer.

Embedded Derivative

The funds withheld payable contains an embedded derivative that is considered a total return swap as the Company is obligated to pay the total return on the funds withheld assets. The embedded derivative is carried at fair value which is based on the fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the Consolidated Statements of Comprehensive Income. The fair value of the embedded derivative is classified based on valuation methods used for the assets held supporting the reinsurance agreement.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 6.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2023, 2022, or 2021.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Effective January 2021, the Company sold certain capitalized software assets at their carrying value of $8,021 to Fidelity Technology Group, LLC (“FTG”), an affiliate which is wholly-owned by FMR LLC.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Future Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The guidance will be effective for the Company in the year beginning January 1, 2026 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2023	2022
Beginning Balance	$93	$33
Change in benefit ratio estimate	(137)	(20)
Interest on reserve	(3)	1
Claims paid	—	(45)
Accrual of benefit ratio	52	124

Ending Balance	$5	$93

The reinsurance recoverables associated with the GMDB were $3 and $92 at December 31, 2023 and 2022, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 86%/80% for males/females, respectively, of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 3.7% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.8% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.2%.

•	The discount rate is 6.83%.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2023 and 2022. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2023	2022
Net deposits paid
Account value	$4,805,070	$4,348,786
Net amount at risk	$48,420	$60,324
Average attained age of contract holders	71	70
Ratchet (highest historical account value at specified anniversary dates)
Account value	$213,186	$202,049
Net amount at risk	$7,659	$27,900
Average attained age of contract holders	74	74

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2023	2022
Beginning Balance	$11,067	$10,337
Change in benefit ratio estimate	3,304	(197)
Interest on reserve	741	523
Accrual of benefit ratio	473	404

Ending Balance	$15,585	$11,067

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $15,127 and $10,758 at December 31, 2023, and 2022, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 17 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 86% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 4.9%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2023, and 2022:

	Years Ended December 31,
	2023	2022
Account value	$1,367,030	$1,324,932
GWB value	$1,529,737	$1,640,204
Average attained age of contract holders	80	79

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2023	2022	2021
Debt securities	$52,784	$53,067	$36,071
Cash and cash equivalents	4,540	2,105	14
Other income	1,205	263	219

Total investment income	58,529	55,435	36,304
Less: investment expenses	3,598	3,446	3,554

Net investment income	$54,931	$51,989	$32,750

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2023	2022	2021
Debt securities:
Gross realized gains	$636	$1,031	$14,052
Gross realized losses	(28,942)	(19,853)	(939)

Total realized investment gains (losses)	(28,306)	$(18,822)	$13,113

The Company recorded realized investment losses as a result of impairments of $231, $0, and $0 for 2023, 2022 and 2021, respectively. The Company recorded debt securities of $16, $0, and $0 that were non-income producing for 2023, 2022 and 2021, respectively. Interest foregone by non-income producing securities was $16, $0, and $0 for 2023, 2022, and 2021, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2023	2022
Debt securities	$(51,364)	$(139,712)
DAC	1,446	2,949
Deferred income tax benefit (expense)	10,579	29,019

	$(39,339)	$(107,744)

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2023 were as follows:

	2023
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$54,048	$(1,009)	8	$47,345	$(5,231)	9	$101,393	$(6,240)	17
States and political subdivisions	—	—	—	1,297	(204)	5	1,297	(204)	5
Corporate debt securities	65,345	(1,986)	28	834,449	(60,794)	532	899,794	(62,780)	560
Mortgage and asset-backed securities	7,444	(56)	2	1,548	(67)	3	8,992	(123)	5

Total	$126,837	$(3,051)	38	$884,639	$(66,296)	549	$1,011,476	$(69,347)	587

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	1,578	(93)	14	48,617	(4,077)	236	50,195	(4,170)	250
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$1,578	$(93)	14	$48,617	$(4,077)	236	$50,195	$(4,170)	250

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2023. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2023. Investments in below investment grade securities have an average fair value of 92% of amortized cost as of December 31, 2023.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2022, were as follows:

	2022
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$166,477	$(8,439)	13	$90,333	$(12,360)	6	$256,810	$(20,799)	19
State and political subdivisions	7,247	(416)	5	216	(84)	1	7,463	(500)	6
Corporate debt securities	$781,041	$(46,317)	420	$350,417	$(63,410)	247	1,131,458	(109,727)	667
Mortgage and asset-backed securities	15,255	(875)	9	516	(71)	3	15,771	(946)	12

Total	$970,020	$(56,047)	447	$441,482	$(75,925)	257	$1,411,502	$(131,972)	704

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	26,914	(2,390)	129	35,691	(6,848)	196	62,605	(9,238)	325
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$26,914	$(2,390)	129	$35,691	$(6,848)	196	$62,605	$(9,238)	325

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2022. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 91% of amortized cost at December 31, 2022. Investments in below investment grade securities have an average fair value 85% of amortized cost as of December 31, 2022.

There were no additions, write-offs, and recoveries during 2023, 2022, and 2021, respectively.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2023, were as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$184,788	$2,552	$(6,240)	$—	$181,100
States and political subdivisions	1,501	—	(204)	—	1,297
Corporate and other debt securities	1,339,674	17,792	(66,939)	—	1,290,527
Mortgage and asset-backed securities	54,846	1,809	(134)	—	56,521

Total debt securities	$1,580,809	$22,153	$(73,517)	$—	$1,529,445

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2022, were as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$291,012	$136	$(20,799)	—	$270,349
States and political subdivisions	7,963	—	(500)	—	$7,463
Corporate and other debt securities	1,347,109	1,362	(118,965)	—	$1,229,506
Mortgage and asset-backed securities	16,717	—	(946)	—	15,771

Total debt securities	$1,662,801	$1,498	$(141,210)	—	$1,523,089

The allowance for credit losses was zero as of December 31, 2023 and 2022, respectively.

The amortized cost and fair value of debt securities at December 31, 2023, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2023
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$103,950	$102,607
Due after 1 year through 5 years	720,720	691,847
Due after 5 years through 10 years	459,753	437,336
Due after 10 years	241,540	241,134
Mortgage and asset-backed securities	54,846	56,521

	$1,580,809	$1,529,445

At December 31, 2023, and 2022, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2023, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,795 and $2,758 respectively. At December 31, 2022, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,794 and $2,694 respectively.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $0, $1,000 and $9,988, respectively for the years ended December 31, 2023, 2022, and 2021 respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $34,704 and $34,448 as of December 31, 2023, and 2022, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2023, and 2022 and for the years ended December 31, 2023, 2022, and 2021:

	December 31,
	2023	2022
Total Assets	$3,539	$3,474
Total Liabilities	3,406	3,394

Noncontrolling equity interest	$133	$80

	Years Ended December 31,
	2023	2022	2021
Total Revenues	$995	$25	$35
Total Expenses	(942)	(20)	(1,244)

Net loss before income taxes	53	5	(1,209)
Income tax expense	—	—	—

Net Income (Loss)	53	5	(1,209)
Less: Net loss attributable to noncontrolling interest	53	5	(1,209)

Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

6.  FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments which is reflected in Level 2.

There were no Level 3 assets held by the Company during 2023 or 2022. There were no transfers into or out of Level 3 during 2023 or 2022.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2023
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$181,100	$—	$—	$181,100
States and political subdivisions	—	1,297	—	1,297
Corporate and other debt securities	—	1,290,527	—	1,290,527
Mortgage and asset-backed securities	—	56,521	—	56,521

Total available-for-sale debt securities	181,100	1,348,345	—	1,529,445
Cash equivalents	153,484	—	—	153,484

Subtotal excluding separate account assets	334,584	1,348,345	—	1,682,929
Separate account assets	43,222,664	—	—	43,222,664

Total	$43,557,248	$1,348,345	$—	$44,905,593

Liabilities:
Funds withheld payable	$—	$398,702	$—	$398,702

Total	$—	$398,702	$—	$398,702

	December 31, 2022
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$270,349	$—	$—	$270,349
States and political subdivisions	—	7,463	—	7,463
Corporate and other debt securities	—	1,229,506	—	1,229,506
Mortgage and asset-backed securities	—	15,771	—	15,771

Total available-for-sale debt securities	270,349	1,252,740	—	1,523,089
Cash equivalents	134,303	—	—	134,303

Subtotal excluding separate account assets	404,652	1,252,740	—	1,657,392
Separate account assets	37,783,412	—	—	37,783,412

Total	$38,188,064	$1,252,740	$—	$39,440,804

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2023		December 31, 2022
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Other investment	$178	$178	$104	$104
Policy loans	1,500	1,500	1,711	1,711
Reinsurance deposit and receivables	761,801	762,979	397,772	391,130

Total	$763,479	$764,657	$399,587	$392,945

Financial Liabilities:
Contract holder deposit funds	$502,203	$493,267	$557,685	$550,246

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.  INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2023	2022	2021
Current:
Federal	$(1,766)	$11,858	$19,128
State	349	307	403

	$(1,417)	$12,165	$19,531

Deferred:
Federal	$7,734	$3,749	$(7,180)
State	140	(210)	53

	$7,874	$3,539	$(7,127)

Income tax expense	$6,457	$15,704	$12,404

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES(CONTINUED):

Significant components of the Company’s net deferred tax asset were as follows:

	December 31,
	2023	2022
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$24,272	$23,880
Contract holder reserves	34,246	34,234
Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”)
Transition Adjustment	(2,943)	(4,414)
Unrealized gains on available-for-sale securities	10,908	29,718
Deferred revenue	672	2,121
Deferred compensation and retirement benefit plans	1,277	1,647
Capital loss carryforward	5,657	—
Embedded Derivative	2,194	—
Other, net	3,317	2,164

Net deferred tax asset before valuation allowance	79,600	89,350

Valuation allowance	(16,565)	—

Net deferred tax asset after valuation allowance	$63,035	$89,350

The Company recorded a deferred tax asset of approximately $16,565 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2023. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $16,565 as of December 31, 2023.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2023	2022	2021
Tax provision at U.S. Federal statutory rate	$15,052	$18,759	$30,499
Unrecognized tax benefits	(27,711)	3,901	8,727
Provision to return adjustment	6,122	2,174	2,350
Dividends received deduction	(3,805)	(9,028)	(19,358)
IRC 45 tax credit	—	(217)	(10,451)
Increase in valuation allowance	16,565	—	—
Other, net	234	115	637

Income tax expense	$6,457	$15,704	$12,404

The Company paid (recovered) net federal and state income taxes of $ 13,024, $$9,180, and $ 14,865 in 2023, 2022, and 2021, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES (CONTINUED):

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2020. The Company is not currently under examination for the income tax filings in any other jurisdictions.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT will apply to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company determined that it is subject to the CAMT.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The Company did not have any CAMT liability as of December 31, 2023.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As of December 31, 2023, the statute of limitations expired for certain tax years under the IRS challenge. Accordingly, the Company decreased its liability for unrecognized tax benefits by $28,300 for the year ended December 31, 2023. The IRS audit of the affiliate is ongoing for the open tax years.As a result, the Company’s unrecognized tax benefits as of December 31, 2023 was $29,210 (including $5,951 of interest expense). The Company classifies all interest and penalties as income tax expense.

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $75,000, $125,000, and $103,000 in 2023, 2022 and 2021, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2023	2022	2021
FILI
Statutory net income	$119,778	$101,546	$125,298
Statutory surplus	$1,014,933	$1,003,195	$1,086,824

EFILI
Statutory net income	$9,151	$13,186	$10,701
Statutory surplus	$108,768	$112,281	$110,394

9.  AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $43,524, $41,730 and $45,325 in 2023, 2022 and 2021, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $40,878, $40,968, and $46,019 in 2023, 2022 and 2021, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $35,354, $24,220, and $20,383 in 2023, 2022 and 2021, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses.

The Company entered into agreements with Fidelity Institutional Asset Management LLC, and Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. During 2023, the Company entered into an agreement with Soteria Reinsurance Holdings LLC to provide investment and managerial advice for the assets supporting the Funds withheld account. The Company incurred charges of $2,482, $2,348, and $2,379 in 2023, 2022 and 2021, respectively, for such services.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.  AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $27,188, $22,180, and $18,944 in 2023, 2022 and 2021, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $2,877, $2,000 and $1,829 in 2023, 2022 and 2021, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $6,074, $4,996, and $3,089 in 2023, 2022 and 2021, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarial derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2023, 2022 and 2021, compensation expense related to the RHRP was $175, $210 and $254, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2023. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2023. The Company earned interest of $0 and facility fees of $122 for each of the years ended December 31, 2023, 2022, and 2021 respectively. Effective March 15, 2024, the Company and FMR LLC extended the LOC Agreement for one year.

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10.  UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2023	2022	2021
Underwriting, acquisition and insurance expenses:
Commissions, gross	$40,878	$40,968	$46,019
Compensation and benefits	25,318	24,198	22,427
Capitalization of deferred policy acquisition costs	(3,712)	(3,518)	(5,423)
Amortization (accretion) of deferred policy acquisition costs	3,208	9,699	(890)
Rent expense	1,939	1,629	1,941
Taxes, licenses and fees	2,700	3,163	2,011
General insurance expenses	25,148	21,040	18,285

Total underwriting, acquisition and insurance expenses	$95,479	$97,179	$84,370

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company (decreased) increased amortization by ($1,868), $3,510, and ($6,950) in 2023, 2022 and 2021, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

11.  REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company (“GLIC”). Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

Effective April 1, 2022, the Company recaptured its 100% coinsurance agreement with GLIC that reinsured a fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $409,979 in net cash and debt securities as consideration which was partially offset by the recaptured policy and contract reserves of $368,381. The Company recognized a one-time gain of approximately $35,431, before-tax, as the difference between the assets received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $0, $46,193, and $0 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company is subject to concentration risks related to the two coinsurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	As of December 31,
	2023	2022
Reinsurance deposits and receivables:
Principal Life Insurance Company	$339,598	$365,439

Reinsurance deposits and receivables	$339,598	$365,439

Contract holder deposit funds and future contract and policy benefits	$339,598	$365,439

Interest on reinsurance deposit	$12,561	$17,350

Contract and policy benefits and expenses	$10,522	$12,749

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of the reinsurer. The Company’s deposit assets with Genworth Life Insurance Company were partially secured by investments held in trust prior to the recapture.

Effective July 1, 2023, the Company entered into a 100% coinsurance with funds withheld reinsurance agreement with an affiliate, Soteria Reinsurance, Ltd. (“Soteria Re”), to reinsure the fixed guaranteed income annuity product previously recaptured from GLIC. Soteria Re is a Bermuda based reinsurer who is wholly-owned by Soteria Reinsurance Holdings LLC (“Soteria Holdings”) who in turn is wholly-owned by FMR LLC. In connection with the coinsurance with funds withheld reinsurance agreement, the Company entered into an investment management agreement with Soteria Holdings to provide investment and managerial advice for the assets supporting the reinsured liabilities.

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

At the inception of the agreement, the Company established a funds withheld account, which is recorded in funds withheld payable, equal to the associated assets at fair value of $384,544, to support the policy liabilities reinsured on a statutory basis. The assets in the funds withheld account are trued up on a quarterly basis to the policy liabilities on a statutory basis. The Company receives a per policy ceding expense allowance which is adjusted for inflation annually.The Company earned ceding expense allowance of $200 for the year ended December 31, 2023.

As a result of the funds withheld agreement, the Company recorded a cost of reinsurance asset of $5,611 which is reported in Reinsurance Deposit and Receivables as of December 31, 2023. The cost of reinsurance asset represents the difference between the assets transferred and liabilities reinsured and is amortized over the expected life of the reinsured policies. Accretion for the cost of reinsurance asset was $144 for the year ended December 31, 2023.

The Company held the following assets under the coinsurance with funds withheld agreement which are reported in the line items shown on the Consolidated Balance Sheet:

As of December 31,
2023
Debt securities, available-for-sale
Corporate and other debt securities	$314,452
Mortgage and asset-backed securities	54,972

Total Debt Securities	369,424
Cash equivalents	13,947
Accrued investment income	5,776
Pending securities receivable	9,990

Total	$399,137

Certain assets in the funds withheld payable are reported at fair value. As of December 31, 2023, the funds withheld payable balance was $398,702 which was net of a derivative liability of $28,731. The change in fair value of the embedded derivative was a loss of $28,731 for the year ended December 31, 2023 and is reported as Net Realized Investment Losses on Funds Withheld Embedded Derivative on the Consolidated Statements of Comprehensive Income.

32

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The net investment income and net realized capital gains (losses) related to the assets under the coinsurance with funds withheld agreement are reported net of the amounts in the line items shown on the Consolidated Statements of Comprehensive Income. The following are the components of net investment income and net realized capital gains (losses) on the funds withheld assets that were transferred to Soteria Re:

Year Ended December 31,
2023
Debt securities	$6,926
Cash equivalents	486

Total investment income	7,412
Less: investment expenses	(184)

Net investment income	$7,228

Year Ended December 31,
2023
Debt securities	$(12,387)

Net realized investment (losses)	$(12,387)

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2023.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2023	2022	2021
Direct life premiums	$12,435	$11,103	$11,831
Reinsurance ceded, net of ceding expense allowance	(8,384)	(7,500)	(6,803)

Net premiums	$4,051	$3,603	$5,028

Direct contract and policy benefits	$52,867	$105,133	$79,036
Reinsurance ceded benefits incurred	(404,038)	(29,623)	(57,074)
Reinsurance costs	381,365	13,811	17,221

Net contract and policy benefits	$30,194	$89,321	$39,183

33

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.  COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.  SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2024 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

34

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(2)

Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed April 29, 2022.

(b)	Custodian Agreements—Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(2)

Commission Schedule Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(d)	Contracts

(1)

Specimen Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(2)

Endorsement for Qualified Contracts Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(e)	Applications

(1)

Application for Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(f)	Depositor’s Certification of Incorporation and By-Laws

(1)

Articles of Domestication (Incorporation) of Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(2)

Amended By-laws of Fidelity Investments Life Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(g)	Reinsurance Contracts—Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”). Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(2)

Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(3)

Participation Agreement between Fidelity Investments Life and MORGAN STANLEY VARIABLE INSURANCE FUND, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed on August 29, 1997.

(4)

Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed on August 29, 1997.

(5)

Distribution Agreement effective as of August 12, 1999, by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. Incorporated by reference from Post-Effective Amendment No. 18 to this Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 24, 2000.

(6)

Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(7)

Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(8)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(i)	Administrative Contracts—Not Applicable

(j)	Other Material Contracts—Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements—Not Applicable

(n)	Initial Capital Agreements—Not Applicable

(o)	Form of Initial Summary Prospectuses—Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(2)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(3)

Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(4)

Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(5)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(6)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(7)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(8)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 32 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 30, 2020.

(9)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 33 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2021.

(10)

Power of Attorney for Richard G. Compson, Jr. incorporated by reference from Post-Effective Amendment No. 38 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(11)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 38 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(12)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 38 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(13)	Power of Attorney for David A. Golino filed herein as Exhibit (p)(13)

(14)	Power of Attorney for Roger L. Stiles filed herein as Exhibit (p)(14)

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

David A. Golino	Director and President

Richard G. Compson, Jr.	Director

Kathryn A. Dunn	Director

Jane P. Jamieson	Director

Wendy E. John	Director

William J. Johnson, Jr.	Director

Robert W. Litle	Director

Malcolm MacKay	Director

Nancy D. Prior	Director

Rodney R. Rohda	Director

Roger T. Servison	Director

Roger L. Stiles	Director

David J. Vargo	Director

James F. Andrea, Jr.	Head of Client Services & Operations

Dwight Clarke	Director, Human Resources

Joseph L. Cook-Shugart	Illustration Actuary

Sara Liane Latham	Appointed Actuary

Brian N. Leary	Vice President, Chief Compliance Officer & Consumer Services Officer

Miles Mei	Treasurer

Robert G. Regan	Chief Risk Officer

Richard S. Rowland	Vice President, Channel Development

Deepa Rao Trivedi	Vice President, Technology Management

Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own directors’ and officers’ liability reimbursement contracts (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act Section §16-10a-902 et seq.) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or Director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office or then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all liabilities, costs and expenses, including amounts paid in satisfaction of judgments, in compromise and or as fines or reasonably incurred by him or them in connection with or arising out of any action, suit, or proceeding, civil or criminal, in which he or they may be involved, or incurred in anticipation of any action, suit or proceeding, by reason of his being or having any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceeding to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to an employee benefit plan, to be not in the best interests of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the Corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such Director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Depositor

Robert R. Mascialino	Director, Chief Executive Officer, and President

Lisa D. Kriser	Assistant Secretary

Michael Lyons	Treasurer

Kevin M. McLaughlin	Chief Financial Officer

Gail R. Merken	Chief Compliance Officer

Michael Shulman	Assistant Treasurer

Marc Squires	Director

Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$9,846,381	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services—Not Applicable

Item 34. Fee Representation

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 29th day of April, 2024.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	David A. Golino		Lance A. Warrick,
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	David A. Golino		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on this 29th day of April 2024.

Signature	Title

/s/ *		)
David A. Golino	President and Director	)
/s/ *		) )
Miles Mei	Treasurer	)
/s/ *		) )
Richard G. Compson, Jr.	Director	) By:	/s/ Lance A. Warrick
/s/ *		) )	Lance A. Warrick (Attorney-in-Fact)*
Kathryn A. Dunn	Director	)
/s/ *		) )
Jane P. Jamieson /s/ *	Director	) ) )
Wendy E. John /s/ *	Director	) ) )
William J. Johnson, Jr.	Director	)
/s/ *		) )
Robert W. Litle /s/ *	Director	) ) )
Malcolm MacKay	Director	)

/s/ *		)
Nancy D. Prior	Director	)
/s/ *		) )
Rodney R. Rohda	Director	)
/s/ *		) )
Roger T. Servison	Director	) By:	/s/ Lance A. Warrick
/s/ *		) )	Lance A. Warrick (Attorney-in-Fact)*
Roger L. Stiles	Director	)
/s/ *		) )
David J. Vargo	Director	)